UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00123

                                   WM Trust I
               (Exact name of registrant as specified in charter)

                         1201 Third Avenue, 22nd Floor,
                          Seattle, WA 98101 (Address of
                     principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2006

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
REIT FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 88.9%
     DIVERSIFIED - 2.7%
    122,200   Vornado Realty Trust ..............  $    12,776
                                                   -----------
     HEALTH CARE - 7.8%
    394,300   Health Care Property Investors, Inc.      10,812
     68,800   Health Care REIT, Inc.** ..........        2,490
    265,200   Healthcare Realty Trust, Inc. .....        8,775
    463,100   Nationwide Health Properties, Inc.        10,985
    262,800   OMEGA Healthcare Investors, Inc. ..        3,511
                                                   -----------
              Total Health Care .................       36,573
                                                   -----------
     HYBRIDS - 2.3%
    270,000   iStar Financial, Inc. .............       10,735
                                                   -----------
     INDUSTRIAL/OFFICE - 23.3%
       INDUSTRIAL - 7.0%
    204,600   AMB Property Corporation ..........       10,727
    115,600   EastGroup Properties, Inc. ........        5,437
    303,000   ProLogis ..........................       16,771
                                                   -----------
                                                        32,935
                                                   -----------
       MIXED - 1.3%
    156,800   Duke Realty Corporation ...........        5,842
                                                   -----------
       OFFICE - 15.0%
    194,500   Alexandria Real Estate Equities, Inc.     18,365
    142,800   Boston Properties, Inc. ...........       14,023
    407,400   Corporate Office Properties Trust .       18,333
    169,300   SL Green Realty Corporation .......       19,351
                                                   -----------
                                                        70,072
                                                   -----------
              Total Industrial/Office ...........      108,849
                                                   -----------
     LODGING/RESORTS - 7.5%
    559,300   Equity Inns, Inc. .................        8,820
    209,700   Hospitality Properties Trust ......        9,136
    565,400   Host Hotels & Resorts Inc. ........       11,998
    435,600   Winston Hotels, Inc. ..............        5,358
                                                   -----------
              Total Lodging/Resorts .............       35,312
                                                   -----------
     MORTGAGE/FINANCIAL - 2.3%
    224,900   Redwood Trust, Inc. ...............       10,701
                                                   -----------
     RESIDENTIAL - 11.1%
       APARTMENTS - 11.1%
    117,100   AvalonBay Communities, Inc. .......       13,691
    381,100   Equity Residential ................       17,725
     98,700   Mid-America Apartment Communities, Inc.    5,638
    541,000   United Dominion Realty Trust, Inc.        15,067
                                                   -----------
              Total Residential .................       52,121
                                                   -----------
     RETAIL - 24.9%
       FREESTANDING - 1.6%
    367,800   National Retail Properties ........        7,665
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       REGIONAL MALLS - 10.6%
    332,500   General Growth Properties, Inc. ...  $    15,175
    229,300   Macerich Company ..................       16,682
    204,000   Simon Property Group, Inc. ........       17,448
                                                   -----------
                                                        49,305
                                                   -----------
       SHOPPING CENTERS - 12.7%
    313,000   Developers Diversified Realty
              Corporation .......................       16,520
    180,000   Equity One, Inc. ..................        3,937
    440,300   Kimco Realty Corporation ..........       17,277
    165,800   Pan Pacific Retail Properties, Inc.       11,457
    252,600   Weingarten Realty Investors .......       10,094
                                                   -----------
                                                        59,285
                                                   -----------
              Total Retail ......................      116,255
                                                   -----------
     SELF STORAGE - 1.8%
    103,800   Public Storage, Inc. ..............        8,334
                                                   -----------
     SPECIALTY - 5.2%
    263,200   Entertainment Properties Trust ....       11,204
    124,500   Global Signal, Inc. ...............        5,684
    215,000   Plum Creek Timber Company, Inc. ...        7,323
                                                   -----------
              Total Specialty ...................       24,211
                                                   -----------
              Total REITs(Cost $257,091) ........      415,867
                                                   -----------
 COMMON STOCKS - 4.3%
     CONSUMER DISCRETIONARY - 0.6%
       CONSUMER DURABLES & APPAREL - 0.6%
    127,566   D.R. Horton, Inc. .................        2,734
                                                   -----------
     FINANCIALS - 3.7%
       BANKS - 1.5%
    202,400   Countrywide Financial Corporation .        7,252
                                                   -----------
       INSURANCE - 2.2%
     68,000   Fidelity National Financial, Inc. .        2,608
    406,747   Fidelity National Title Group, Inc.,
              Class A** .........................        7,675
                                                   -----------
                                                        10,283
                                                   -----------
              Total Financials ..................       17,535
                                                   -----------
              Total Common Stocks(Cost $19,446) .       20,269
                                                   -----------
 CANADIAN INCOME TRUSTS - 1.8%
     ENERGY - 1.8%
     98,300   Enerplus Resources Fund (F)** .....        5,656
     87,100   Harvest Energy Trust (F) ..........        2,593
                                                   -----------
              Total Canadian Income Trusts
                 (Cost $6,734) ..................        8,249
                                                   -----------
 PREFERRED REAL ESTATE INVESTMENT
   TRUST (REIT) - 0.5%
   (COST $2,613)
    115,100   Mills Corporation, Series E .......        2,629
                                                   -----------

                     See Notes to Portfolio of Investments.                    1

--------------------------------------------------------------------------------
REIT FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                           VALUE
     (000S)                                           (000S)
     ------                                           -----

REPURCHASE AGREEMENT - 4.4%
   (COST $20,495)
$    20,495   Agreement with Morgan Stanley, 5.240%
                dated 07/31/2006, to be repurchased at
                $20,498,000 on 08/01/2006
                (collateralized by U.S. Treasury Note,
                4.250% due 01/15/2010,
                market value $21,127,000) .......  $    20,495
                                                   -----------
 SHORT-TERM INVESTMENT - 3.1%
   (COST $14,415)
     14,415   Mellon GSL DBT IICollateral Fund+ .       14,415
                                                   -----------
TOTAL INVESTMENTS (Cost $320,794*) ......  103.0%      481,924
OTHER ASSETS (LIABILITIES) (NET) ........   (3.0)      (14,150)
                                           -----   -----------
NET ASSETS ..............................  100.0%  $   467,774
                                           =====   ===========

----------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $13,807,000, representing 3.0% of the net assets of the Fund (collateral value $14,415,000).
    + Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
                   (F)          -- Foreign Shares
--------------------------------------------------------------------------------

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 90.3%
     CONSUMER DISCRETIONARY - 6.3%
       AUTOMOBILES & COMPONENTS - 1.1%
    484,200   Johnson Controls, Inc. ............  $    37,167
                                                   -----------
       CONSUMER DURABLES & APPAREL - 0.6%
    283,000   NIKE Inc., Class B ................       22,357
                                                   -----------
       CONSUMER SERVICES - 1.4%
    689,000   Hilton Hotels Corporation** .......       16,488
    961,200   McDonald's Corporation ............       34,017
                                                   -----------
                                                        50,505
                                                   -----------
       MEDIA - 1.7%
  1,038,700   McGraw-Hill Companies, Inc. .......       58,479
                                                   -----------
       RETAILING - 1.5%
    924,100   Home Depot, Inc. ..................       32,075
    634,400   Nordstrom, Inc.** .................       21,760
                                                   -----------
                                                        53,835
                                                   -----------
              Total Consumer Discretionary ......      222,343
                                                   -----------
     CONSUMER STAPLES - 8.0%
       FOOD & STAPLES RETAILING - 1.3%
    532,200   CVS Corporation ...................       17,413
  1,055,900   Sysco Corporation** ...............       29,143
                                                   -----------
                                                        46,556
                                                   -----------
       FOOD, BEVERAGE & TOBACCO - 4.2%
    906,600   Anheuser-Busch Companies, Inc. ....       43,653
     89,900   Cadbury Schweppes PLC, Sponsored ADR       3,529
    804,600   Coca-Cola Company .................       35,805
    396,300   Diageo PLC, Sponsored ADR** .......       27,868
    661,700   Hershey Company** .................       36,374
                                                   -----------
                                                       147,229
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
    257,700   Clorox Company ....................       15,447
    653,800   Colgate-Palmolive Company .........       38,783
    167,400   Kimberly-Clark Corporation ........       10,220
    412,000   Procter & Gamble Company ..........       23,154
                                                   -----------
                                                        87,604
                                                   -----------
              Total Consumer Staples ............      281,389
                                                   -----------
     ENERGY - 10.6%
    706,300   Baker Hughes Inc. .................       56,469
    240,500   BP PLC, Sponsored ADR .............       17,441
    330,000   Chevron Corporation ...............       21,707
    431,300   ConocoPhillips Company ............       29,604
    149,400   Enterprise Products Partners LP** .        3,984
    566,800   ExxonMobil Corporation ............       38,395
    329,800   GlobalSantaFe Corporation .........       18,116
    152,600   Kinder Morgan Energy Partners LP**         7,029
    224,600   Kinder Morgan, Inc. ...............       22,909


                                                     VALUE
     SHARES                                           (000S)
    -------                                           -----

    812,300   Marathon Oil Corporation** ........  $    73,627
    471,600   Peabody Energy Corporation ........       23,533
    415,600   Schlumberger Ltd.** ...............       27,783
    333,768   Valero Energy Corporation .........       22,506
    402,500   Williams Companies, Inc. ..........        9,761
                                                   -----------
              Total Energy ......................      372,864
                                                   -----------
     FINANCIALS - 23.8%
       BANKS - 6.2%
    901,096   Bank of America Corporation .......       46,433
    571,300   Countrywide Financial Corporation**       20,470
    764,300   Mellon Financial Corporation** ....       26,751
    398,000   North Fork Bancorporation, Inc. ...       11,275
    403,900   PNC Financial Services Group, Inc.        28,612
    176,500   SunTrust Banks, Inc. ..............       13,921
    560,000   U.S. Bancorp ......................       17,920
    744,000   Wells Fargo & Company .............       53,821
                                                   -----------
                                                       219,203
                                                   -----------
       DIVERSIFIED FINANCIALS - 9.8%
    130,000   AllianceBernstein Holding LP ......        8,450
    180,000   Ameriprise Financial, Inc. ........        8,028
    545,400   Bank of New York Company, Inc. ....       18,331
  1,035,333   Citigroup Inc.** ..................       50,017
    506,800   Franklin Resources, Inc. ..........       46,347
    310,000   Freddie Mac .......................       17,937
    270,600   Goldman Sachs Group, Inc. .........       41,334
    666,600   ING Groep N.V., Sponsored ADR .....       26,997
  1,054,700   JPMorgan Chase & Company** ........       48,115
    284,600   Lehman Brothers Holdings Inc. .....       18,485
    535,900   Morgan Stanley ....................       35,637
    622,600   T. Rowe Price Group, Inc. .........       25,720
                                                   -----------
                                                       345,398
                                                   -----------
       INSURANCE - 7.8%
    986,000   ACE Ltd.** ........................       50,809
    793,000   AFLAC Inc. ........................       35,003
    505,900   Allstate Corporation ..............       28,745
    276,800   Chubb Corporation .................       13,956
    750,000   Fidelity National Financial, Inc. .       28,762
    341,400   Hartford Financial Services Group,
              Inc.** ............................       28,964
    444,100   HCC Insurance Holdings, Inc.** ....       13,541
    240,200   Lincoln National Corporation ......       13,615
    506,700   Loews Corporation .................       18,778
    500,700   MetLife, Inc. .....................       26,036
    220,200   Prudential Financial, Inc.** ......       17,317
                                                   -----------
                                                       275,526
                                                   -----------
              Total Financials ..................      840,127
                                                   -----------
     HEALTH CARE - 10.5%
       HEALTH CARE EQUIPMENT & SERVICES - 4.1%
    375,000   Becton, Dickinson & Company .......       24,720
    292,400   Cardinal Health, Inc. .............       19,591
    387,000   Caremark Rx, Inc. .................       20,433

                     See Notes to Portfolio of Investments.                    3

--------------------------------------------------------------------------------
EQUITY INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     HEALTH CARE (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
  1,677,400   UnitedHealth Group Inc. ...........  $    80,230
                                                   -----------
                                                       144,974
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
    570,600   Abbott Laboratories** .............       27,258
    324,500   AstraZeneca PLC, Sponsored ADR ....       19,804
     57,700   Bristol-Myers Squibb Company** ....        1,383
    285,300   Eli Lilly & Company ...............       16,197
    375,600   GlaxoSmithKline PLC, Sponsored ADR        20,782
    253,900   Johnson & Johnson .................       15,881
  1,615,900   Pfizer Inc. .......................       41,997
    253,300   Roche Holding Ltd., Sponsored ADR .       22,525
    896,700   Schering-Plough Corporation .......       18,329
    866,500   Wyeth .............................       41,999
                                                   -----------
                                                       226,155
                                                   -----------
              Total Health Care .................      371,129
                                                   -----------
     INDUSTRIALS - 12.4%
       CAPITAL GOODS - 9.5%
    343,200   3M Company ........................       24,161
    386,800   Boeing Company ....................       29,946
    490,600   Caterpillar Inc. ..................       34,769
    349,900   Dover Corporation .................       16,494
    270,500   Emerson Electric Company ..........       21,348
    143,600   Fluor Corporation** ...............       12,612
    121,200   General Dynamics Corporation ......        8,123
    966,200   General Electric Company ..........       31,585
    438,400   Honeywell International Inc. ......       16,966
    793,400   ITT Industries, Inc. ..............       40,106
    231,200   L-3 Communications Holdings, Inc. .       17,028
    329,500   Northrop Grumman Corporation ......       21,810
    340,000   PACCAR Inc.** .....................       27,455
    185,000   Rockwell Automation, Inc.** .......       11,466
    259,600   Siemens AG, Sponsored ADR .........       20,958
                                                   -----------
                                                       334,827
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 0.5%
    555,000   Waste Management Inc. .............       19,081
                                                   -----------
       TRANSPORTATION - 2.4%
    361,800   Union Pacific Corporation .........       30,753
    763,500   United Parcel Service, Inc., Class B      52,613
                                                   -----------
                                                        83,366
                                                   -----------
              Total Industrials .................      437,274
                                                   -----------
     INFORMATION TECHNOLOGY - 6.8%
       COMMUNICATIONS EQUIPMENT - 0.9%
  1,553,200   Nokia Oyj, Sponsored ADR** ........       30,831
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       COMPUTERS & PERIPHERALS - 1.8%
    260,000   Apple Computer, Inc.+ .............  $    17,670
    805,000   Hewlett-Packard Company ...........       25,687
    258,700   International Business Machines
              Corporation .......................       20,026
                                                   -----------
                                                        63,383
                                                   -----------
       IT SERVICES - 1.0%
    812,600   Automatic Data Processing, Inc. ...       35,560
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
  2,006,600   Applied Materials, Inc.** .........       31,584
    398,200   Linear Technology Corporation** ...       12,882
    765,000   Microchip Technology Inc.** .......       24,679
     40,800   Samsung Electronics Company Ltd., GDR++   12,978
    971,400   Texas Instruments Inc.** ..........       28,928
                                                   -----------
                                                       111,051
                                                   -----------
              Total Information Technology ......      240,825
                                                   -----------
     MATERIALS - 3.5%
    344,300   Alcan Inc. (F)** ..................       15,755
  1,179,000   Anglo American PLC, Unsponsored ADR       24,830
    424,100   International Paper Company** .....       14,559
    108,400   Phelps Dodge Corporation ..........        9,467
    362,800   United States Steel Corporation** .       22,882
    381,300   Vulcan Materials Company ..........       25,536
    156,900   Weyerhaeuser Company** ............        9,204
                                                   -----------
              Total Materials ...................      122,233
                                                   -----------
     TELECOMMUNICATION SERVICES - 7.1%
    957,500   Alltel Corporation ................       52,825
  1,606,800   AT&T Inc.** .......................       48,188
    407,400   BellSouth Corporation** ...........       15,958
  1,370,800   Sprint Nextel Corporation** .......       27,142
  1,596,900   Verizon Communications Inc. .......       54,007
    945,963   Vodafone Group PLC, Sponsored ADR**       20,508
  2,555,984   Windstream Corporation** ..........       32,027
                                                   -----------
              Total Telecommunication Services ..      250,655
                                                   -----------
     UTILITIES - 1.4%
    637,900   FPL Group, Inc.** .................       27,519
    240,800   Progress Energy, Inc.** ...........       10,487
    613,600   Xcel Energy, Inc.** ...............       12,297
                                                   -----------
              Total Utilities ...................       50,303
                                                   -----------
              Total Common Stocks
                 (Cost $2,759,947) ..............    3,189,142
                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
    208,100   AMB Property Corporation ..........       10,911
    238,500   Archstone-Smith Trust** ...........       12,514
    110,900   Brookfield Properties Corporation**        3,698
    123,400   Developers Diversified Realty
              Corporation** .....................        6,513
    131,000   Duke Realty Corporation** .........        4,881
    398,000   Equity Residential** ..............       18,511
    119,600   General Growth Properties, Inc. ...        5,459

4                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
EQUITY INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
    275,400   Health Care Property Investors,
              Inc.** ............................  $     7,551
    918,700   Host Hotels & Resorts Inc.** ......       19,495
    177,100   Kimco Realty Corporation** ........        6,949
     81,000   Macerich Company** ................        5,893
    285,000   Plum Creek Timber Company, Inc. ...        9,707
    421,300   ProLogis ..........................       23,319
    124,100   Public Storage, Inc.** ............        9,964
    127,100   Simon Property Group, Inc.** ......       10,871
    102,000   Vornado Realty Trust** ............       10,664
                                                   -----------
              Total REITs
                 (Cost $112,341) ................      166,901
                                                   -----------
  PRINCIPAL
    AMOUNT
    (000S)
    ------
 CONVERTIBLE SECURITY - 0.3%
   (COST $11,488)
     CONVERTIBLE BONDS AND NOTES - 0.3%
       (COST $11,488)
$    11,650   Echostar Communications, Conv. Sub.
                 Note,
                 5.750% due 05/15/2008 ..........       11,679
                                                   -----------
 FIXED-INCOME SECURITIES - 1.7%
     U.S. TREASURY NOTES - 1.3%
     30,000   U.S. Treasury Note,
                 3.000% due 12/31/2006 ..........       29,740
     15,000   U.S. Treasury Note,
                 4.250% due 11/15/2014 ..........       14,283
                                                   -----------
              Total U.S. Treasury Notes
                 (Cost $44,979) .................       44,023
                                                   -----------
     CORPORATE BONDS AND NOTES - 0.4%
      1,250   American Home Products Corporation,
                 Deb.,7.250% due 03/01/2023 .....        1,371
      4,000   ERAC USA Finance Company, Note,
                 7.350% due 06/15/2008++ ........        4,120
        500   Merrill Lynch & Company, Inc., Note,
                 6.375% due 10/15/2008 ..........          509
      4,000   TELUS Corporation, Note,
                 8.000% due 06/01/2011 ..........        4,374
      2,000   Texas-New Mexico Power Company,
                 Sr. Note,
                 6.250% due 01/15/2009 ..........        2,019
      1,000   Westinghouse Electric Corporation,
                 Deb.,
                 7.875% due 09/01/2023 ..........        1,072
                                                   -----------
              Total Corporate Bonds and Notes
                 (Cost $12,841) .................       13,465
                                                   -----------
     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.0%
       FEDERAL HOME LOAN MORTGAGE
         CORPORATION (FHLMC) - 0.0%
        210   Federal Home Loan Mortgage Corporation,
                 6.500% due 09/01/2030 ..........          214

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$        96   Federal Home Loan Mortgage Corporation,
                 7.000% due 09/01/2030 ..........  $        98
                                                   -----------
              Total U.S. Government Agency Mortgage-
                 Backed Securities
                 (Cost $297) ....................          312
                                                   -----------
     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0%
       (COST $248)
        247   Reilly Mortgage FHA, Series 1982,
                 (Partial default),
                 7.430% due 08/01/2022 ..........          247^
                                                   -----------
              Total Fixed-Income Securities
                 (Cost $58,365) .................       58,047
                                                   -----------
     SHARES
     ------
 WARRANTS - 0.0%
  (COST $0)
      4,500   V2 Music Holdings PLC,
                 Expires 05/07/2008+,++ .........            0
                                                   -----------
  PRINCIPAL
   AMOUNT
   (000S)
   ------
 REPURCHASE AGREEMENT - 2.4%
  (COST $84,501)
$    84,501   Agreement with Morgan Stanley, 5.24%
                 dated 07/31/2006, to be repurchased at
                 $84,513,000 on 08/01/2006
                 (collateralized by U.S. Treasury obligations, 4.250% due 01/15/2010,
                 market value $87,108,000) ......       84,501
                                                   -----------
 SHORT-TERM INVESTMENT - 7.1%
  (COST $251,482)
    251,482   Mellon GSL DBT II
                 Collateral Fund+++ .............      251,482
                                                   -----------
TOTAL INVESTMENTS (Cost $3,278,124*) ..... 106.5%    3,761,752
OTHER ASSETS (LIABILITIES) (NET) .........  (6.5)     (231,105)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $ 3,530,647
                                           =====   ===========

---------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $90,396,000, representing 5.2% of the total net assets of the Fund (collateral value $92,530,000).
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Represents investment purchased with cash collateral for securities loaned.
    ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR     --    American Depositary Receipt
    (F)     --    Foreign Shares
    FHA     --    Federal Housing Authority
    GDR     --    Global Depository Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 96.6%
     CONSUMER DISCRETIONARY - 6.2%
       CONSUMER SERVICES - 2.0%
  1,151,000   Carnival Corporation ..............  $    44,843
                                                   -----------
       MEDIA - 3.0%
    699,500   CBS Corporation, Class B ..........       19,187
    858,999   Comcast Corporation, Class A+** ...       29,533
    514,500   Viacom Inc., Class B+ .............       17,930
                                                   -----------
                                                        66,650
                                                   -----------
       RETAILING - 1.2%
    484,000   Kohl's Corporation+ ...............       27,409
                                                   -----------
              Total Consumer Discretionary ......      138,902
                                                   -----------
     CONSUMER STAPLES - 9.2%
       FOOD & STAPLES RETAILING - 3.7%
    512,000   Costco Wholesale Corporation** ....       27,013
  1,047,800   Kroger Company ....................       24,026
    748,000   Wal-Mart Stores, Inc. .............       33,286
                                                   -----------
                                                        84,325
                                                   -----------
       FOOD, BEVERAGE & TOBACCO - 3.5%
    510,100   Hershey Company** .................       28,040
    793,000   PepsiCo, Inc. .....................       50,261
                                                   -----------
                                                        78,301
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
    796,000   Procter & Gamble Company ..........       44,735
                                                   -----------
              Total Consumer Staples ............      207,361
                                                   -----------
     ENERGY - 12.4%
    617,000   BP PLC, Sponsored ADR .............       44,745
    595,000   ENSCO International Inc. ..........       27,501
    852,000   ExxonMobil Corporation ............       57,714
    929,000   GlobalSantaFe Corporation .........       51,030
    216,000   Kinder Morgan, Inc. ...............       22,032
    318,000   National Oilwell Varco Inc.+** ....       21,319
    806,000   Schlumberger Ltd. .................       53,881
                                                   -----------
              Total Energy ......................      278,222
                                                   -----------
     FINANCIALS - 21.5%
       BANKS - 6.7%
  1,154,000   Bank of America Corporation .......       59,466
    764,000   Wachovia Corporation ..............       40,973
    688,000   Wells Fargo & Company .............       49,770
                                                   -----------
                                                       150,209
                                                   -----------
       DIVERSIFIED FINANCIALS - 7.0%
  1,135,000   Citigroup Inc. ....................       54,832
    755,000   Freddie Mac** .....................       43,684
  1,297,000   JPMorgan Chase & Company ..........       59,169
                                                   -----------
                                                       157,685
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       INSURANCE - 7.8%
    883,800   ACE Ltd. ..........................  $    45,542
    237,000   AFLAC Inc. ........................       10,461
    917,000   Allstate Corporation ..............       52,104
    594,000   American International Group, Inc.        36,038
    319,000   Fidelity National Financial, Inc. .       12,234
    231,000   Hartford Financial Services Group, Inc.   19,598
                                                   -----------
                                                       175,977
                                                   -----------
              Total Financials ..................      483,871
                                                   -----------
     HEALTH CARE - 13.5%
       HEALTH CARE EQUIPMENT & SERVICES - 8.2%
    601,000   Baxter International Inc. .........       25,242
    172,000   Becton, Dickinson & Company .......       11,338
    560,000   Cardinal Health, Inc. .............       37,520
    943,000   Medtronic, Inc.** .................       47,641
    491,300   Omnicare, Inc.** ..................       22,236
    452,000   UnitedHealth Group Inc. ...........       21,619
    263,000   WellPoint Inc.+ ...................       19,594
                                                   -----------
                                                       185,190
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 5.3%
     37,300   Bristol-Myers Squibb Company ......          894
    208,000   Eli Lilly & Company ...............       11,808
    463,000   Johnson & Johnson .................       28,961
    935,000   Pfizer Inc. .......................       24,301
  1,620,000   Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR** ...................       53,589
                                                   -----------
                                                       119,553
                                                   -----------
              Total Health Care .................      304,743
                                                   -----------
     INDUSTRIALS - 13.2%
       CAPITAL GOODS - 11.8%
    484,000   Boeing Company ....................       37,471
    346,000   Caterpillar Inc. ..................       24,521
  1,887,000   General Electric Company ..........       61,686
  1,327,000   Honeywell International Inc.** ....       51,355
    529,000   Lockheed Martin Corporation .......       42,151
    221,000   Rockwell Automation, Inc.** .......       13,697
  1,274,000   Tyco International Ltd. ...........       33,239
                                                   -----------
                                                       264,120
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 0.6%
    407,000   Waste Management Inc. .............       13,993
                                                   -----------
       TRANSPORTATION - 0.8%
    855,000   AMR Corporation+** ................       18,810
                                                   -----------
              Total Industrials .................      296,923
                                                   -----------
     INFORMATION TECHNOLOGY - 13.0%
       COMMUNICATIONS EQUIPMENT - 2.7%
  2,020,000   Motorola, Inc. ....................       45,975
    418,000   QUALCOMM Inc. .....................       14,739
                                                   -----------
                                                        60,714
                                                   -----------

6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       COMPUTERS & PERIPHERALS - 3.9%
    180,000   Apple Computer, Inc.+ .............  $    12,233
  1,329,000   Hewlett-Packard Company ...........       42,408
    429,000   International Business Machines
              Corporation .......................       33,209
                                                   -----------
                                                        87,850
                                                   -----------
       IT SERVICES - 1.8%
    993,000   First Data Corporation ............       40,564
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
    580,000   Intel Corporation .................       10,440
    437,000   Microchip Technology Inc. .........       14,097
                                                   -----------
                                                        24,537
                                                   -----------
       SOFTWARE - 3.5%
    555,000   Adobe Systems Inc.+** .............       15,823
    835,000   Autodesk, Inc.+ ...................       28,482
  1,395,000   Microsoft Corporation .............       33,522
                                                   -----------
                                                        77,827
                                                   -----------
              Total Information Technology ......      291,492
                                                   -----------
     MATERIALS - 2.1%
  1,231,000   Alcoa Inc. ........................       36,868
    525,000   Anglo American PLC, Unsponsored ADR       11,057
                                                   -----------
              Total Materials ...................       47,925
                                                   -----------
     TELECOMMUNICATION SERVICES - 2.7%
  1,241,000   AT&T Inc. .........................       37,217
    684,000   Verizon Communications Inc. .......       23,133
                                                   -----------
              Total Telecommunication Services ..       60,350
                                                   -----------
     UTILITIES - 2.8%
    874,000   FPL Group, Inc.** .................       37,705
    616,000   Pinnacle West Capital Corporation .       26,494
                                                   -----------
              Total Utilities ...................       64,199
                                                   -----------
              Total Common Stocks
                 (Cost $1,654,757) ..............    2,173,988
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

REPURCHASE AGREEMENT - 2.7%
  (COST $61,216)
$    61,216   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $61,225,000 on 08/01/2006
                 (collateralized by U.S. Treasury obligations, 4.250% due 01/15/2010,
                 market value $63,104,000) ......  $    61,216
                                                   -----------
 SHORT-TERM INVESTMENT - 5.5%
  (COST $122,923)
    122,923   Mellon GSL DBT IICollateral Fund++       122,923
                                                   -----------
TOTAL INVESTMENTS (Cost $1,838,896*) ..... 104.8%    2,358,127
OTHER ASSETS (LIABILITIES) (NET) .........  (4.8)     (108,070)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $ 2,250,057
                                           =====   ===========

---------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $119,064,000, representing 5.3% of the total net assets of the Fund (collateral value $122,923,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    7

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 93.9%
     CONSUMER DISCRETIONARY - 11.1%
       AUTOMOBILES & COMPONENTS - 1.5%
    796,000   Monaco Coach Corporation** ........  $     8,478
    183,000   Toyota Motor Corporation, Sponsored ADR   19,255
                                                   -----------
                                                        27,733
                                                   -----------
       CONSUMER DURABLES & APPAREL - 1.6%
    123,550   Columbia Sportswear Company+** ....        6,143
    112,700   KB Home** .........................        4,792
    155,300   Mattel, Inc. ......................        2,802
    206,800   NIKE Inc., Class B ................       16,337
                                                   -----------
                                                        30,074
                                                   -----------
       CONSUMER SERVICES - 3.6%
    135,315   Ambassadors Group, Inc. ...........        3,789
    760,000   Hilton Hotels Corporation** .......       18,187
  1,227,885   Red Lion Hotels Corporation+*** ...       11,923
    898,900   Starbucks Corporation+** ..........       30,796
                                                   -----------
                                                        64,695
                                                   -----------
       MEDIA - 3.8%
    285,600   Getty Images, Inc.+** .............       13,323
    248,551   McClatchy Company, Class A** ......       10,536
    770,000   Univision Communications Inc.,
              Class A+** ........................       25,718
    642,210   Walt Disney Company** .............       19,067
                                                   -----------
                                                        68,644
                                                   -----------
       RETAILING - 0.6%
    148,200   Blue Nile, Inc.+** ................        3,903
    178,450   Building Materials Holding
              Corporation** .....................        3,824
     89,000   Nordstrom, Inc.** .................        3,053
                                                   -----------
                                                        10,780
                                                   -----------
              Total Consumer Discretionary ......      201,926
                                                   -----------
     CONSUMER STAPLES - 6.2%
       FOOD & STAPLES RETAILING - 2.2%
    595,540   Costco Wholesale Corporation** ....       31,421
    332,400   Kroger Company** ..................        7,622
                                                   -----------
                                                        39,043
                                                   -----------
       FOOD, BEVERAGE & TOBACCO - 1.1%
    109,100   Archer Daniels Midland Company ....        4,801
    247,700   PepsiCo, Inc. .....................       15,699
                                                   -----------
                                                        20,500
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
    150,700   Central Garden & Pet Company+** ...        5,959
    306,430   Clorox Company** ..................       18,367
     96,700   Colgate-Palmolive Company .........        5,736
    193,700   Estee Lauder Companies Inc.,
              Class A** .........................        7,229
    276,000   Procter & Gamble Company ..........       15,511
                                                   -----------
                                                        52,802
                                                   -----------
              Total Consumer Staples ............      112,345
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     ENERGY - 8.1%
    201,300   Apache Corporation** ..............  $    14,186
    416,600   Berry Petroleum Company, Class A**        14,014
     78,000   CARBO Ceramics Inc.** .............        3,033
    671,026   Chevron Corporation ...............       44,140
    169,700   ExxonMobil Corporation ............       11,496
    904,000   Nabors Industries Ltd. (F)+** .....       31,929
    266,700   Occidental Petroleum Corporation ..       28,737
                                                   -----------
              Total Energy ......................      147,535
                                                   -----------
     FINANCIALS - 16.6%
       BANKS - 10.7%
    152,000   Bank of America Corporation .......        7,833
    296,600   Banner Corporation ................       11,564
    183,500   City National Corporation .........       12,241
    232,500   Countrywide Financial Corporation**        8,330
    507,600   East West Bancorp, Inc.** .........       20,482
    323,000   Greater Bay Bancorp ...............        9,251
     92,833   Pacific Capital Bancorp** .........        2,735
    761,300   U.S. Bancorp ......................       24,362
    208,400   UCBH Holdings, Inc.** .............        3,476
    137,000   UnionBanCal Corporation ...........        8,465
     78,240   United PanAm Financial Corporation+        1,494
    932,255   Washington Federal, Inc.** ........       20,854
    856,816   Wells Fargo & Company .............       61,982
                                                   -----------
                                                       193,069
                                                   -----------
       DIVERSIFIED FINANCIALS - 4.4%
  1,481,700   Charles Schwab Corporation ........       23,529
    473,300   Citigroup Inc. ....................       22,865
    342,000   Franklin Resources, Inc. ..........       31,276
     46,432   Piper Jaffray Companies, Inc.+** ..        2,377
                                                   -----------
                                                        80,047
                                                   -----------
       INSURANCE - 1.5%
     74,004   Safeco Corporation ................        3,976
    538,730   StanCorp Financial Group, Inc. ....       23,214
                                                   -----------
                                                        27,190
                                                   -----------
              Total Financials ..................      300,306
                                                   -----------
     HEALTH CARE - 16.1%
       HEALTH CARE EQUIPMENT & SERVICES - 7.6%
     71,000   Affymetrix, Inc.+** ...............        1,532
    247,700   AMN Healthcare Services, Inc.+** ..        5,563
    244,000   Applera Corporation-Applied
              Biosystems Group ..................        7,845
     27,000   C.R. Bard, Inc. ...................        1,916
    184,000   Caremark Rx, Inc. .................        9,715
     14,700   Cooper Companies, Inc.** ..........          650
    243,000   DaVita, Inc.+ .....................       12,155
     84,460   Health Net, Inc.+ .................        3,545
     10,200   IRIS International Inc.+** ........          123
    210,300   McKesson Corporation ..............       10,597
     74,000   Mentor Corporation ................        3,290

8                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     HEALTH CARE (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
    922,400   OraSure Technologies, Inc.+** .....  $     8,615
    285,000   ResMed Inc.+ ......................       13,227
    675,963   SonoSite, Inc.+** .................       21,820
     67,400   Stryker Corporation ...............        3,067
    406,000   Varian Medical Systems, Inc.+ .....       18,400
    321,000   VCA Antech, Inc.+** ...............       11,225
     75,300   Zimmer Holdings, Inc.+** ..........        4,762
                                                   -----------
                                                       138,047
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 8.5%
    253,250   Abbott Laboratories ...............       12,098
    300,325   Allergan, Inc.** ..................       32,390
    367,839   Amgen, Inc.+ ......................       25,653
    109,300   Amylin Pharmaceuticals, Inc.+** ...        5,334
    279,937   CV Therapeutics, Inc.+** ..........        3,429
    451,300   Dendreon Corporation+** ...........        2,090
    144,225   Eden Bioscience Corporation+ ......          131
    245,000   Genentech, Inc.+ ..................       19,801
     45,000   Gilead Sciences, Inc.+ ............        2,767
    267,120   ICOS Corporation+** ...............        6,101
    289,800   Johnson & Johnson .................       18,127
    125,000   Martek Biosciences Corporation+** .        3,491
     62,100   Neurocrine Biosciences, Inc.+** ...          574
    531,800   Pfizer Inc. .......................       13,821
    357,800   Watson Pharmaceuticals, Inc.+** ...        8,011
                                                   -----------
                                                       153,818
                                                   -----------
              Total Health Care .................      291,865
                                                   -----------
     INDUSTRIALS - 15.1%
       CAPITAL GOODS - 11.0%
    520,033   Boeing Company ....................       40,261
    187,800   Cascade Corporation** .............        6,949
     22,000   Ceradyne, Inc.+** .................        1,076
    307,380   Dionex Corporation+** .............       17,013
    331,630   Electro Scientific Industries, Inc.+       5,830
     71,060   Granite Construction Inc. .........        3,090
    399,000   Greenbrier Companies, Inc.** ......       11,084
    342,000   Jacobs Engineering Group Inc.+ ....       28,383
    309,000   Northrop Grumman Corporation ......       20,453
    500,687   PACCAR Inc.** .....................       40,430
    220,800   Precision Castparts Corporation ...       13,171
    438,500   Simpson Manufacturing Company, Inc.**     12,278
                                                   -----------
                                                       200,018
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.3%
     48,000   Avery Dennison Corporation** ......        2,814
    252,700   Copart, Inc.+ .....................        6,732
    356,300   Robert Half International Inc.** ..       11,530
     72,000   Waste Connections, Inc.+ ..........        2,691
                                                   -----------
                                                        23,767
                                                   -----------


                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       TRANSPORTATION - 2.8%
    432,610   Alaska Air Group, Inc.+** .........  $    16,063
    546,900   Cathay Pacific Airways Ltd.,
              Sponsored ADR .....................        4,898
    645,540   Expeditors International of
              Washington, Inc. ..................       29,353
                                                   -----------
                                                        50,314
                                                   -----------
              Total Industrials .................      274,099
                                                   -----------
     INFORMATION TECHNOLOGY - 16.1%
       COMMUNICATIONS EQUIPMENT - 1.6%
  1,136,000   Cisco Systems, Inc.+ ..............       20,278
    135,000   Polycom, Inc.+** ..................        2,997
    166,000   QUALCOMM Inc. .....................        5,853
                                                   -----------
                                                        29,128
                                                   -----------
       COMPUTERS & PERIPHERALS - 1.8%
     78,150   Apple Computer, Inc.+ .............        5,311
    594,300   Hewlett-Packard Company ...........       18,964
    132,300   InFocus Corporation+ ..............          364
    115,800   Intermec Inc.+** ..................        2,825
     54,000   Network Appliance, Inc.+** ........        1,603
    219,700   QLogic Corporation+** .............        3,843
                                                   -----------
                                                        32,910
                                                   -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
    492,100   Tektronix, Inc. ...................       13,420
    124,534   Trimble Navigation Ltd.+ ..........        5,981
                                                   -----------
                                                        19,401
                                                   -----------
       INTERNET SOFTWARE & SERVICES - 2.5%
  2,512,861   Art Technology Group, Inc.+ .......        6,709
     35,250   Google Inc., Class A+ .............       13,628
    553,800   WatchGuard Technologies, Inc.+ ....        2,270
    222,900   WebEx Communications, Inc.+** .....        7,641
    574,600   Yahoo! Inc.+ ......................       15,595
                                                   -----------
                                                        45,843
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
    331,000   Applied Materials, Inc. ...........        5,210
    192,096   Credence Systems Corporation+ .....          542
     69,000   Exar Corporation+** ...............          894
    364,125   FEI Company+** ....................        7,931
    872,300   Intel Corporation .................       15,701
     66,000   International Rectifier Corporation+**     2,353
    115,200   KLA-Tencor Corporation** ..........        4,860
    697,480   Lattice Semiconductor Corporation+**       4,115
    453,300   LSI Logic Corporation+ ............        3,717
     58,000   Maxim Integrated Products, Inc. ...        1,704
    136,400   Novellus Systems, Inc.+** .........        3,452
     60,600   NVIDIA Corporation+** .............        1,341
    924,800   Pixelworks, Inc.+ .................        2,007
                                                   -----------
                                                        53,827
                                                   -----------

                     See Notes to Portfolio of Investments.                    9

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       SOFTWARE - 6.1%
    810,000   Actuate Corporation+ ..............  $     3,281
    674,900   Adobe Systems Inc.+ ...............       19,241
     38,000   Autodesk, Inc.+ ...................        1,296
    151,000   Electronic Arts Inc.+** ...........        7,114
    332,250   Fair Isaac Corporation ............       11,224
     94,000   Mentor Graphics Corporation+ ......        1,295
  1,788,978   Microsoft Corporation .............       42,989
    575,100   Quest Software, Inc.+** ...........        7,862
    357,008   RadiSys Corporation+** ............        7,529
    199,400   SupportSoft, Inc.+** ..............          692
    248,600   Sybase, Inc.+ .....................        5,233
    195,178   Symantec Corporation+** ...........        3,390
     23,000   Websense, Inc.+ ...................          431
                                                   -----------
                                                       111,577
                                                   -----------
              Total Information Technology ......      292,686
                                                   -----------
     MATERIALS - 3.5%
    104,600   Cemex SA de CV, Sponsored ADR+ ....        2,962
    307,230   Oregon Steel Mills, Inc.+** .......       14,206
    512,940   Schnitzer Steel Industries, Inc.,
              Class A ...........................       17,389
    149,661   Symyx Technologies, Inc.+** .......        3,683
    419,000   Weyerhaeuser Company ..............       24,579
                                                   -----------
              Total Materials ...................       62,819
                                                   -----------
     TELECOMMUNICATION SERVICES - 0.7%
    660,400   Sprint Nextel Corporation .........       13,076
                                                   -----------
     UTILITIES - 0.4%
    134,200   Sempra Energy .....................        6,476
                                                   -----------
              Total Common Stocks
                 (Cost $1,239,425)                   1,703,133
                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.3%
    358,700   AMB Property Corporation ..........       18,807
    108,000   Essex Property Trust, Inc. ........       12,646
    375,185   Health Care Property Investors, Inc.**    10,288
     59,000   Nationwide Health Properties, Inc.         1,399
    468,000   Plum Creek Timber Company, Inc.** .       15,940
                                                   -----------
              Total REITs(Cost $45,713) .........       59,080
                                                   -----------
  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

FIXED-INCOME SECURITY - 0.4%
  U.S. TREASURY BOND - 0.4%
  (COST $8,060)
$     9,000   4.500% due 02/15/2036 .............  $     8,217
                                                   -----------
REPURCHASE AGREEMENT - 2.3%
  (COST $42,600)
     42,600   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $42,606,000 on 08/01/2006
                 (collateralized by U.S. Treasury obligations, 4.250% due 01/15/2010,
                 market value $43,914,000) ......       42,600
                                                   -----------
SHORT-TERM INVESTMENT - 10.9%
  (COST $197,350)
    197,350   Mellon GSL DBT IICollateral Fund++       197,350
                                                   -----------
TOTAL INVESTMENTS (Cost $1,533,148*) ....  110.8%    2,010,380
OTHER ASSETS (LIABILITIES) (NET) ........  (10.8)     (196,597)
                                           -----   -----------
NET ASSETS ..............................  100.0%  $ 1,813,783
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $189,384,000, representing 10.4% of the total net assets of the Fund (collateral value $197,350,000).
  *** Affiliated issuer as defined by the Investment Company Act of 1940 (the
      Fund controls 5.0% or more of the outstanding voting shares of the company). Total cost of such securities is $10,210,000 and the total value is $11,923,000 or 0.7% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      ADR--  American Depositary Receipt
--------------------------------------------------------------------------------

10                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP STOCK FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 93.1%
     CONSUMER DISCRETIONARY - 13.8%
       AUTOMOBILES & COMPONENTS - 2.0%
    251,700   Magna International Inc., Class A
              (F)** .............................  $    18,497
                                                   -----------
       CONSUMER DURABLES & APPAREL - 2.6%
    286,100   Jones Apparel Group, Inc. .........        8,469
    862,700   Mattel, Inc. ......................       15,563
                                                   -----------
                                                        24,032
                                                   -----------
       CONSUMER SERVICES - 2.1%
    179,500   Papa John's International, Inc.+**         5,769
    301,200   Yum! Brands, Inc. .................       13,554
                                                   -----------
                                                        19,323
                                                   -----------
       RETAILING - 7.1%
    558,200   Aaron Rents, Inc.** ...............       13,475
    558,000   Nordstrom, Inc.** .................       19,140
    467,300   Tiffany & Company .................       14,762
    438,200   Weight Watchers International, Inc.       17,532
                                                   -----------
                                                        64,909
                                                   -----------
              Total Consumer Discretionary ......      126,761
                                                   -----------
     CONSUMER STAPLES - 1.3%
       FOOD, BEVERAGE & TOBACCO - 0.8%
    117,350   Dean Foods Company+ ...............        4,404
     73,300   J.M. Smucker Company ..............        3,272
                                                   -----------
                                                         7,676
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
    114,000   Estee Lauder Companies Inc., Class
              A** ...............................        4,254
                                                   -----------
              Total Consumer Staples ............       11,930
                                                   -----------
     ENERGY - 9.6%
    357,700   Cimarex Energy Company** ..........       14,605
    576,700   Nabors Industries Ltd. (F)+ .......       20,369
    470,200   Noble Energy, Inc. ................       23,797
    130,200   Tesoro Corporation ................        9,739
    419,600   Tidewater Inc. ....................       20,019
                                                   -----------
              Total Energy ......................       88,529
                                                   -----------
     FINANCIALS - 18.9%
       BANKS - 5.0%
    304,511   North Fork Bancorporation, Inc. ...        8,627
    713,200   TCF Financial Corporation** .......       19,192
    809,950   Washington Federal, Inc.** ........       18,119
                                                   -----------
                                                        45,938
                                                   -----------
       DIVERSIFIED FINANCIALS - 3.8%
    354,200   A.G. Edwards, Inc.** ..............       19,112
    195,400   Ambac Financial Group, Inc. .......       16,240
                                                   -----------
                                                        35,352
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       INSURANCE - 10.1%
    926,800   Fidelity National Financial, Inc.**  $    35,543
    825,800   HCC Insurance Holdings, Inc.** ....       25,179
    418,500   Max Re Capital Ltd. (F) ...........        9,416
    234,400   MGIC Investment Corporation** .....       13,340
    215,200   PMI Group, Inc.** .................        9,137
                                                   -----------
                                                        92,615
                                                   -----------
              Total Financials ..................      173,905
                                                   -----------
     HEALTH CARE - 11.9%
       HEALTH CARE EQUIPMENT & SERVICES - 10.3%
    159,100   AmerisourceBergen Corporation .....        6,841
    313,500   Covance Inc.+** ...................       19,989
    439,300   Edwards Lifesciences Corporation+**       19,434
    139,100   Express Scripts, Inc., Class A+ ...       10,715
    629,082   IMS Health Inc.** .................       17,262
    368,500   Universal Health Services, Inc.,
              Class B ...........................       20,636
                                                   -----------
                                                        94,877
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 1.6%
    672,525   Mylan Laboratories Inc.** .........       14,769
                                                   -----------
              Total Health Care .................      109,646
                                                   -----------
     INDUSTRIALS - 15.8%
       CAPITAL GOODS - 6.3%
    538,300   Federal Signal Corporation** ......        8,037
    305,000   Lincoln Electric Holdings, Inc.** .       17,501
    232,300   PACCAR Inc.** .....................       18,758
    235,600   Teleflex Inc. .....................       13,450
                                                   -----------
                                                        57,746
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 4.3%
    676,600   Allied Waste Industries, Inc.+** ..        6,874
    368,400   HNI Corporation ...................       14,961
    439,300   Republic Services, Inc. ...........       17,642
                                                   -----------
                                                        39,477
                                                   -----------
       TRANSPORTATION - 5.2%
    314,400   Alaska Air Group, Inc.+ ...........       11,674
    900,600   AMR Corporation+** ................       19,813
    619,400   Continental Airlines, Inc., Class B+**    16,315
                                                   -----------
                                                        47,802
                                                   -----------
              Total Industrials .................      145,025
                                                   -----------
     INFORMATION TECHNOLOGY - 11.4%
       COMPUTERS & PERIPHERALS - 3.2%
    622,300   Electronics for Imaging, Inc.+** ..       12,558
    562,300   Network Appliance, Inc.+** ........       16,695
                                                   -----------
                                                        29,253
                                                   -----------

                     See Notes to Portfolio of Investments.                   11

--------------------------------------------------------------------------------
MID CAP STOCK FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
    335,100   Arrow Electronics, Inc.+ ..........  $     9,470
    284,900   Diebold, Inc.** ...................       11,510
                                                   -----------
                                                        20,980
                                                   -----------
       IT SERVICES - 1.6%
    470,200   Acxiom Corporation ................       11,510
    163,000   Convergys Corporation+ ............        3,110
                                                   -----------
                                                        14,620
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
    749,400   Microchip Technology Inc. .........       24,176
                                                   -----------
       SOFTWARE - 1.7%
    566,300   BMC Software Inc.+** ..............       13,263
    168,500   Synopsys, Inc.+ ...................        3,016
                                                   -----------
                                                        16,279
                                                   -----------
              Total Information Technology ......      105,308
                                                   -----------
     MATERIALS - 5.3%
    276,500   Cabot Corporation** ...............        9,199
    469,600   Lubrizol Corporation ..............       20,085
    786,100   Valspar Corporation ...............       19,361
                                                   -----------
              Total Materials ...................       48,645
                                                   -----------
     TELECOMMUNICATION SERVICES - 0.5%
     74,500   United States Cellular Corporation+        4,481
                                                   -----------
     UTILITIES - 4.6%
    915,600   NiSource Inc.** ...................       20,830
    494,300   Pinnacle West Capital Corporation .       21,260
                                                   -----------
              Total Utilities ...................       42,090
                                                   -----------
              Total Common Stocks(Cost $650,183)       856,320
                                                   -----------
     REAL ESTATE INVESTMENT TRUST (REIT) - 2.2%
       (COST $14,112)
    439,900   General Growth Properties, Inc.** .       20,077
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

REPURCHASE AGREEMENT - 4.8%
  (COST $44,255)
$    44,255   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $44,261,000 on 08/01/2006
                 (collateralized by U.S. Treasury Note,
                 4.250% due 01/15/2010,
                 market value $45,620,000) ......  $    44,255
                                                   -----------
SHORT-TERM INVESTMENT - 8.2%
   (COST $75,596)
     75,596   Mellon GSL DBT IICollateral Fund++        75,596
                                                   -----------
TOTAL INVESTMENTS (Cost $784,146*) ....... 108.3%      996,248
OTHER ASSETS (LIABILITIES) (NET) .........  (8.3)      (76,252)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   919,996
                                           =====   ===========

----------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $70,526,000, representing 7.7% of the total net assets of the Fund (collateral value $75,596,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      (F)         --  Foreign Shares
--------------------------------------------------------------------------------

12                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 97.1%
     CONSUMER DISCRETIONARY - 13.5%
       CONSUMER DURABLES & APPAREL - 0.9%
    190,050   NIKE Inc., Class B ................  $    15,014
     86,650   Polo Ralph Lauren Corporation .....        4,943
                                                   -----------
                                                        19,957
                                                   -----------
       CONSUMER SERVICES - 1.7%
     88,080   Apollo Group, Inc., Class A+ ......        4,168
     70,020   Las Vegas Sands Corporation+** ....        4,343
     41,720   Panera Bread Company, Class A+ ....        2,182
     86,900   Scientific Games Corporation, Class
              A+ ................................        2,952
    666,010   Starbucks Corporation+ ............       22,818
                                                   -----------
                                                        36,463
                                                   -----------
       MEDIA - 2.6%
    374,990   Comcast Corporation, Special Class
              A+** ..............................       12,855
  1,234,500   Time Warner Inc. ..................       20,369
    661,800   Walt Disney Company ...............       19,649
    405,820   XM Satellite Radio Holdings Inc.,
              Class A+** ........................        4,707
                                                   -----------
                                                        57,580
                                                   -----------
       RETAILING - 8.3%
  1,277,790   Amazon.com Inc.+** ................       34,360
    129,020   Best Buy Company, Inc. ............        5,850
  1,219,220   eBay Inc.+ ........................       29,347
    863,045   Home Depot, Inc. ..................       29,956
  1,141,902   IAC/ InterActiveCorp+** ...........       27,075
    105,020   J.C. Penney Company, Inc. (Holding
              Company) ..........................        6,612
    103,200   Kohl's Corporation+ ...............        5,844
    294,760   Lowe's Companies, Inc.** ..........        8,356
    128,900   Michaels Stores, Inc. .............        5,468
    189,970   Nordstrom, Inc. ...................        6,516
    797,843   Staples, Inc. .....................       17,249
    111,650   Target Corporation ................        5,127
                                                   -----------
                                                       181,760
                                                   -----------
              Total Consumer Discretionary ......      295,760
                                                   -----------
     CONSUMER STAPLES - 8.1%
       FOOD & STAPLES RETAILING - 1.0%
    234,980   CVS Corporation ...................        7,688
    558,680   Sysco Corporation .................       15,420
                                                   -----------
                                                        23,108
                                                   -----------
       FOOD, BEVERAGE & TOBACCO - 4.2%
    465,920   Cadbury Schweppes PLC (F) .........        4,556
    443,100   Coca-Cola Company .................       19,718
     32,220   Nestle SA (F) .....................       10,558
    593,320   PepsiCo, Inc. .....................       37,605
    415,000   Wm. Wrigley Jr. Company ...........       19,032
                                                   -----------
                                                        91,469
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
    975,862   Procter & Gamble Company ..........  $    54,843
    216,640   Reckitt Benckiser PLC (F) .........        8,693
                                                   -----------
                                                        63,536
                                                   -----------
              Total Consumer Staples ............      178,113
                                                   -----------
     ENERGY - 6.0%
    335,395   EOG Resources, Inc. ...............       24,869
    113,015   ExxonMobil Corporation ............        7,656
    571,200   Halliburton Company ...............       19,055
     98,642   Kinder Morgan Management LLC+ .....        4,268
    301,585   Occidental Petroleum Corporation ..       32,496
    195,670   Schlumberger Ltd. .................       13,081
    219,280   Smith International, Inc.** .......        9,773
     37,430   Transocean Inc.+** ................        2,891
    248,595   Valero Energy Corporation .........       16,763
                                                   -----------
              Total Energy ......................      130,852
                                                   -----------
     FINANCIALS - 12.1%
       BANKS - 0.2%
     78,480   Bank of America Corporation .......        4,044
                                                   -----------
       DIVERSIFIED FINANCIALS - 8.8%
    506,705   American Express Company ..........       26,379
     25,030   Chicago Mercantile Exchange Holdings
              Inc. ..............................       11,544
     91,150   Citigroup Inc. ....................        4,403
    430,615   Fannie Mae** ......................       20,631
     44,560   Franklin Resources, Inc. ..........        4,075
     50,610   Goldman Sachs Group, Inc. .........        7,731
     91,050   Legg Mason, Inc. ..................        7,600
    726,380   Merrill Lynch & Company, Inc. .....       52,895
    348,900   Morgan Stanley ....................       23,202
    177,400   Nomura Holdings, Inc. (F) .........        3,149
     96,900   Northern Trust Corporation ........        5,533
    372,600   optionsXpress Holdings, Inc. ......        9,755
     68,450   T. Rowe Price Group, Inc. .........        2,828
     33,070   Textron Inc. ......................        2,973
    220,190   UBS AG(F) .........................       11,978
                                                   -----------
                                                       194,676
                                                   -----------
       INSURANCE - 3.1%
    492,940   American International Group, Inc.        29,907
        265   Berkshire Hathaway, Inc., Class A+        24,274
     62,400   Hartford Financial Services Group,
              Inc. ..............................        5,294
    104,900   Prudential Financial, Inc. ........        8,249
                                                   -----------
                                                        67,724
                                                   -----------
              Total Financials ..................      266,444
                                                   -----------
     HEALTH CARE - 20.3%
       HEALTH CARE EQUIPMENT & SERVICES - 6.2%
     68,575   Alcon, Inc. (F) ...................        7,572
    351,630   Caremark Rx, Inc. .................       18,566
    106,730   Covance Inc.+ .....................        6,805
    449,960   Coventry Health Care, Inc.+ .......       23,713

                     See Notes to Portfolio of Investments.                   13

--------------------------------------------------------------------------------
GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     HEALTH CARE (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
    109,950   Fisher Scientific International
              Inc.+ .............................  $     8,149
    430,600   Medtronic, Inc. ...................       21,754
    125,100   Quest Diagnostics Inc.** ..........        7,521
     68,843   Roche Holding AG-Genusschein (F) ..       12,252
    181,580   St. Jude Medical, Inc.+ ...........        6,700
    418,885   UnitedHealth Group Inc. ...........       20,035
     89,900   Varian Medical Systems, Inc.+ .....        4,074
                                                   -----------
                                                       137,141
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 14.1%
    976,655   Amgen, Inc.+ ......................       68,112
    532,540   Biogen Idec Inc.+ .................       22,431
     83,740   Celgene Corporation+ ..............        4,010
     40,290   Cephalon, Inc.+** .................        2,649
    130,155   Eli Lilly & Company** .............        7,389
    814,055   Genentech, Inc.+ ..................       65,792
    113,990   Genzyme Corporation+ ..............        7,783
    341,625   Gilead Sciences, Inc.+ ............       21,003
    518,100   Johnson & Johnson .................       32,407
     81,860   MedImmune, Inc.+ ..................        2,078
    231,744   Novartis AG (F) ...................       13,164
    190,440   PDL BioPharma Inc.+** .............        3,430
  1,000,820   Pfizer Inc. .......................       26,011
     42,800   Sanofi-Aventis Group (F)** ........        4,070
    276,680   Sanofi-Aventis, ADR ...............       13,112
     73,970   Sepracor Inc.+** ..................        3,654
    185,000   Shionogi & Company, Ltd. (F) ......        3,510
    247,962   Teva Pharmaceutical Industries
              Ltd., Sponsored ADR ...............        8,202
                                                   -----------
                                                       308,807
                                                   -----------
              Total Health Care .................      445,948
                                                   -----------
     INDUSTRIALS - 5.5%
       CAPITAL GOODS - 4.5%
    104,200   Danaher Corporation** .............        6,794
    198,100   Empresa Brasileira de Aeronautica SA,
              ADR ...............................        6,840
     89,130   Fastenal Company** ................        3,170
    101,200   General Dynamics Corporation ......        6,783
  1,744,413   General Electric Company ..........       57,025
    107,880   Lockheed Martin Corporation .......        8,596
    136,500   United Technologies Corporation ...        8,489
                                                   -----------
                                                        97,697
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 0.4%
     24,900   Alliance Data Systems Corporation+         1,278
     73,650   Corporate Executive Board Company .        6,923
                                                   -----------
                                                         8,201
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       TRANSPORTATION - 0.6%
     64,830   Expeditors International of
              Washington, Inc. ..................  $     2,948
     94,690   FedEx Corporation .................        9,915
                                                   -----------
                                                        12,863
                                                   -----------
              Total Industrials .................      118,761
                                                   -----------
     INFORMATION TECHNOLOGY - 29.1%
       COMMUNICATIONS EQUIPMENT - 8.8%
  2,181,595   Cisco Systems, Inc.+ ..............       38,941
    865,700   Corning Inc.+ .....................       16,509
     80,270   F5 Networks, Inc.+** ..............        3,720
    971,500   Juniper Networks, Inc.+ ...........       13,067
  1,825,760   Motorola, Inc. ....................       41,554
  1,246,945   QUALCOMM Inc. .....................       43,967
    448,810   Research In Motion Ltd.+** ........       29,455
    169,400   Telefonaktiebolaget LM Ericsson,
              Sponsored ADR** ...................        5,333
                                                   -----------
                                                       192,546
                                                   -----------
       COMPUTERS & PERIPHERALS - 2.8%
    325,245   Apple Computer, Inc.+ .............       22,104
    291,180   Dell Inc.+ ........................        6,313
  1,780,530   EMC Corporation+ ..................       18,072
    123,730   Network Appliance, Inc.+ ..........        3,673
    231,195   SanDisk Corporation+ ..............       10,788
                                                   -----------
                                                        60,950
                                                   -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     35,650   Harman International Industries, Inc.      2,859
                                                   -----------
       INTERNET SOFTWARE & SERVICES - 5.0%
    585,400   Akamai Technologies, Inc.+ ........       23,199
     70,535   Google Inc., Class A+ .............       27,269
  2,174,620   Yahoo! Inc.+** ....................       59,019
                                                   -----------
                                                       109,487
                                                   -----------
       IT SERVICES - 1.4%
    228,610   Affiliated Computer Services, Inc.,
              Class A+ ..........................       11,643
    290,600   Automatic Data Processing, Inc. ...       12,717
    105,700   Cognizant Technology Solutions
              Corporation, Class A+ .............        6,922
                                                   -----------
                                                        31,282
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
    841,205   Advanced Micro Devices, Inc.+** ...       16,311
    314,560   Broadcom Corporation, Class A+ ....        7,546
  1,062,350   Intel Corporation .................       19,122
    235,150   Marvell Technology Group Ltd.+** ..        4,362
    156,340   Microchip Technology Inc. .........        5,044
     61,310   Samsung Electronics Company Ltd., GDR     19,502
  1,706,060   Texas Instruments Inc. ............       50,807
                                                   -----------
                                                       122,694
                                                   -----------

14                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       SOFTWARE - 5.4%
    714,720   Adobe Systems Inc.+ ...............  $    20,377
    173,900   Amdocs Ltd. (F)+ ..................        6,309
    121,020   Autodesk, Inc.+ ...................        4,128
    540,610   Electronic Arts Inc.+** ...........       25,468
    111,600   McAfee Inc.+ ......................        2,405
  1,143,842   Microsoft Corporation .............       27,487
    122,570   NAVTEQ Corporation+ ...............        3,454
    802,740   Red Hat, Inc.+** ..................       19,009
    203,380   SAP AG, Sponsored ADR** ...........        9,280
                                                   -----------
                                                       117,917
                                                   -----------
              Total Information Technology ......      637,735
                                                   -----------
     MATERIALS - 1.2%
    357,600   Monsanto Company ..................       15,373
    193,000   Praxair, Inc. .....................       10,584
                                                   -----------
              Total Materials ...................       25,957
                                                   -----------
     TELECOMMUNICATION SERVICES - 0.8%
     20,700   America Movil SA de CV, Series L, ADR        740
    220,300   American Tower Corporation, Class A+**     7,446
    115,700   Crown Castle International Corporation+    4,076
    267,290   Sprint Nextel Corporation .........        5,292
                                                   -----------
              Total Telecommunication Services ..       17,554
                                                   -----------
     UTILITIES - 0.5%
    174,205   TXU Corporation ...................       11,189
                                                   -----------
              Total Common Stocks
                 (Cost $2,034,145) ..............    2,128,313
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

COMMERCIAL PAPER - 1.0%
  (COST $22,200)
$    22,200   Societe Generale de Paris,
                 5.300% due 08/01/2006++ ........  $    22,200
                                                   -----------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.0%
  (COST $21,600)
     FEDERAL HOME LOAN BANK (FHLB) - 1.0%
     21,600      5.050% due 08/01/2006++ ........       21,600
                                                   -----------
REPURCHASE AGREEMENT - 0.9%
  (COST $20,247)
     20,247   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $20,250,000 on 08/01/2006
                 (collateralized by U.S. Treasury Note,
                 4.250% due 01/15/2010,
                 market value $20,872,000) ......       20,247

SHORT-TERM INVESTMENT - 5.0%
  (COST $108,693)
    108,693   Mellon GSL DBT II
                 Collateral Fund+++ .............      108,693
                                                   -----------
TOTAL INVESTMENTS (Cost $2,206,885*) ..... 105.0%    2,301,053
OTHER ASSETS (LIABILITIES) (NET) .........  (5.0)     (109,354)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $ 2,191,699
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $101,787,000, representing 4.6% of the total net assets of the Fund (collateral value $108,693,000).
    + Non-income producing security.
   ++ Rate represents annualized yield at date of purchase.
  +++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR      --   American Depositary Receipt
    (F)      --   Foreign Shares
    GDR       --  Global Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 80.3%
     CONSUMER DISCRETIONARY - 9.7%
       AUTOMOBILES & COMPONENTS - 2.7%
    414,100   Accuride Corporation+** ...........  $     4,555
    138,100   Tenneco, Inc.+** ..................        3,208
                                                   -----------
                                                         7,763
                                                   -----------
       CONSUMER DURABLES & APPAREL - 2.2%
    679,800   Lenox Group, Inc.+ ................        4,731
    164,300   Rocky Brands, Inc.+ ...............        1,819
                                                   -----------
                                                         6,550
                                                   -----------
       MEDIA - 0.5%
     70,500   Carmike Cinemas, Inc.** ...........        1,483
                                                   -----------
       RETAILING - 4.3%
    430,400   Blockbuster Inc., Class A+** ......        1,760
     21,500   Children's Place Retail Stores, Inc.+      1,200
  1,152,300   Movie Gallery, Inc.+ ..............        5,854
    108,000   RC2 Corporation+** ................        3,658
                                                   -----------
                                                        12,472
                                                   -----------
              Total Consumer Discretionary ......       28,268
                                                   -----------
     CONSUMER STAPLES - 3.8%
       FOOD & STAPLES RETAILING - 0.9%
    164,100   Fresh Del Monte Produce, Inc.** ...        2,757
                                                   -----------
       FOOD, BEVERAGE & TOBACCO - 1.4%
    241,000   B&G Foods Inc., EIS ...............        4,025
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
    108,000   Central Garden & Pet Company+ .....        4,270
                                                   -----------
              Total Consumer Staples ............       11,052
                                                   -----------
     ENERGY - 6.2%
    141,100   Cimarex Energy Company ............        5,761
    120,900   Comstock Resources, Inc.+ .........        3,557
    103,400   Encore Acquisition Company+** .....        3,150
     33,500   Giant Industries, Inc.+ ...........        2,392
     75,800   St. Mary Land & Exploration Company**      3,259
                                                   -----------
              Total Energy ......................       18,119
                                                   -----------
     FINANCIALS - 15.3%
       BANKS - 8.1%
     47,900   BankUnited Financial Corporation,
              Class A ...........................        1,417
    121,500   Capital Corporation of the West ...        3,827
     36,800   Center Financial Corporation** ....          917
    237,800   Dime Community Bancshares .........        3,322
    262,730   Oriental Financial Group, Inc.** ..        3,303
    372,150   TrustCo Bank Corporation NY** .....        4,098
    144,147   U.S.B. Holding Company, Inc.** ....        3,170
    157,100   Washington Federal, Inc.** ........        3,514
                                                   -----------
                                                        23,568
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       INSURANCE - 7.2%
    110,300   Navigators Group, Inc.+** .........  $     4,689
     65,200   Safety Insurance Group, Inc. ......        3,459
    116,400   State Auto Financial Corporation**         3,515
     42,900   Stewart Information Services
              Corporation .......................        1,475
    270,900   United Fire & Casualty Company** ..        8,089
                                                   -----------
                                                        21,227
                                                   -----------
              Total Financials ..................       44,795
                                                   -----------
     HEALTH CARE - 3.4%
       HEALTH CARE EQUIPMENT & SERVICES - 2.5%
    212,000   Kindred Healthcare, Inc.+** .......        5,603
     53,600   LifePoint Hospitals, Inc.+ ........        1,806
                                                   -----------
                                                         7,409
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 0.9%
    195,700   Lannett Company, Inc.+** ..........        1,018
    104,400   Par Pharmaceutical Companies, Inc.+        1,591
                                                   -----------
                                                         2,609
                                                   -----------
              Total Health Care .................       10,018
                                                   -----------
     INDUSTRIALS - 16.0%
       CAPITAL GOODS - 5.5%
    112,400   DRS Technologies, Inc. ............        5,203
     18,400   Gardner Denver Inc.+ ..............          638
    104,100   Griffon Corporation+** ............        2,355
    989,300   New Flyer Industries Inc. (F), IDS++       7,867
                                                   -----------
                                                        16,063
                                                   -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.5%
    165,000   McGrath RentCorp** ................        4,458
                                                   -----------
       TRANSPORTATION - 9.0%
     97,200   Alaska Air Group, Inc.+ ...........        3,609
    202,000   AMR Corporation+** ................        4,444
    175,100   Continental Airlines, Inc., Class B+**     4,612
     97,600   Dampskibsselskabet TORM A/S, ADR**         4,714
    578,200   Frontier Airlines Holdings, Inc.+**        3,747
    132,200   OMI Corporation** .................        2,916
    114,700   Ship Finance International Ltd. (F)        2,230
                                                   -----------
                                                        26,272
                                                   -----------
              Total Industrials .................       46,793
                                                   -----------
     INFORMATION TECHNOLOGY - 11.6%
       COMMUNICATIONS EQUIPMENT - 1.2%
    113,300   Bel Fuse Inc., Class B ............        3,579
                                                   -----------
       COMPUTERS & PERIPHERALS - 1.9%
    140,200   Electronics for Imaging, Inc.+** ..        2,829
    158,700   Hutchinson Technology, Inc.+** ....        2,865
                                                   -----------
                                                         5,694
                                                   -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
    295,300   LeCroy Corporation+ ...............        4,043
                                                   -----------

16                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       IT SERVICES - 1.1%
    529,300   Lionbridge Technologies, Inc.+ ....  $     3,181
                                                   -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
    676,800   Axcelis Technologies, Inc.+ .......        3,743
  1,102,200   Credence Systems Corporation+ .....        3,108
    663,800   PortalPlayer Inc.+** ..............        7,182
                                                   -----------
                                                        14,033
                                                   -----------
       SOFTWARE - 1.2%
    351,700   RealNetworks, Inc.+** .............        3,513
                                                   -----------
              Total Information Technology ......       34,043
                                                   -----------
     MATERIALS - 9.0%
     93,100   Century Aluminum Company+** .......        2,874
     84,300   Headwaters, Inc.+** ...............        1,951
  1,656,100   Kingsgate Consolidated Ltd. (F)** .        5,698
    175,100   Metal Management, Inc. ............        4,987
  3,413,000   Minara Resources Ltd. (F) .........        6,669
    189,700   Randgold Resources Ltd., ADR+ .....        4,217
                                                   -----------
              Total Materials ...................       26,396
                                                   -----------
     TELECOMMUNICATION SERVICES - 4.2%
    265,800   Asia Satellite Telecommunications .
              Holdings Ltd., Sponsored ADR ......        4,388
    139,500   Iowa Telecommunications Services Inc.**    2,718
    204,400   Premiere Global Services, Inc.+ ...        1,498
    216,900   USA Mobility, Inc.+ ...............        3,742
                                                   -----------
              Total Telecommunication Services ..       12,346
                                                   -----------
     UTILITIES - 1.1%
     93,100   Suburban Propane Partners LP** ....        3,097
                                                   -----------
              Total Common Stocks(Cost $230,770)       234,927
                                                   -----------
 CANADIAN INCOME TRUSTS - 8.9%
     COMMERCIAL SERVICES & SUPPLIES - 1.0%
    376,500   Versacold Income Fund (F) .........        2,994
                                                   -----------
     CONSUMER STAPLES - 3.5%
       FOOD, BEVERAGE & TOBACCO - 3.5%
    491,900   Arctic Glacier Income Fund (F) ....        5,594
    454,800   Connors Brothers Income Fund (F) ..        4,445
                                                   -----------
              Total Consumer Staples ............       10,039
                                                   -----------
     ENERGY - 4.4%
    150,400   Harvest Energy Trust (F)** ........        4,477
    206,300   Vermilion Energy Trust (F)** ......        6,508
     67,200   Zargon Energy Trust (F) ...........        1,911
                                                   -----------
              Total Energy ......................       12,896
                                                   -----------
              Total Canadian Income Trusts
                 (Cost $19,824) .................       25,929
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.7%
    106,000   Entertainment Properties Trust ....  $     4,512
    208,100   Equity Inns, Inc.** ...............        3,282
     90,500   Nationwide Health Properties, Inc.         2,147
    179,100   OMEGA Healthcare Investors, Inc. ..        2,393
     85,500   Redwood Trust, Inc. ...............        4,068
    269,800   Winston Hotels, Inc.** ............        3,318
                                                   -----------
              Total REITs(Cost $16,065) .........       19,720
                                                   -----------
    CONTRACTS
    ---------
 PURCHASED PUT OPTIONS - 1.1%
     29,250   iShares Russell 2000 Index,
                 Expires January 2007 @ $49 .....          731
      3,500   iShares Russell 2000 Index,
                 Expires January 2007 @ $56 .....          271
     10,300   iShares Russell 2000 Index,
                 Expires January 2008 @ $55 .....        2,189
                                                   -----------
              Total Purchased Put Options
                 (Cost $7,876) ..................        3,191
                                                   -----------
   PRINCIPAL
    AMOUNT
    (000S)
    -----
REPURCHASE AGREEMENT - 3.4%
  (COST $9,805)
$     9,805   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $9,806,000 on 08/01/2006
                 (collateralized by U.S. Treasury Note,
                 4.250% due 01/15/2010,
                 market value $10,107,000) ......        9,805
                                                   -----------
SHORT-TERM INVESTMENT - 19.7%
  (COST $57,638)
     57,638   Mellon GSL DBT IICollateral Fund+++       57,638
                                                   -----------
TOTAL INVESTMENTS (Cost $341,978*) ....... 120.1%      351,210
OTHER ASSETS (LIABILITIES) (NET) ......... (20.1)      (58,698)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   292,512
                                           =====   ===========

-------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $54,193,000, representing 18.5% of the total net assets of the Fund (collateral value $57,638,000).
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
    ADR      --   American Depositary Receipt
    EIS      --   Enhanced Income Security
    (F)      --   Foreign Shares
    IDS      --   Income Deposit Security
--------------------------------------------------------------------------------


                      See Notes to Portfolio of Investments                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 93.0%
     CONSUMER DISCRETIONARY - 15.1%
       CONSUMER DURABLES & APPAREL - 5.8%
    122,160   Carter's, Inc.+** .................  $     2,665
     79,160   Charles & Colvard Ltd.** ..........          933
    133,748   Coach, Inc.+ ......................        3,840
     34,000   Crocs, Inc.+** ....................          941
     60,569   Desarrolladora Homex SA de CV, ADR+        2,241
     63,000   Directed Electronics, Inc.+ .......          729
    105,000   GMARKET Inc., ADR+** ..............        1,526
     92,300   Iconix Brand Group, Inc.+** .......        1,292
     42,950   Steven Madden, Ltd.+ ..............        1,437
     94,800   Under Armour, Inc., Class A+** ....        3,806
     70,600   Volcom, Inc.+ .....................        1,421
                                                   -----------
                                                        20,831
                                                   -----------
       CONSUMER SERVICES - 2.9%
    105,300   BJ's Restaurants Inc.+ ............        2,014
     41,224   Ctrip.com International Ltd., ADR .        2,087
     45,200   LIFE TIME FITNESS, Inc.+ ..........        2,048
     60,100   Shuffle Master, Inc.+** ...........        1,752
    121,569   Sonic Corporation+ ................        2,392
                                                   -----------
                                                        10,293
                                                   -----------
       MEDIA - 2.0%
    115,500   Focus Media Holding Ltd., ADR+ ....        7,231
                                                   -----------
       RETAILING - 4.4%
     55,800   Citi Trends Inc.+** .................      1,655
     48,539   Guitar Center, Inc.+ ................      2,064
    103,700   Gymboree Corporation+ ...............      3,476
    118,359   Hibbett Sporting Goods, Inc.+ .......      2,339
     92,700   Priceline.com Inc.+** ...............      2,492
     61,881   Stamps.com, Inc.+ ...................      1,262
     36,489   Tractor Supply Company+ .............      1,669
     25,100   Zumiez Inc.+** ......................        751
                                                   -----------
                                                        15,708
                                                   -----------
              Total Consumer Discretionary ......       54,063
                                                   -----------
     CONSUMER STAPLES - 0.8%
       FOOD & STAPLES RETAILING - 0.8%
    116,850   Central European Distribution
              Corporation+ ......................        2,816
                                                   -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
      4,294   Parlux Fragrances, Inc.+** ........           40
                                                   -----------
              Total Consumer Staples ............        2,856
                                                   -----------
     ENERGY - 11.0%
     71,024   ATP Oil & Gas Corporation+ ........        2,919
    114,200   Basic Energy Services, Inc.+ ......        3,083
    119,100   Bronco Drilling Company, Inc.+ ....        2,450
     53,500   CARBO Ceramics Inc.** .............        2,081
    167,061   Carrizo Oil & Gas, Inc.+ ..........        4,947
     49,700   Dril-Quip, Inc.+ ..................        4,199



                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     66,100   Hercules Offshore, Inc.+ ..........  $     2,362
    255,800   Input/Output, Inc.+** .............        2,515
     39,600   Lufkin Industries, Inc. ...........        2,456
    201,200   Petrohawk Energy Corporation+ .....        2,358
    120,400   Pioneer Drilling Company+ .........        1,838
     30,400   SEACOR Holdings Inc.+** ...........        2,473
     54,537   Veritas DGC, Inc.+ ................        3,123
     46,400   W-H Energy Services, Inc.+ ........        2,553
                                                   -----------
              Total Energy ......................       39,357
                                                   -----------
     FINANCIALS - 6.1%
       BANKS - 1.7%
     19,600   Brookline Bancorp, Inc. ...........          254
     95,800   Midwest Banc Holdings, Inc.** .....        2,089
     84,700   Signature Bank+ ...................        2,722
     33,100   Sterling Financial Corporation ....        1,058
                                                   -----------
                                                         6,123
                                                   -----------
       DIVERSIFIED FINANCIALS - 1.8%
     58,500   Cowen Group, Inc.+ ................          899
    193,268   First Cash Financial Services, Inc.+       3,678
    131,900   TradeStation Group, Inc.+ .........        1,928
                                                   -----------
                                                         6,505
                                                   -----------
       INSURANCE - 2.6%
     82,300   American Equity Investment Life
              Holding Company ...................          896
    141,400   Amerisafe Inc.+ ...................        1,584
    115,509   Delphi Financial Group, Inc., Class A      4,400
     13,800   Hub International Ltd. ............          360
     60,700   United Fire & Casualty Company ....        1,813
                                                   -----------
                                                         9,053
                                                   -----------
              Total Financials ..................       21,681
                                                   -----------
     HEALTH CARE - 23.6%
       HEALTH CARE EQUIPMENT & SERVICES - 12.6%
     58,500   Abaxis, Inc.+ .....................        1,326
     41,691   Adeza Biomedical Corporation+ .....          634
     51,014   Advisory Board Company+ ...........        2,363
    206,400   Align Technology, Inc.+** .........        1,395
     52,300   Allscripts Healthcare Solutions, Inc.+       997
     76,116   ArthroCare Corporation+ ...........        3,352
     60,180   Aspect Medical Systems, Inc.+ .....          882
     72,129   Centene Corporation+ ..............        1,172
    137,732   Conceptus, Inc.+ ..................        2,081
     60,600   Conor Medsystems, Inc.+** .........        1,679
     91,900   HealthExtras, Inc.+ ...............        2,386
    128,600   Healthspring, Inc.+ ...............        2,393
     40,422   Healthways, Inc.+ .................        2,171
    118,350   Immucor, Inc.+ ....................        2,356
    109,807   IntraLase Corporation+ ............        1,904
     85,917   inVentiv Health Inc.+ .............        2,397
     85,952   Kyphon, Inc.+ .....................        2,928
     74,384   LCA-Vision, Inc.** ................        3,210

18                    See Notes to Portfolio of Investments

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     HEALTH CARE (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
    169,500   Micrus Endovascular Corporation+ ..  $     2,214
     53,900   Natus Medical Inc.+ ...............          660
     12,500   Neurometrix Inc.+ .................          410
     99,800   Nighthawk Radiology Holdings, Inc.+**      1,984
     19,500   Palomar Medical Technologies, Inc.+**        743
     11,512   Quidel Corporation+ ...............          110
     36,200   Spectranetics Corporation+ ........          467
     98,100   Syneron Medical Ltd. (F)+ .........        1,897
      1,900   Visicu, Inc.+** ...................           25
     34,300   Vital Images, Inc.+ ...............          779
                                                   -----------
                                                        44,915
                                                   -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 11.0%
     84,700   Adams Respiratory Therapeutics, Inc.+      3,788
    160,800   Anadys Pharmaceuticals Inc.+ ......          534
    169,300   Aspreva Pharmaceuticals Corporation
              (F)+** ............................        4,078
     60,300   Combinatorx Inc.+** ...............          426
    137,900   CV Therapeutics, Inc.+** ..........        1,689
     63,638   Digene Corporation+ ...............        2,686
    135,200   Keryx Biopharmaceuticals, Inc.+ ...        1,555
     46,129   Kos Pharmaceuticals, Inc.+** ......        1,907
    165,844   MGI Pharma, Inc.+** ...............        2,423
    221,100   Nastech Pharmaceutical Company Inc.+**     3,009
    174,634   Nektar Therapeutics+** ............        2,847
    134,857   PDL BioPharma Inc.+ ...............        2,429
    145,847   Rigel Pharmaceuticals, Inc.+ ......        1,488
    129,916   Salix Pharmaceuticals Ltd.+ .......        1,325
     96,335   Sciele Pharma, Inc.+** ............        1,969
    167,000   Telik, Inc.+** ....................        2,832
     70,290   United Therapeutics Corporation+ ..        4,169
                                                   -----------
                                                        39,154
                                                   -----------
              Total Health Care .................       84,069
                                                   -----------
     INDUSTRIALS - 14.0%
       CAPITAL GOODS - 9.8%
    115,220   A.S.V., Inc.+** ...................        1,758
     13,164   American Science & Engineering, Inc.+**      667
     39,800   Bucyrus International, Inc. .......        1,939
    182,380   Ceradyne, Inc.+** .................        8,917
     96,400   Dynamic Materials Corporation** ...        2,965
     51,900   ESCO Technologies Inc.+ ...........        2,735
    113,300   Essex Corporation+ ................        1,740
    132,800   Hexcel Corporation+** .............        1,908
     56,800   Ladish Co., Inc.+ .................        1,931
     70,575   Lincoln Electric Holdings, Inc. ...        4,050
     68,200   NCI Building Systems, Inc.+ .......        3,188
    157,421   TurboChef Technologies, Inc.+** ...        1,569
     74,900   Williams Scotsman International Inc.+      1,598
                                                   -----------
                                                        34,965
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

       COMMERCIAL SERVICES & SUPPLIES - 3.2%
     65,200   American Ecology Corporation ......  $     1,417
     41,358   CRA International Inc.+ ...........        1,870
     70,700   Kenexa Corporation+ ...............        1,672
    112,516   LECG Corporation+ .................        2,072
     60,700   Portfolio Recovery Associates, Inc.+       2,599
     76,300   Resources Connection, Inc.+ .......        1,806
                                                   -----------
                                                        11,436
                                                   -----------
       TRANSPORTATION - 1.0%
    102,574   Knight Transportation, Inc. .......        1,760
     48,400   Universal Truckload Services, Inc.+        1,697
                                                   -----------
                                                         3,457
                                                   -----------
              Total Industrials .................       49,858
                                                   -----------
     INFORMATION TECHNOLOGY - 21.8%
       COMMUNICATIONS EQUIPMENT - 3.5%
     30,399   AudioCodes Ltd.(F)+ ...............          295
    137,100   Carrier Access Corporation+ .......        1,056
    309,673   Glenayre Technologies, Inc.+ ......          802
    110,700   Oplink Communinications, Inc.+ ....        1,649
    138,000   Polycom, Inc.+ ....................        3,064
    111,100   Redback Networks Inc.+ ............        1,718
    123,700   Sierra Wireless+** ................        1,531
    118,900   Stratex Networks, Inc.+ ...........          417
    257,600   Symmetricom, Inc.+ ................        1,824
     16,300   Zhone Technologies, Inc.+** .......           24
                                                   -----------
                                                        12,380
                                                   -----------
       COMPUTERS & PERIPHERALS - 0.5%
     53,000   Neoware Inc.+** ...................          656
     50,200   Rackable Systems Inc.+ ............        1,070
                                                   -----------
                                                         1,726
                                                   -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
     51,800   Daktronics, Inc. ..................        1,458
     67,600   Optimal Group Inc., Class A+ ......          996
                                                   -----------
                                                         2,454
                                                   -----------
       INTERNET SOFTWARE & SERVICES - 4.6%
     95,200   Akamai Technologies, Inc.+** ......        3,773
    232,243   aQuantive, Inc.+** ................        4,761
     94,700   DealerTrack Holdings Inc.+ ........        1,857
     92,723   Jupitermedia Corporation+** .......          928
     86,691   Marchex, Inc., Class B+ ...........        1,105
    156,172   ValueClick, Inc.+** ...............        2,251
    133,800   WebSideStory, Inc.+** .............        1,636
                                                   -----------
                                                        16,311
                                                   -----------
       IT SERVICES - 2.2%
    135,924   Euronet Worldwide, Inc.+** ........        3,454
    100,024   RightNow Technologies, Inc.+ ......        1,213
    117,000   VeriFone Holdings, Inc.+** ........        3,305
                                                   -----------
                                                         7,972
                                                   -----------

                      See Notes to Portfolio of Investments                   19

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     INFORMATION TECHNOLOGY (CONTINUED)
       SEMICONDUCTORS & SEMICONDUCTOR   EQUIPMENT - 5.9%
    121,700   ANADIGICS, Inc.+** ................  $       672
     47,055   Cymer, Inc.+ ......................        1,841
     70,800   Ikanos Communications, Inc.+ ......          980
    122,000   Microsemi Corporation+ ............        3,087
    228,552   O2Micro International Limited (F)+         1,369
     60,600   SiRF Technology Holdings, Inc.+** .        1,157
     49,800   Supertex, Inc.+ ...................        1,655
    120,684   Tessera Technologies, Inc.+ .......        3,798
    274,200   Trident Microsystems, Inc.+ .......        4,722
     53,300   Varian Semiconductor Equipment
              Associates, Inc.+** ...............        1,690
     14,200   Zoran Corporation+** ..............          228
                                                   -----------
                                                        21,199
                                                   -----------
       SOFTWARE - 4.4%
    143,700   Concur Technologies, Inc.+** ......        1,877
     50,300   FactSet Research Systems Inc. .....        2,208
    131,300   FalconStor Software, Inc.+** ......          893
    198,900   Informatica Corporation+ ..........        2,779
    112,636   Online Resources Corporation+ .....        1,182
     20,700   Open Solutions Inc.+ ..............          572
      5,393   PDF Solutions, Inc.+ ..............           61
      1,000   Retalix Ltd. (F)+** ...............           18
     40,580   TALX Corporation ..................          834
    263,000   TIBCO Software Inc.+ ..............        2,093
    212,100   VASCO Data Security International,
              Inc.+ .............................        1,835
     82,700   Witness Systems, Inc.+ ............        1,317
                                                   -----------
                                                        15,669
                                                   -----------
              Total Information Technology ......       77,711
                                                   -----------
     MATERIALS - 0.4%
     64,400   Zoltek Companies, Inc.+** .........        1,486
                                                   -----------
     UTILITIES - 0.2%
     97,900   Basin Water, Inc.+** ..............          862
                                                   -----------
              Total Common Stocks
              (Cost $307,916) ...................      331,943
                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
     91,240   RAIT Investment Trust .............        2,579
    124,700   Strategic Hotels & Resorts, Inc. ..        2,488
                                                   -----------
              Total REITs(Cost $4,698) ..........        5,067
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

REPURCHASE AGREEMENT - 4.7%
  (COST $16,530)
$    16,530   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $16,532,000 on 08/01/2006
                 (collateralized by U.S. Treasury obligations, 4.250% due 01/15/2010,
                 market value $17,040,000) ......  $    16,530
                                                   -----------
SHORT-TERM INVESTMENT - 11.9%
  (COST $42,571)
     42,571   Mellon GSL DBT IICollateral Fund++        42,571
                                                   -----------
TOTAL INVESTMENTS (Cost $371,715*) ....... 111.0%      396,111
OTHER ASSETS (LIABILITIES) (NET) ......... (11.0)      (39,290)
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   356,821
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $40,473,000, representing 11.3% of the total net assets of the Fund (collateral value $42,571,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      ADR--  American Depositary Receipt
      (F)         --  Foreign Shares
--------------------------------------------------------------------------------

20                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS - 97.2%
     JAPAN - 23.6% ***
     48,110   Advantest Corporation .............  $     4,658
    217,400   AEON Company Ltd. .................        5,073
    254,000   Bank of Yokohama, Ltd. ............        2,036
     82,850   Canon Inc. ........................        3,982
     95,300   Daiichi Sankyo Company Ltd. .......        2,619
    106,000   Daimaru, Inc. .....................        1,269
     87,000   Daiwa House Industry Company Ltd. .        1,418
     57,700   DENSO CORPORATION .................        1,978
     27,300   Elpida Memory, Inc.+ ..............        1,093
     79,400   FANUC Ltd. ........................        6,621
     17,900   Hirose Electric Company Ltd. ......        2,308
     70,800   Hoya Corporation ..................        2,476
        531   Japan Tobacco Inc. ................        2,033
    120,700   Kansai Electric Power Company Inc.         2,779
    119,000   Kao Corporation ...................        3,093
        289   Millea Holdings, Inc. .............        5,596
    222,000   Mitsubishi Corporation ............        4,551
    356,000   Mitsubishi Estate Company Ltd. ....        7,375
    405,000   Mitsubishi Heavy Industries Ltd. ..        1,657
        444   Mitsubishi UFJ Financial Group, Inc.       6,274
    167,000   Mitsui & Company Ltd. .............        2,545
     89,000   Mitsui Fudosan Company Ltd. .......        1,890
    156,000   Mitsui Sumitomo Insurance Company Ltd.     1,837
      1,639   Mizuho Financial Group, Inc. ......       13,767
     23,000   Murata Manufacturing Company Ltd. .        1,521
    118,000   NGK Spark Plug Company, Ltd. ......        2,465
      6,000   Nidec Corporation .................          426
     49,100   Nintendo Company Ltd. .............        9,169
    278,000   Nippon Electric Glass Company, Ltd.        6,208
        432   Nippon Telegraph & Telephone Corporation   2,257
    676,600   Nissan Motor Company Ltd. .........        7,295
    153,300   Nitto Denko Corporation ...........       11,139
    318,000   Odakyu Electric Railway Company, Ltd.      2,061
     45,630   ORIX Corporation ..................       11,960
     21,100   Rohm Company Ltd. .................        1,794
     12,100   Shimamura Company Ltd. ............        1,236
     66,200   Shin-Etsu Chemical Company Ltd. ...        3,834
     53,800   SMC Corporation ...................        6,884
    632,700   SOFTBANK Corporation ..............       11,617
    241,000   Sompo Japan Insurance Inc. ........        3,256
     37,190   Sony Corporation ..................        1,713
    449,000   Sumitomo Corporation ..............        6,360
    707,000   Sumitomo Metal Industries, Ltd. ...        2,824
      2,489   Sumitomo Mitsui Financial Group, Inc.     26,487
     84,000   Sumitomo Realty & Development Company,
              Ltd. ..............................        2,088
    377,000   Suzuki Motor Corporation ..........        9,224
     24,950   T&D Holdings, Inc. ................        1,983
     76,200   Takeda Pharmaceutical Company Ltd.         4,919
     19,100   TDK Corporation ...................        1,493
     69,600   Tokyo Electric Power Company Inc. .        1,870
    146,700   Tokyo Electron Ltd. ...............        9,328
    507,000   Tokyo Gas Company Ltd. ............        2,521

                                                     VALUE
     SHARES                                           (000S)
    -------                                           -----

    565,000   Tokyu Corporation .................  $     3,504
  1,057,000   Toshiba Corporation ...............        6,832
     25,700   Toyota Motor Corporation (F) ......        1,358
    112,000   Trend Micro Inc. ..................        3,673
     83,700   USHIO Inc. ........................        1,785
      7,830   Yahoo! Japan Corporation ..........        3,312
     47,000   Yamada Denki Company Ltd. .........        4,571
    391,500   Yamato Holdings Company, Ltd. .....        5,771
                                                   -----------
                                                       273,666
                                                   -----------
     UNITED KINGDOM - 13.8%
      9,600   Anglo American PLC ................          401
    437,000   ARM Holdings PLC ..................          949
    156,400   AstraZeneca PLC ...................        9,551
     97,000   AstraZeneca PLC (F) ...............        5,949
    365,100   Astro All Asia Networks PLC .......          469
    980,700   BAE Systems PLC ...................        6,545
    170,500   Barclays PLC ......................        2,000
    110,084   BHP Billiton PLC ..................        2,085
    137,300   Brambles Industries PLC ...........        1,120
    101,100   British Land Company PLC ..........        2,582
    174,563   Cadbury Schweppes PLC (F) .........        1,707
     72,200   Carnival PLC ......................        2,879
    633,900   HBOS PLC ..........................       11,539
    197,900   HSBC Holdings PLC .................        3,590
    105,600   Johnston Press PLC ................          741
     10,800   Kazakhmys PLC .....................          252
    470,000   Kingfisher PLC ....................        2,147
    278,400   Lloyds TSB Group PLC ..............        2,803
     12,700   Lonmin PLC ........................          694
     92,000   Northern Rock PLC .................        1,916
     76,700   Oxus Gold PLC+ ....................           61
    163,400   Pearson PLC .......................        2,219
    761,600   Reed Elsevier PLC .................        7,597
     62,500   Rio Tinto PLC .....................        3,228
    643,500   Royal Bank of Scotland Group PLC++        20,940
    415,448   Royal Dutch Shell PLC, A Shares ...       14,684
    121,402   Royal Dutch Shell PLC, B Shares ...        4,470
    180,400   Scottish & Southern Energy PLC ....        4,077
    224,800   Smith & Nephew PLC ................        1,936
    224,000   Standard Chartered PLC ............        5,666
    328,900   Tesco PLC .........................        2,209
    194,000   TI Automotive Ltd., Class A (F)+# .            0
     62,915   Unilever PLC ......................        1,488
 10,128,142   Vodafone Group PLC (F) ............       21,994
 11,575,019   Vodafone Group PLC, Class B .......        3,243
     71,600   Wolseley PLC ......................        1,525
     63,800   Xstrata PLC .......................        2,737
    267,000   Yell Group PLC ....................        2,539
                                                   -----------
                                                       160,532
                                                   -----------
     FRANCE - 8.8%
     38,895   Accor SA ..........................        2,294
     68,333   AXA Group .........................        2,357
    140,360   BNP Paribas SA ....................       13,662
    215,011   Bouygues SA++ .....................       10,736

                     See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     FRANCE (CONTINUED)
     24,800   Dassault Systemes SA ..............  $     1,283
     21,200   Essilor International SA ..........        2,121
     24,300   Groupe Danone .....................        3,213
     14,747   L'Air Liquide SA ..................        2,976
     65,800   L'Oreal SA ........................        6,594
     45,500   Lafarge SA ........................        5,504
     44,200   Renault SA ........................        4,830
     56,700   Safran SA .........................        1,103
    212,400   Sanofi-Aventis Group (F) ..........       20,200
     82,587   Schneider Electric SA .............        8,493
     17,900   Societe Generale Group ............        2,671
     67,700   Thales SA .........................        2,693
     73,440   Total SA ..........................        4,996
     74,400   Veolia Environnement SA ...........        4,041
     88,800   Vivendi SA ........................        3,007
                                                   -----------
                                                       102,774
                                                   -----------
     SWITZERLAND - 6.5%
     31,000   Adecco SA .........................        1,804
    236,782   Compagnie Financiere Richemont AG, A
              Units .............................       10,679
     85,139   Credit Suisse Group ...............        4,770
    125,739   Holcim Ltd. .......................        9,814
     31,081   Nestle SA (F) .....................       10,185
    296,387   Novartis AG (F) ...................       16,836
     33,331   Roche Holding AG-Genusschein (F) ..        5,932
    128,424   Swiss Reinsurance Company .........        9,236
     11,589   Swisscom AG .......................        3,824
     10,500   Synthes, Inc. .....................        1,212
     31,570   UBS AG ............................        1,718
                                                   -----------
                                                        76,010
                                                   -----------
     CANADA - 5.0%
    153,900   Abitibi-Consolidated Inc. .........          389
    245,800   Alcan Inc. ........................       11,209
     18,800   Banro Corporation+,++ .............          184
      3,700   Barrick Gold Corporation ..........          114
    217,900   Barrick Gold Corporation (F) ......        6,711
    219,400   Cameco Corporation ................        8,742
     27,500   Canadian Imperial Bank of Commerce         1,877
    142,000   Canadian Natural Resources Ltd. ...        7,541
     33,000   CIC Energy Corporation+ ...........          241
     40,700   Inco Ltd. (F)+ ....................        3,165
     58,700   Ivanhoe Mines Ltd.+ ...............          348
     14,200   Magna International Inc., Class A .        1,038
     51,600   Manulife Financial Corporation ....        1,627
     81,100   Methanex Corporation ..............        1,552
     10,300   Platmin Ltd. ## ...................           37
     66,000   Potash Corporation of Saskatchewan Inc.    6,211
     32,900   Shoppers Drug Mart Corporation ....        1,279
     44,800   Suncor Energy Inc. ................        3,612
     51,000   TELUS Corporation .................        2,143
                                                   -----------
                                                        58,020
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     NETHERLANDS - 4.3%
    262,733   ABN AMRO Holding NV ...............  $     7,273
    228,494   AEGON NV ..........................        3,879
      8,654   Efes Breweries International, GDR+           302
     85,625   Heineken Holding NV ...............        3,452
    134,806   Heineken NV .......................        6,339
    334,814   ING Groep NV ......................       13,592
    641,900   Koninklijke (Royal) KPN NV ........        7,289
     50,914   Koninklijke (Royal) Numico NV .....        2,443
     12,700   Pyaterochka Holding NV, GDR+,++ ...          215
     79,400   Reed Elsevier NV ..................        1,180
     75,500   TNT NV ............................        2,698
     75,600   Unilever NV .......................        1,797
                                                   -----------
                                                        50,459
                                                   -----------
     GERMANY - 4.0%
     35,200   Allianz AG ........................        5,530
      5,200   Altana AG .........................          298
     68,100   Bayer AG ..........................        3,355
     28,500   Bayerische Motoren Werke (BMW) AG .        1,471
     67,000   Commerzbank AG ....................        2,349
      4,200   Continental AG ....................          429
     84,500   DaimlerChrysler AG ................        4,362
     32,200   Deutsche Bank AG ..................        3,712
     16,137   Deutsche Boerse AG ................        2,291
     97,600   Deutsche Post AG ..................        2,416
     41,700   Infineon Technologies AG+ .........          445
     32,600   SAP AG ............................        5,966
     85,900   Siemens AG ........................        6,925
     99,300   Volkswagen AG .....................        7,452
                                                   -----------
                                                        47,001
                                                   -----------
     SOUTH KOREA - 3.6% ***
    100,920   Asiana Airlines+ ..................          630
        590   Cheil Communications Inc. .........          119
        760   CJ Home Shopping ..................           60
      2,600   Doosan Heavy Industries and
              Construction Company Ltd. .........           97
     63,450   Doosan Infracore Company Ltd. .....        1,040
     12,160   GS Engineering & Construction
              Corporation .......................          815
     75,810   Hankook Tire Company Ltd. .........          889
      5,660   Hynix Semiconductor Inc.+ .........          193
     16,120   Hyundai Development Company .......          748
      2,340   Hyundai Heavy Industries Company Ltd.        277
        980   Hyundai Mipo Dockyard Company Ltd.            92
      7,060   Hyundai Mobis .....................          587
     17,870   Hyundai Motor Company .............        1,368
      2,150   Hyundai Steel Company .............           74
     42,330   Kookmin Bank ......................        3,696
      8,030   Kookmin Bank, Sponsored ADR .......          692
      3,130   KT&G Corporation ..................          189
      2,100   LG Chem Ltd. ......................           75
      6,400   LG.Philips LCD Company Ltd.+ ......          225
     69,600   LG.Philips LCD Company Ltd., ADR+ .        1,238
      1,700   Lotte Shopping Company Ltd. .......          584
      4,610   LS Cable Ltd.                                163

22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 COMMON STOCKS (CONTINUED)
     SOUTH KOREA (CONTINUED)
     38,800   Macquarie Korea Infrastructure Fund+ $       264
     33,300   Macquarie Korea Infrastructure Fund,
              GDR++ .............................          226
        350   Nong Shim Company Ltd. ............           83
      2,760   POSCO .............................          673
      2,300   POSCO, ADR ........................          142
     13,750   Pusan Bank ........................          181
     32,830   Samsung Electronics Company Ltd. ..       20,897
     25,300   Samsung Engineering Company Ltd. ..        1,169
     15,330   Samsung Fire & Marine Insurance
              Company Ltd. ......................        2,070
      1,210   Samsung Heavy Industries Company, Ltd.        30
      3,630   Samsung Securities Company Ltd. ...          197
     25,530   Shinhan Financial Group Company Ltd.       1,256
      1,120   Shinsegae Company Ltd. ............          553
      4,890   SK Corporation ....................          342
      9,300   Sungshin Cement Company Ltd. ......          117
     11,040   Woori Finance Holdings Company Ltd.          225
                                                   -----------
                                                        42,276
                                                   -----------
     SPAIN - 3.3%
     62,400   Altadis, SA .......................        2,953
    506,900   Banco Bilbao Vizcaya Argentaria SA        10,775
    573,000   Banco Santander Central Hispano SA         8,681
    112,300   Iberdrola SA ......................        3,988
     61,300   Industria de Diseno Textil SA (Inditex)    2,663
    235,100   Repsol YPF SA .....................        6,607
    165,274   Telefonica SA .....................        2,795
                                                   -----------
                                                        38,462
                                                   -----------
     SOUTH AFRICA - 2.3%
     73,700   ABSA Group Ltd. ...................        1,088
      9,900   Anglo Platinum Ltd. ...............        1,012
      6,800   AngloGold Ashanti Ltd. ............          325
     15,600   AngloGold Ashanti Ltd., Sponsored ADR        758
     39,000   Aspen Pharmacare Holdings Ltd. ....          198
    150,800   Aveng Ltd. ........................          469
      1,730   Cashbuild Ltd. ....................           10
     74,200   Edgars Consolidated Stores Ltd. ...          294
     70,500   FirstRand Ltd. ....................          175
     69,200   Gold Fields Ltd. ..................        1,426
    145,400   Harmony Gold Mining Company Ltd.+ .        2,063
      8,500   Impala Platinum Holdings Ltd. .....        1,567
     73,400   Massmart Holdings Ltd. ............          502
      9,100   Mittal Steel South Africa Ltd. ....           92
     42,500   Mr. Price Group Ltd. ..............          112
    224,153   Murray & Roberts Holdings Ltd. ....          814
    120,258   Mvelaphanda Resources Ltd.+ .......          608
      1,800   Naspers Ltd., N Shares ............           32
    133,821   Network Healthcare Holdings Ltd. ..          187
     16,400   Sappi Ltd. ........................          230
    370,100   Sasol Ltd. ........................       13,322
    121,800   Standard Bank Group Ltd. ..........        1,340
     20,800   Truworths International Ltd. ......           68
     26,088   Wilson Bayly Holmes-Ovcon Ltd. ....          205
                                                   -----------
                                                        26,897
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     MEXICO - 2.2%
      7,800   Alsea SA de CV ....................  $        31
    472,700   America Movil SA de CV, Series L, ADR     16,913
    848,100   Carso Infraestructura y Construccion
              SA de CV+ .........................          553
     16,966   Cemex SA de CV, CPO+ ..............           48
      8,500   Cemex SA de CV, Sponsored ADR+ ....          241
    127,000   Controladora Comercial Mexicana SA
              de CV .............................          249
    294,500   Empresas ICA SA de CV+ ............          932
     15,000   Gruma SA, Class B .................           45
      9,300   Grupo Aeroportuario del Pacifico SA
              de CV, ADR ........................          278
     11,932   Grupo Cementos de Chihuahua SA de CV,
              O Shares ..........................           42
     96,600   Grupo FAMSA SA, Class A+ ..........          231
    141,529   Grupo Financiero Banorte SA de CV .          389
     64,600   Grupo Financiero Inbursa SA de CV .           97
    105,100   Grupo Televisa SA, Sponsored ADR ..        1,947
    123,500   Impulsora del Desarrollo y el Empleo
              en America Latina, SA de CV+ ......          102
    154,800   Kimberly-Clark de Mexico, SA de CV,
              Class A ...........................          579
  1,037,500   Wal-Mart de Mexico SA de CV, Series V      3,199
                                                   -----------
                                                        25,876
                                                   -----------
     HONG KONG - 2.2% ***
    817,400   Bank of East Asia, Ltd. ...........        3,377
    950,000   BOC Hong Kong (Holdings) Ltd. .....        1,932
    318,000   Clear Media Ltd.+ .................          348
    559,000   Foxconn International Holdings Ltd.+       1,299
    124,000   Guangdong Investment Ltd. .........           48
    836,000   Hang Lung Group Ltd. ..............        2,109
    850,000   Hang Lung Properties Ltd. .........        1,678
    911,500   Johnson Electric Holdings Ltd. ....          639
     17,500   Kingboard Chemical Holdings Ltd. ..           51
  1,299,400   Li & Fung Ltd. ....................        2,722
      8,000   Melco International Development Ltd.          18
  1,742,000   PCCW Ltd. .........................        1,096
    670,000   Shangri-La Asia Ltd. ..............        1,378
    227,000   Sung Hung Kai Properties Ltd. .....        2,387
    556,000   Swire Pacific Ltd., Class A .......        5,775
    202,000   TPV Technology Ltd. ...............          200
                                                   -----------
                                                        25,057
                                                   -----------
     TAIWAN - 2.1% ***
     10,000   Acer Inc. .........................           14
    955,000   Asia Cement Corporation ...........          694
     77,000   Asustek Computer Inc. .............          173
     75,000   Asustek Computer Inc., GDR ........          169
    112,400   AU Optronics Corporation, ADR .....        1,657
    132,000   Cathay Financial Holding Company Ltd.        282
     56,493   Cathay Financial Holding Company, Ltd.,
              GDR++ .............................        1,207
     27,143   Chi Mei Optoelectronics Corporation,
              GDR ...............................          309
    218,000   China Life Insurance Company, Ltd.+          102
     23,805   China Steel Corporation, Sponsored GDR       382
    344,000   Chinatrust Financial Holding Company Ltd.    268

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     TAIWAN (CONTINUED)
     31,000   Chong Hong Construction Company Ltd. $        92
     24,000   Cosmos Bank Taiwan+ ...............           10
    331,800   Delta Electronics Inc. ............          895
  1,994,000   EVA Airways Corporation ...........          779
    201,000   Fubon Financial Holding Company,
              Ltd., GDR .........................        1,590
     20,400   High Tech Computer Corporation ....          453
     49,000   Hon Hai Precision Industry Company Ltd.      290
    384,000   Hon Hai Precision Industry Company,
              Ltd., GDR++ .......................        4,550
    620,000   Inotera Memories Inc.++ ...........          644
     93,000   MediaTek Inc. .....................          848
    307,000   Mega Financial Holding Company Ltd.          205
    314,000   President Chain Store Corporation .          657
     50,000   Quanta Computer Inc. ..............           71
    619,000   SinoPac Financial Holdings Company Ltd.      301
     21,600   Sinyi Realty Company, Ltd. ........           51
    450,000   Synnex Technology International
              Corporation .......................          396
  1,177,000   Taiwan Cement Corporation .........          868
    708,011   Taiwan Semiconductor Manufacturing
              Company Ltd., Sponsored ADR .......        6,138
    296,000   Test-Rite International Company, Ltd.        191
    367,000   Tong Yang Industry Company, Ltd. ..          283
                                                   -----------
                                                        24,569
                                                   -----------
     AUSTRALIA - 2.1% ***
    326,300   Amcor Ltd. ........................        1,693
    202,878   Brambles Industries Ltd. ..........        1,688
    422,000   Foster's Group Ltd. ...............        1,740
    677,209   Insurance Australia Group Ltd. ....        2,698
     59,881   Macquarie Bank Limited ............        2,838
    169,100   Promina Group Ltd. ................          711
    125,943   QBE Insurance Group Ltd. ..........        2,128
    416,360   Rinker Group Ltd. .................        4,202
    386,578   Telstra Corporation Limited .......        1,132
     81,200   Westpac Banking Corporation .......        1,369
    269,055   Woolworths Ltd. ...................        3,926
                                                   -----------
                                                        24,125
                                                   -----------
     FINLAND - 1.3%
     50,600   Neste Oil OYJ .....................        1,745
    343,200   Nokia Oyj .........................        6,808
    123,300   Nokia Oyj, Sponsored ADR ..........        2,448
    176,200   UPM-Kymmene Oyj ...................        3,907
                                                   -----------
                                                        14,908
                                                   -----------
     BRAZIL - 1.2%
      5,000   All America Latina Logistica ......          338
     29,000   Banco Nossa Caixa SA ..............          613
     87,000   Companhia de Bebidas das Americas, ADR     3,080
     51,000   Companhia de Concessoes Rodoviarias          479
     60,000   Companhia de Saneamento de Minas
              Gerais - Copasa MG ................          477

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     10,000   Companhia Siderurgica Nacional SA,
              Sponsored ADR .....................  $       323
     40,000   Companhia Vale do Rio Doce, Sponsored ADR    796
      1,800   Gafisa SA+ ........................           18
     12,500   Gerdau SA, Sponsored ADR (F) ......          195
 11,769,000   Light SA+ .........................           81
     19,000   Lojas Renner SA ...................        1,083
     44,000   Natura Cosmeticos SA ..............          492
      1,000   Obrascon Huarte Lain Brasil SA+ ...           12
     37,080   Perdigao SA .......................          453
      6,800   Petroleo Brasileiro SA, ADR .......          625
     11,000   Petroleo Brasiliero SA, ADR .......          911
     17,000   Porto Seguro SA ...................          311
     12,000   Submarino SA ......................          226
     16,500   Telemig Celular Participacoes SA, ADR        568
192,001,000   Tim Participacoes SA ..............          719
     49,400   Tim Participacoes SA, ADR .........        1,225
      4,000   Unibanco - Uniao de Bancos Brasileiros
              SA,GDR ............................          278
      3,000   Usinas Siderurgicas de Minas Gerais SA       119
                                                   -----------
                                                        13,422
                                                   -----------
     CHINA - 1.2% ***
    122,000   Advanced Semiconductor Manufacturing
              Corporation, Class H+,++ ..........           19
    154,000   Agile Property Holdings Ltd. ......           91
    215,900   Angang New Steel Company Ltd., Class H       170
    736,000   Anhui Conch Cement Company Ltd., Class H   1,174^
    934,000   Beijing Capital International Airport
              Company Ltd., Class H .............          582
     84,000   Beijing Enterprises Holdings Ltd. .          133
    555,000   Bio-Treat Technology Ltd. .........          415
    486,700   BOE Technology Group Company Ltd.,
              Class B+ ..........................           76
    830,000   China Construction Bank, Class H**           363
      3,600   China Life Insurance Company Ltd., ADR       243
    764,000   China Life Insurance Company Ltd.,
              Class H ...........................        1,288
    698,000   China Mengniu Dairy Company Ltd. ..          844
     49,000   China Merchants Holdings International
              Company Ltd. ......................          149
    122,500   China Netcom Group Corporation Ltd.          223
    296,000   China Oilfield Services Ltd., Class H**      161
     86,000   China Overseas Land & Investment Ltd.         50
    166,000   China Paradise Electronics Retail Ltd.        49
    208,000   China Resources Enterprise Ltd. ...          458
    272,140   Chongqing Changan Automobile Company Ltd.,
              Class B ...........................          126
      5,600   Ctrip.com International Ltd., ADR .          283
    928,000   Dalian Port (PDA) Company Ltd., Class
              H+,++ .............................          422
  1,150,000   Dongfeng Motor Corporation Ltd., Class
              H+ ................................          515
    330,000   GOME Electrical Appliances Holdings
              Ltd.** ............................          300
     34,000   Guangzhou Shipyard International
              Company Ltd., Class H+ ............           31
  1,432,000   Lenovo Group Ltd. .................          461
     86,000   Li Ning Company Ltd. ..............           86

24                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     CHINA (CONTINUED)
    187,000   Lianhua Supermarket Holdings Ltd.,
              Class H ...........................  $       205
    855,300   Nine Dragons Paper Holdings Ltd.+ .          672
  1,174,000   PetroChina Company Ltd., Class H ..        1,331
    664,000   Shanghai Forte Land Company Ltd.,
              Class H ...........................          219
  1,288,000   Shanghai Prime Machinery Company Ltd.,
              Class H+ ..........................          459
    588,000   Tsingtao Brewery Company Ltd.,
              Class H** .........................          677
    112,000   Weichai Power Company Ltd., Class H          266
     60,500   Weiqiao Textile Company Ltd., Class H         74
    158,000   Wumart Stores, Inc., Class H ......          482
     76,800   ZTE Corporation, Class H ..........          225
                                                   -----------
                                                        13,322
                                                   -----------
     INDIA - 1.0%
    400,300   Gujarat Ambuja Cements Limited,
              Sponsored GDR .....................          899
    171,400   Infosys Technologies Ltd., Sponsored
              ADR ...............................        7,043
     97,500   McDowell & Company Ltd., GDR+ .....          554
     40,300   Reliance Energy Ltd., GDR** .......        1,176
     30,430   Reliance Industries Ltd., Sponsored
              GDR ...............................        1,279
     60,700   Wipro Ltd., ADR ...................          757
                                                   -----------
                                                        11,708
                                                   -----------
     SWEDEN - 1.0%
     92,100   Assa Abloy AB, B Shares ...........        1,514
    110,500   Atlas Copco AB, Class A ...........        2,752
    177,000   Sandvik AB ........................        1,842
     57,300   Scania AB, B Shares ...............        2,572
    875,000   Telefonaktiebolaget LM Ericsson, B
              Shares ............................        2,756
                                                   -----------
                                                        11,436
                                                   -----------
     RUSSIA - 0.9%
      9,300   Evraz Group SA, GDR, S Shares .....          223
     25,900   Evraz Group SA, GDR, S Shares (F)++          622
     61,000   Gazprom, Sponsored ADR (F) ........        2,542
      5,300   Mining and Metallurgical Company
              Norilsk Nickel, ADR ...............          715
     22,100   Mobile TeleSystems, Sponsored ADR .          706
     48,600   Novolipetsk Steel, GDR+,++ ........        1,045
     47,300   Oao Rosneft Oil CO GDR W I ........          359
     11,300   Pyaterochka Holding NV, GDR+ ......          192
     46,000   Unified Energy System of Russia, GDR       3,372
     23,700   Vimpel-Communications, Sponsored ADR+      1,142
                                                   -----------
                                                        10,918
                                                   -----------
     SINGAPORE - 0.8% ***
    381,000   Banyan Tree Holdings Limited.+,++ .          224
    149,000   DBS Group Holdings Ltd. ...........        1,708
  3,552,675   Singapore Telecommunications Ltd.++        5,826
    122,000   United Overseas Bank Ltd. .........        1,206
    115,000   Yanlord Land Group Ltd.+,++ .......           79
                                                   -----------
                                                         9,043
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     IRELAND - 0.8%
    184,368   CRH PLC ...........................  $     5,935
    171,200   Depfa Bank PLC ....................        2,884
                                                   -----------
                                                         8,819
                                                   -----------
     INDONESIA - 0.7% ***
    274,500   PT Bank Central Asia Tbk ..........          126
  5,617,500   PT Bank Mandiri ...................        1,090
  1,430,000   PT Bank Rakyat Indonesia ..........          674
  1,003,000   PT Ciputra Surya Tbk ..............           71
     73,500   PT Jaya Real Property Tbk .........           27
  1,111,000   PT Medco Energi Internasional Tbk .          466
  1,425,500   PT Ramayana Lestari Sentosa Tbk ...          124
    244,300   PT Summarecon Agung Tbk ...........           25
  6,585,500   PT Telekomunikasi Indonesia .......        5,409
                                                   -----------
                                                         8,012
                                                   -----------
     ISRAEL - 0.6%
    216,300   Bank Hapoalim BM ..................          967
    260,000   Bank Leumi Le-Israel ..............          921
    321,700   Bezeq Israeli Telecommunication
              Corporation Ltd. ..................          384
     22,671   Mizrahi Tefahot Bank Ltd.+ ........          133
     29,000   Partner Communications Company Ltd.          270
    149,200   Supersol Ltd.+ ....................          410
    132,700   Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR .....................        4,390
                                                   -----------
                                                         7,475
                                                   -----------
     TURKEY - 0.5%
    328,348   Akbank T.A.S. .....................        1,579
     33,523   Anadolu Efes Biracilik ve Malt
              Sanayii AS ........................          895
     68,300   Coca-Cola Icecek Uretim AS+ .......          306
     48,342   Dogan Yayin Holding AS+ ...........          163
     14,140   Enka Insaat ve Sanayi AS ..........          110
     81,975   Hurriyet Gazetecilik ve Matbaacilik
              AS ................................          189
     64,827   Selcuk Ecza Deposu Ticaret ve Sanayi
              AS+ ...............................          240
     56,384   Tupras-Turkiye Petrol Rafinerileri AS      1,064
    182,132   Turkiye Garanti Bankasi AS ........          523
    187,595   Turkiye Is Bankasi, Class C .......        1,002
                                                   -----------
                                                         6,071
                                                   -----------
     MALAYSIA - 0.5% ***
    726,900   AirAsia BHD+ ......................          254
    548,100   Bumiputra-Commerce Holdings BHD ...          922
    145,000   EON Capital BHD ...................          232
     17,100   Genting BHD .......................          117
    492,800   IJM Corporation BHD ...............          761
    218,300   IOI Corporation BHD ...............          973
     54,500   Maxis Communications BHD ..........          129
     98,800   MISC BHD (F) ......................          215
    301,100   MK Land Holdings BHD ..............           51
     43,400   Naim Cendera Holdings BHD .........           36
    105,000   Resorts World BHD .................          324
    109,600   Road Builder (M) Holdings BHD .....           67

                     See Notes to Portfolio of Investments.                   25

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 COMMON STOCKS (CONTINUED)
     MALAYSIA (CONTINUED)
    469,200   SP Setia BHD ......................  $       475
     19,400   Tanjong PLC (F) ...................           73
    105,000   Tenaga Nasional BHD ...............          263
    146,100   Transmile Group BHD ...............          503
    195,100   UMW Holdings BHD ..................          397
                                                   -----------
                                                         5,792
                                                   -----------
     THAILAND - 0.4% ***
    476,300   Bank of Ayudhya PCL, NVDR .........          216
    109,200   Banpu Public Comany Ltd., NVDR ....          401
     55,900   Bumrungrad Hospital Public Company
              Ltd. (F) ..........................           52
    100,000   C.P. 7- Eleven PCL (F) ............           18
    352,200   Electricity Generating PCL, NVDR ..          698
    366,400   Kasikornbank PCL (F) ..............          619
     95,300   Kiatnakin Bank PCL, NVDR ..........           70
  2,281,500   Krung Thai Bank PCL (F) ...........          657
    208,500   Major Cineplex Group PCL (F) ......           89
     61,400   Minor International PCL (F) .......           14
    125,800   Ratchaburi Electricity Generating
              Holding PCL (F) ...................          113
     56,600   Siam City Cement PCL (F) ..........          323
    148,700   Thai Airways International PCL (F)           159
  6,434,000   Thai Beverages PCL+ ...............        1,141
    232,000   Thanachart Capital PCL, NVDR ......           83
    144,900   TISCO Bank PCL (F) ................           85
    554,600   TISCO Bank PCL, NVDR ..............          325
                                                   -----------
                                                         5,063
                                                   -----------
     BELGIUM - 0.4%
     31,200   Fortis ............................        1,110
     57,800   SES GLOBAL, FDR ...................          783
     51,400   UCB Group SA ......................        2,996
                                                   -----------
                                                         4,889
                                                   -----------
     EGYPT - 0.4%
     39,300   Commercial International Bank, GDR++         424
     32,904   Mobinil (Egyptian Mobile Phone Network)      803
     36,900   Orascom Construction Industries, GDR++     2,802
     13,000   Vodafone Egypt Telecommunications
              Company SAE .......................          190
                                                   -----------
                                                         4,219
                                                   -----------
     ITALY - 0.4%
    322,200   Banca Intesa SpA ..................        1,863
     70,550   Eni SpA ...........................        2,164
                                                   -----------
                                                         4,027
                                                   -----------
     DENMARK - 0.3%
     51,800   Novo Nordisk A/S, Class B .........        3,192
                                                   -----------
     NORWAY - 0.2%
    127,700   DnB NOR ASA .......................        1,618
     76,713   Norske Skogindustrier ASA .........        1,181
                                                   -----------
                                                         2,799
                                                   -----------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

     AUSTRIA - 0.2%
     23,600   Erste Bank der Oesterreichischen
              Sparkassen AG .....................  $     1,362
     11,900   Raiffeisen International Bank
              Holding AG ........................        1,022
                                                   -----------
                                                         2,384
                                                   -----------
     GREECE - 0.2%
     52,000   Opap SA ...........................        1,888
                                                   -----------
     UNITED STATES - 0.2%
     15,000   CTC Media, Inc. (F)+ ..............          284
      1,400   Freeport-McMoRan Copper & Gold, Inc.,
              Class B ...........................           76
      8,400   Net 1 UEPS Technologies, Inc.+ ....          189
     60,197   News Corporation (F), CDI .........        1,154
     16,400   Transmeridian Exploration Inc.+** .           82
      4,100   Zoran Corporation+ ................           66
                                                   -----------
                                                         1,851
                                                   -----------
     PHILIPPINES - 0.1%
      8,800   Ayala Corporation .................           73
  1,432,200   Ayala Land, Inc. ..................          383
      4,700   Philippine Long Distance Telephone
              Company, Sponsored ADR ............          184
     42,700   SM Investments Corporation ........          188
                                                   -----------
                                                           828
                                                   -----------
     LUXEMBOURG - 0.0%
     20,000   Ternium SA, Sponsored ADR+ ........          492
                                                   -----------
     COLOMBIA - 0.0%
     71,800   Suramericana de Inversiones S.A. ..          481
                                                   -----------
     ANDORRA - 0.0%
     26,800   Nikanor PLC+ ......................          349
                                                   -----------
     OMAN - 0.0%
     26,950   Bank Muscat SAOG, GDR++ ...........          260
                                                   -----------
     UNITED ARAB EMIRATES - 0.0%
     37,400   Kingdom Hotels Investments, GDR+ ..          254
                                                   -----------
     HUNGARY - 0.0%
      1,200   MOL Magyar Olaj-es Gazipari Rt. ...          133
                                                   -----------
              Total Common Stocks
                 (Cost $887,666) ................    1,129,759
                                                   -----------
 RIGHTS - 0.0% (COST $0)
     SOUTH KOREA - 0.0% ***
        176   CJ Home Shopping+ .................            4
                                                   -----------
 WARRANTS - 0.1%
     14,750   China Overseas Land & Investment Ltd.,
                 Expires 07/18/2007+ ............            1
    117,100   Citigroup Baoshan Iron & Steel Company Ltd.
                 Expires 01/21/2010+++ ..........           60
     68,700   Lehman Baoshan Iron & Steel Company Ltd.,
                 Expires 06/02/2008+,++ .........           35

26                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----
 WARRANTS (CONTINUED)
     22,100   Lehman- CW08 Anhui Conch Cement Company Ltd.,
                 Expires 06/02/2008+,++ .........  $        36
    513,700   UBS Beijing Yanjing Brewery,
                 Expires 06/07/2007+,++ .........          506
                                                   -----------
              Total Warrants
                 (Cost $593) ....................          638
                                                   -----------
 PREFERRED STOCKS - 0.5%
     BRAZIL - 0.4%
      9,000   Bradespar SA++ ....................          308
      4,000   Companhia de Bebidas das Americas, ADR       161
  8,708,000   Companhia Energetica de Minas Gerais         378
111,600,000   Companhia Energetica de Sao Paolo,
              Class B+ ..........................          879
     17,000   Companhia Vale do Rio Doce, Class A          340
     36,820   Duratex SA++ ......................          364
    252,036   Itausa - Investimentos Itau SA ....        1,043
  1,286,000   Lojas Americanas SA ...............           47
     15,300   Suzano Petroquimica SA ............           22
     22,000   Usinas Siderurgicas de Minas Gerais
              SA, Class A .......................          758
    149,000   Weg SA ............................          585
                                                   -----------
                                                         4,885
                                                   -----------
     CHILE - 0.1%
     35,200   Embotelladora Andina SA, Class A, ADR        449
                                                   -----------
     SOUTH KOREA - 0.0% ***
        900   Samsung Electronics Company Ltd. ..          428
                                                   -----------
              Total Preferred Stocks
                 (Cost $5,365) ..................        5,762
                                                   -----------
  PRINCIPAL
   AMOUNT
   (000S)
   -----
 FOREIGN BONDS AND NOTES - 0.1%
$        38   Dominican Republic,
                 9.500% due 09/27/2011++ ........           41
        165   Federal Republic of Brazil, Note,
                 8.000% due 01/15/2018 ..........          179
        400   Mexican Fixed Rate Bonds,
                 8.000% due 12/07/2023 ..........           34
      1,236   Republic of Argentina, Note,
                 5.830% due 12/31/2033 ..........          500
         30   Republic of Peru,
                 9.875% due 02/06/2015 ..........           36
         40   Republic of Venezuela, Bond,
                 9.250% due 09/15/2027 ..........           50
         60   Turkey Government Bond,
                 20.000% due 10/17/2007 .........           40
                                                   -----------
              Total Foreign Bonds and Notes
                 (Cost $901) ....................          880
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

REPURCHASE AGREEMENT - 1.9%
  (COST $22,408)
$    22,408   Agreement with Morgan Stanley, 5.240%
                 dated 07/31/2006, to be repurchased at
                 $22,411,000 on 08/01/2006
                 (collateralized by U.S. Treasury obligations, 4.250% due 01/15/2010,
                 market value $23,099,000) ......  $    22,408
                                                   -----------
SHORT-TERM INVESTMENT - 0.2%
  (COST $1,867)
      1,867   Mellon GSL DBT IICollateral Fund+++        1,867
                                                   -----------
TOTAL INVESTMENTS (Cost $918,801*) .......  99.9%    1,161,318
OTHER ASSETS (LIABILITIES) (NET) .........   0.1           786
                                           -----   -----------
NET ASSETS ............................... 100.0%  $ 1,162,104
                                           =====   ===========

---------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2006, and have an aggregate market value of $1,713,000, representing 0.1% of the net assets of the Fund (collateral value $1,867,000).
  *** Investments in the areas of the Pacific Rim at July 31, 2006 are 37.1% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Represents investment purchased with cash collateral for securities loaned.
    ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.
    # Security is restricted and illiquid. It was acquired on October 30, 2001, and has a value of $0.00 per share to the Fund at July 31, 2006.
   ## Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.

                     See Notes to Portfolio of Investments.                   27

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
--------------------------------------------------------------------------------
                                                      NET
                                                   UNREALIZED
                                          IN      APPRECIATION/
 EXPIRATION      LOCAL       VALUE IN  EXCHANGE  (DEPRECIATION)
    DATE       CURRENCY       U.S. $  FOR U.S. $  OF CONTRACTS
----------- --------------   -------- ----------  ------------
8/1/06      AUD         33         25        25    $       --
8/1/06      BRL        160         72        73            (1)
8/1/06      EUR         38         49        49            --
8/1/06      TRY         61         41        41            --
8/2/06      AUD        154        118       118            --
8/2/06      BRL      1,810        832       831             1
8/2/06      EUR        349        446       446            --
8/2/06      TRY         29         19        19            --
8/2/06      ZAR      1,141        164       163             1
8/3/06      AUD         32         25        25            --
8/3/06      BRL         58         27        27            --
8/3/06      EUR         34         43        43            --
8/3/06      GBP        368        687       687            --
8/3/06      ZAR        123         18        18            --
8/4/06      ZAR        309         45        45            --
8/7/06      ZAR        145         21        21            --
9/26/06     GBP      2,159      4,037     3,914           123
10/25/06    AUD      5,036      3,853     3,725           128
                                                   ----------
                                                   $      252
                                                   ==========

AT JULY 31, 2006, SECTOR DIVERSIFICATION WAS AS FOLLOWS:
                                          % OF         VALUE
SECTOR DIVERSIFICATION                 NET ASSETS      (000S)
----------------------                 ----------      ------
COMMON STOCKS:
Banks ...................................   17.5%  $  203,312
Materials ...............................   11.1      128,478
Pharmaceuticals & Biotechnology .........    6.9       80,435
Capital Goods ...........................    6.0       69,341
Energy ..................................    5.8       67,220
Telecommunication Services ..............    5.6       65,589
Utilities ...............................    4.1       47,640
Food, Beverage & Tobacco ................    4.0       46,394
Semiconductors & Semiconductor Equipment     3.9       45,269
Insurance ...............................    3.9       44,852
Automobiles & Components ................    3.8       43,926
Diversified Financials ..................    2.8       32,132
Retailing ...............................    2.2       25,991
Consumer Durables & Apparel .............    2.1       24,602
Electronic Equipment & Instruments ......    2.1       24,318
Media ...................................    1.9       22,576
Real Estate Investment Trusts (REITs) ...    1.8       21,228
Internet Software & Services ............    1.6       19,111
Transportation ..........................    1.6       19,103
Commercial Services & Supplies ..........    1.4       16,037
Software ................................    1.3       15,049
Communications Equipment ................    1.2       13,720
Other ...................................    4.6       53,436
                                           -----   ----------
TOTAL COMMON STOCKS .....................   97.2    1,129,759
WARRANTS ................................    0.0          638
PREFERRED STOCKS ........................    0.5        5,762
RIGHTS ..................................    0.0            4
FOREIGN BONDS AND NOTES .................    0.1          880
REPURCHASE AGREEMENT ....................    1.9       22,408
SHORT-TERM INVESTMENT ...................    0.2        1,867
                                           -----   ----------
TOTAL INVESTMENTS .......................   99.9    1,161,318
OTHER ASSETS (LIABILITIES) (NET) ........    0.1          786
                                           -----   ----------
NET ASSETS ..............................  100.0%  $1,162,104
                                           =====   ==========

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
--------------------------------------------------------------------------------
                                                      NET
                                                   UNREALIZED
                                          IN      APPRECIATION/
 EXPIRATION      LOCAL       VALUE IN  EXCHANGE  (DEPRECIATION)
    DATE       CURRENCY       U.S. $  FOR U.S. $  OF CONTRACTS
----------- --------------   -------- ---------- -------------
8/1/06      BRL         62         28        28        $   --
8/1/06      GBP        212        396       393            (3)
8/1/06      HKD      1,006        130       130            --
8/1/06      JPY     63,836        557       552            (5)
8/1/06      MXN        690         63        63            --
8/1/06      MYR        215         59        58            (1)
8/1/06      ZAR      1,714        247       244            (3)
8/2/06      BRL        116         53        53            --
8/2/06      GBP        127        237       237            --
8/2/06      HKD        962        123       123            --
8/2/06      JPY     35,297        308       307            (1)
8/2/06      KRW    177,438        186       186            --
8/2/06      MYR        113         31        31            --
8/2/06      ZAR        776        112       111            (1)
8/3/06      BRL        161         74        74            --
8/3/06      JPY     68,438        597       597            --
8/21/06     ZAR      2,819        405       389           (16)
9/26/06     CHF      4,865      3,979     3,914           (65)
10/5/06     ZAR      2,480        355       350            (5)
10/20/06    JPY  1,136,212     10,026     9,800          (226)
10/25/06    EUR      2,982      3,830     3,725          (105)
                                                       ------
                                                       $ (431)
                                                       ------
Net Unrealized Depreciation of Forward Foreign
Currency Contracts $ ............................      $ (179)
                                                       ======


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       -- American Depositary Receipt
    AUD       --  Australian Dollar
    BHD       --  Bahraini Dollar
    CAD       --  Canadian Dollar
    CDI       --  CHESS Depositary Interest
    CHF       --  Swiss Franc
    CPO       --  Ordinary Participation Certificate
    EUR       --  Euro
    (F)       --  Foreign Shares
    FDR       --  Fiduciary Depositary Receipt
    GBP       --  Great Britain Pound Sterling
    GDR       --  Global Depositary Receipt
    HKD       --  Hong Kong Dollar
    JPY       --  Japanese Yen
    MXN       --  Mexican Peso
    NVDR      --  Non-Voting Depositary Receipt
    ZAR       --  South African Rand
--------------------------------------------------------------------------------

28                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES - 57.9%
     FINANCIAL SERVICES - 11.1%
$     6,000   Berkshire Hathaway Inc., Note,
                3.375% due 10/15/2008 ...........  $     5,750
      1,500   CIT Group Inc., Sr. Note,
                7.375% due 04/02/2007 ...........        1,518
      3,750   Countrywide Home Loans, Inc., Company
                Guarantee, Series K,
                5.500% due 02/01/2007 ...........        3,748
      2,500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 ...........        2,456
              Household Finance Corporation, Note:
      3,500     5.750% due 01/30/2007 ...........        3,505
      1,500     7.875% due 03/01/2007 ...........        1,520
      2,000   Nuveen Investments, Inc., Sr. Note,
                5.000% due 09/15/2010 ...........        1,940
      3,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 ...........        3,551
      4,000   SLM Corporation, MTN,
                4.000% due 01/15/2009 ...........        3,867
                                                   -----------
                                                        27,855
                                                   -----------
     BANKS - 7.5%
      5,750   Fifth Third Bank, Note,
                2.700% due 01/30/2007 ...........        5,675
      3,000   JPMorgan Chase & Company, Note,
                5.350% due 03/01/2007 ...........        2,997
      5,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049** ........        5,322
      5,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 ...........        4,962
                                                   -----------
                                                        18,956
                                                   -----------
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.3%
      4,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 ...........        3,807
      4,250   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 ...........        4,304
      4,000   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 ...........        4,049
      3,750   EOP Operating LP, Note,
                7.750% due 11/15/2007 ...........        3,846
                                                   -----------
                                                        16,006
                                                   -----------
     CABLE TV - 4.3%
      4,000   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 ...........        4,018
      4,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** .........        3,903
      3,000   Univision Communications Inc.,
                Company Guarantee,
                7.850% due 07/15/2011 ...........        3,022
                                                   -----------
                                                        10,943
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     GAMING/LEISURE - 4.2%
$     5,750   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 ...........  $     5,619
      5,000   Harrah's Operating Company, Inc.,
                Company Guarantee,
                5.500% due 07/01/2010 ...........        4,911
                                                   -----------
                                                        10,530
                                                   -----------
     TELECOMMUNICATIONS - 4.1%
      5,000   Koninklijke (Royal) KPN NV, Sr. Note,
                8.000% due 10/01/2010 ...........        5,340
      1,500   TELUS Corporation, Note,
                7.500% due 06/01/2007 ...........        1,523
      3,500   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 ...........        3,427
                                                   -----------
                                                        10,290
                                                   -----------
     UTILITIES - 4.0%
      4,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 ...........        4,017
      1,650   Pacific Gas & Electric Company,
                First Mortgage,
                3.600% due 03/01/2009 ...........        1,577
      1,650   Sempra Energy, Note,
                4.750% due 05/15/2009 ...........        1,615
      2,750   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 ...........        2,776
                                                   -----------
                                                         9,985
                                                   -----------
     HEALTH CARE - 3.7%
      5,500   Amgen Inc., Sr. Note,
                4.000% due 11/18/2009 ...........        5,271
      4,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 ...........        4,043
                                                   -----------
                                                         9,314
                                                   -----------
     AUTO MANUFACTURING & PARTS - 3.6%
      4,000   Ford Motor Credit Company, Note,
                6.500% due 01/25/2007 ...........        3,998
      5,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 ...........        5,003
                                                   -----------
                                                         9,001
                                                   -----------
     SERVICES - 2.5%
      3,500   PHH Corporation, Note,
                6.000% due 03/01/2008 ...........        3,508
      3,000   Sealed Air Corporation, Conv. Sr. Note,
                3.000% due 06/30/2033** .........        2,816
                                                   -----------
                                                         6,324
                                                   -----------
     BUILDING PRODUCTS - 1.9%
      4,750   Mohawk Industries, Inc., Note,
                Series D,
                7.200% due 04/15/2012 ...........        4,934
                                                   -----------
     INFORMATION TECHNOLOGY - 1.7%
      4,250   Cisco Systems, Inc., Note,
                5.250% due 02/22/2011 ...........        4,207
                                                   -----------

                     See Notes to Portfolio of Investments.                   29

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES (CONTINUED)
     AIRLINES - 1.6%
$     4,000   Southwest Airlines Company,
                Pass-through Certificates,
                5.496% due 11/01/2006 ...........  $     4,003
                                                   -----------
     DIVERSIFIED MANUFACTURING - 0.8%
      2,000   United Technologies Corporation, Note,
                4.375% due 05/01/2010 ...........        1,930
                                                   -----------
     FOOD - 0.6%
      1,500   CVS Corporation, Note,
                4.000% due 09/15/2009 ...........        1,432
                                                   -----------
              Total Corporate Bonds and Notes
                (Cost $148,503) .................      145,710
                                                   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 14.2%
      4,000   Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates,
                Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 ...........        3,897
      4,022   Cendant Mortgage Corporation,
                Series 2003-3P, Class A1,
                5.500% due 04/25/2020** .........        3,966
      4,459   Chase Mortgage Finance Corporation,
                Series 2005-S1, Class 1A8,
                5.500% due 05/25/2035 ...........        4,431
      2,202   Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates,
                Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 ...........        2,205
              Federal Home Loan Mortgage Corporation:
      2,645     Series 2442, Class PG,
                6.000% due 06/15/2030 ...........        2,654
      2,043     Series 2552, Class KB,
                4.250% due 06/15/2027 ...........        2,018
      1,639     Series 2575, Class LM,
                4.500% due 05/15/2032 ...........        1,579
      5,000     Series 2811, Class NU,
                4.500% due 05/15/2030 ...........        4,730
              Federal National Mortgage Association:
        519     Series 2002-58, Class HB,
                5.500% due 11/25/2015 ...........          518
      4,592     Series 2005-100, Class QA,
                5.000% due 11/25/2035 ...........        4,490
      2,160   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 ...........        2,060
      3,288   GSR Mortgage Loan Trust,
                Pass-through Certificates,
                Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ...........        3,271
                                                   -----------
              Total CMOs
                (Cost $36,798) ..................       35,819
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
$     4,573   Federal Home Loan Bank,
                Series 00-0606, Class Y,
                5.270% due 12/28/2012 ...........  $     4,512
              Federal Home Loan Mortgage Corporation:
      3,500     Bond,
                3.250% due 02/25/2008 ...........        3,391
      1,000     Note,4.125% due 07/12/2010 ......          961
              Federal National Mortgage Association:
                Note:
      4,000     4.250% due 07/15/2007 ...........        3,958
      3,000     3.000% to 07/16/2006,
                5.800% due 07/16/2013 ...........        2,976
      5,000     Sub. Note,
                4.000% due 09/02/2008 ...........        4,870
                                                   -----------
              Total U.S. Government Agency Obligations
                (Cost $21,089) ..................       20,668
                                                   -----------
 U.S. TREASURY NOTES - 6.2%
      6,000   2.625% due 03/15/2009 .............        5,665
      5,000   3.250% due 08/15/2008 .............        4,837
      5,000   4.875% due 05/15/2009 .............        4,995
                                                   -----------
              Total U.S. Treasury Notes
                (Cost $15,653) ..................       15,497
                                                   -----------
 ASSET-BACKED SECURITIES (ABSS) - 4.8%
      2,360   Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A1,
                2.890% due 07/20/2011 ...........        2,274
      5,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 ...........        4,978
        120   Green Tree Financial Corporation,
                Series 1995-6, Class B1,
                7.700% due 09/15/2026 ...........          107
      4,750   WFS Financial Owner Trust, Series 2004-3,
                Class A4,
                3.930% due 02/17/2012 ...........        4,661
                                                   -----------
              Total ABSs
                (Cost $12,225) ..................       12,020
                                                   -----------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.5%
         66   Federal Home Loan Mortgage
                Corporation (FHLMC),
                3.756% due 11/01/2021+ ..........           68
              Federal National Mortgage
                Association (FNMA):
      1,125   4.646% due 11/01/2032+ ............        1,128
         27   4.807% due 01/01/2019+ ............           28
         45   5.000% due 11/01/2035+ ............           45
          6   5.540% due 11/01/2022+ ............            6
          9   5.610% due 04/01/2019+ ............            9
         19   5.875% due 11/01/2021+ ............           19
                                                   -----------
              Total ARMs
                (Cost $1,348) ...................        1,303
                                                   -----------

30                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES (CONTINUED)
     FEDERAL HOME LOAN MORTGAGE
       CORPORATION (FHLMC) - 0.5%
$     1,057   6.000% due 04/01/2017-05/01/2017 ..  $     1,064
         20   9.500% due 08/01/2016 .............           21
                                                   -----------
              Total FHLMC
                (Cost $1,092) ...................        1,085
                                                   -----------
     FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (FNMA) - 0.2%
        512   6.500% due 01/01/2012-01/01/2014 ..          519
         32   8.500% due 11/01/2017 .............           34
         19   10.000% due 05/01/2022 ............           21
                                                   -----------
              Total FNMA
                (Cost $563) .....................          574
                                                   -----------
     GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (GNMA) - 0.1%
          5   8.000% due 03/15/2012 .............            5
          6   9.000% due 04/20/2025 .............            6
         93   10.000% due 01/15/2019-02/15/2019 .          104
        116   11.000% due 02/15/2010-08/15/2020 .          128
                                                   -----------
              Total GNMA
                (Cost $235) .....................          243
                                                   -----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $3,238) ...................        3,205
                                                   -----------
 COMMERCIAL MORTGAGE-BACKED
   SECURITIES (CMBS) - 0.3%
   (COST $744)
        745   GMAC Commercial Mortgage
                Securities Inc., Series 1999-CTL1, Class A,
                7.150% due 12/15/2016** .........          752
                                                   -----------
 REPURCHASE AGREEMENT - 6.5%
  (COST $16,478)
     16,478   Agreement with Morgan Stanley, 5.240%
                dated 07/31/2006, to be repurchased at
                $16,480,000 on 08/01/2006
                (collateralized by U.S. Treasury Note,
                4.250% due 01/15/2010,
                market value $16,986,000) .......       16,478
                                                   -----------
TOTAL INVESTMENTS++ (Cost $254,728*) .....  99.4%      250,149
OTHER ASSETS (LIABILITIES) (NET) .........   0.6         1,517
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   251,666
                                           =====   ===========

------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
   ++ All securities segregated as collateral for futures contracts.


                                                    UNREALIZED
  NUMBER OF                             VALUE     DEPRECIATION
  CONTRACTS                            (000S)        (000S)
------------                         ---------  ---------------
FUTURES CONTRACTS-SHORT POSITION
100     U.S. 5 Year Treasury Note,
             September 2006          $   10,422    $       (39)
                                     ==========    ===========


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      MTN-- Medium Term Note
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   31

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 71.4%
     FEDERAL HOME LOAN MORTGAGE
       CORPORATION (FHLMC) - 35.9%
$    14,875   4.000% due 08/01/2018 .............  $    13,901
     80,255   4.500% due 04/01/2018-06/01/2035 ..       75,381
    218,927   5.000% due 04/01/2018-06/01/2036 ..      207,706
    191,952   5.500% due 11/01/2018-10/01/2035 ..      187,548
     77,582   6.000% due 04/01/2017-02/01/2035 ..       77,436
     24,491   6.500% due 02/01/2011-01/01/2032 ..       25,013
     34,196   7.000% due 07/01/2024-07/01/2036 ..       35,119
      3,028   7.500% due 12/01/2006-02/01/2031 ..        3,107
        135   8.000% due 12/01/2030 .............          143
        388   8.500% due 04/01/2019-07/01/2029 ..          414
         14   8.750% due 01/01/2013 .............           15
         67   9.000% due 12/01/2008-08/01/2022 ..           70
         35   9.500% due 06/01/2016-04/01/2017 ..           37
                                                   -----------
              Total FHLMC
                (Cost $648,165) .................      625,890
                                                   -----------
     FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (FNMA) - 30.7%
     35,112   4.500% due 12/01/2018-11/01/2019 ..       33,616
    107,875   5.000% due 04/01/2018-06/01/2035 ..      103,973
    235,168   5.500% due 02/01/2009-10/01/2035 ..      229,231
     85,922   6.000% due 12/01/2016-10/01/2035 ..       85,756
     74,196   6.500% due 09/01/2024-05/01/2036 ..       75,267
      5,270   7.000% due 06/01/2010-07/01/2032 ..        5,416
      1,538   7.500% due 12/01/2024-02/01/2030 ..        1,599
        180   8.000% due 05/01/2022-01/01/2025 ..          182
         30   8.500% due 02/01/2023-09/01/2025 ..           31
        246   9.000% due 03/01/2017-09/01/2030 ..          268
                                                   -----------
              Total FNMA
                (Cost $553,965) .................      535,339
                                                   -----------
     GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (GNMA) - 4.8%
     38,823   5.500% due 07/20/2033-03/20/2034 ..       37,926
     30,116   6.000% due 04/20/2026-08/15/2034 ..       30,182
     10,304   6.500% due 03/15/2024-05/20/2034 ..       10,486
        112   6.800% due 04/20/2025 .............          114
      2,110   7.000% due 07/15/2008-06/20/2031 ..        2,176
      1,831   7.500% due 03/15/2024-11/15/2029 ..        1,909
         88   7.750% due 12/15/2029 .............           93
        132   8.000% due 04/15/2022 .............          139
        421   9.000% due 11/15/2021 .............          453
        866   9.500% due 04/15/2016-08/15/2021 ..          944
         10   13.500% due 09/15/2014-12/15/2014 .           12
                                                   -----------
              Total GNMA
                (Cost $86,839) ..................       84,434
                                                   -----------
     ADJUSTABLE RATE MORTGAGE-BACKED
       SECURITIES (ARMS) - 0.0%
       (COST $51)
         51   Federal National Mortgage Association,
                6.534% due 03/01/2028+ ..........           52
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $1,289,020) ...............  $ 1,245,715
                                                   -----------

 COLLATERALIZED MORTGAGE
  OBLIGATIONS (CMOS) - 19.7%
              Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates:
$    21,500     Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 ...........       20,946
     13,860     Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 ...........       13,515
     21,000   Chase Mortgage Finance Corporation,
                Series 2005-S1, Class 1A15,
                6.000% due 05/25/2035 ...........       20,873
      5,170   Countrywide Alternative Loan Trust,
                Series 2003-13T1, Class A1,
                4.000% due 08/25/2033 ...........        5,048
              Countrywide Home Loans:
     17,946     Series 2003-50, Class A1,
                5.000% due 11/25/2018 ...........       17,335
     21,500     Series 2004-4, Class A5,
                5.250% due 05/25/2034 ...........       20,650
              Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates:
     11,352     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 ...........       11,189
      7,453     Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 ...........        7,463
     10,869     Series 2003-8, Class 1A1,
                5.750% due 04/25/2033 ...........       10,612
              Federal Home Loan Mortgage Corporation:
        204     Series 1049, Class F,
                6.275% due 02/15/2021++ .........          204
        716     Series 1981, Class C,
                6.500% due 08/15/2027 ...........          729
      6,721     Series 2435, Class GE,
                6.500% due 06/15/2031 ...........        6,797
      2,910     Series 2442, Class PG,
                6.000% due 06/15/2030 ...........        2,920
     16,266     Series 2449, Class ND,
                6.500% due 05/15/2030 ...........       16,386
     12,122     Series 2481, Class VC,
                6.000% due 06/15/2017 ...........       12,222
      9,000     Series 2551, Class QK,
                5.500% due 01/15/2033 ...........        8,758
      5,572     Series 2575, Class LM,
                4.500% due 05/15/2032 ...........        5,368
     24,540     Series 2634, Class IN,
                5.000% due 09/15/2027 ...........        2,670
     25,000     Series 2981, Class PC,
                5.500% due 10/15/2031 ...........       24,618

32                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

COLLATERALIZED MORTGAGE
  OBLIGATIONS (CMOS) (CONTINUED)
              Federal National Mortgage Association:
$     7,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 ...........  $     7,486
      9,984     Series 2002-16, Class TM,
                7.000% due 04/25/2032 ...........       10,255
     21,000     Series 2002-86, Class JC,
                5.500% due 02/25/2032 ...........       20,619
     15,628     Series 2003-58, Class PI,
                5.000% due 02/25/2027 ...........          933
        462     Trust 259 STRIP,
                7.000% due 04/01/2024 ...........          112
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
        105     Series 1990-49, Class G,
                9.000% due 05/25/2020 ...........          111
         24     Series 1993-162, Class E,
                6.000% due 08/25/2023 ...........           24
         95     Series 1997-32, Class FA,
                6.006% due 04/25/2027++ .........           97
              GSR Mortgage Loan Trust,
                Pass-through Certificates:
      8,638     Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 ...........        8,573
     14,469     Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ...........       14,394
         70   L.F. Rothschild Mortgage Trust,
                Series 3, Class Z,
                9.950% due 09/01/2017 ...........           75
              Prime Mortgage Trust:
     20,342     Series 2004-2, Class A2,
                4.750% due 11/25/2019 ...........       19,458
     19,372     Series 2005-4, Class 1A1,
                4.750% due 10/25/2020 ...........       18,795
     17,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 ...........       16,455
     18,788   Structured Asset Securities Corporation,
                Series 2005-6, Class 4A1,
                5.000% due 05/25/2035 ...........       17,701
                                                   -----------
              Total CMOs
                (Cost $351,972) .................      343,391
                                                   -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
     10,000   Federal Home Loan Bank, Bond,
                2.875% due 09/15/2006 ...........        9,968
     10,000   Federal Home Loan Mortgage Corporation,
                Sub. Note,
                5.875% due 03/21/2011 ...........       10,179
              Federal National Mortgage Association:
     10,000     Bond,3.250% due 01/15/2008 ......        9,717
      1,250     Deb.,6.210% due 08/06/2038 ......        1,376
                Note:
      7,500     6.000% due 05/15/2008 ...........        7,594
     20,000     6.000% due 02/03/2020 ...........       19,564

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$    18,000     3.000% to 07/16/2006,
                5.800% due 07/16/2013 ...........  $    17,855
                                                   -----------
              Total U.S. Government Agency Obligations
                (Cost $76,213) ..................       76,253
                                                   -----------
 U.S. TREASURY NOTES - 2.8%
     10,000   3.250% due 08/15/2007 .............        9,818
     10,000   3.500% due 12/15/2009 .............        9,568
     17,000   4.000% due 02/15/2014 .............       15,993
     15,000   4.250% due 08/15/2014 .............       14,304
                                                   -----------
              Total U.S. Treasury Notes
                (Cost $52,073) ..................       49,683
                                                   -----------
 REPURCHASE AGREEMENT - 1.3%
   (COST $22,386)
     22,386   Agreement with Morgan Stanley, 5.240%
                dated 07/31/2006, to be repurchased at
                $22,389,000 on 08/01/2006
                (collateralized by U.S. Treasury Note,
                4.250%, due 01/15/2010,
                market value $23,077,000) .......       22,386
                                                   -----------
TOTAL INVESTMENTS (Cost $1,791,664*) .....  99.6%    1,737,428
OTHER ASSETS (LIABILITIES) (NET) .........   0.4         6,799
                                           -----   -----------
NET ASSETS ............................... 100.0%  $ 1,744,227
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
   ++ Floating rate security whose interest rate is reset periodically based on an index.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    REMIC    --   Real Estate Mortgage Investment Conduit
    STRIP    --   Separate trading of registered interest and
                  principal of securities
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   33

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES - 65.7%
     FINANCIAL SERVICES/BANKS - 12.0%
$     6,500   American General Finance, Inc.,
                MTN, Series I,
                4.625% due 05/15/2009 ...........  $     6,348
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ..........          459
      5,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 ...........        5,365
      1,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 ...........        1,009
        690   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 ...........          699
              CIT Group Inc.:
      7,000     Bond,5.400% due 01/30/2016 ......        6,699
                Sr. Note:
      2,000     5.000% due 02/01/2015 ...........        1,876
      3,000     7.750% due 04/02/2012 ...........        3,288
     10,000   Citigroup Inc., Note,
                6.000% due 02/21/2012 ...........       10,219
      6,000   Farmers Insurance Exchange, Note,
                6.000% due 08/01/2014** .........        5,839
      1,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ..........        1,007
        995   Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 ...........        1,067
              Goldman Sachs Group, Inc.:
     10,000     Note,6.600% due 01/15/2012 ......       10,395
      2,000     Sr. Note,5.350% due 01/15/2016 ..        1,917
      7,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 ...........        8,134
     12,000   JPMorgan Chase & Company, Sub. Note,
                5.125% due 09/15/2014 ...........       11,447
      3,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 ...........        3,069
      5,000   MBNA America Bank NA, Sub. Note,
                7.125% due 11/15/2012 ...........        5,396
              MBNA Corporation:
      3,000     Note,6.250% due 01/17/2007 ......        3,010
      2,000     Sr. Note,7.500% due 03/15/2012 ..        2,184
              Merrill Lynch & Company Inc., Note:
      3,000     5.000% due 01/15/2015 ...........        2,844
      5,000     6.000% due 02/17/2009 ...........        5,059
      2,000     6.500% due 07/15/2018 ...........        2,101
      2,000     6.750% due 06/01/2028 ...........        2,086
      7,500   Morgan Stanley Dean Witter & Company, Note,
                6.750% due 04/15/2011 ...........        7,845
      5,000   Morgan Stanley, Sub. Note,
                4.750% due 04/01/2014 ...........        4,651
        670   NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028 ...........          719
        830   Paine Webber Group, Inc., Sr. Note,
                8.060% due 01/17/2017 ...........          981

 PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$       500   PNC Institute Capital B, Company Guarantee,
                8.315% due 05/15/2027** .........  $       528
     10,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049** ........       10,644
              U.S. Bank NA, Sub. Note:
      6,000     4.950% due 10/30/2014 ...........        5,687
      5,000     6.375% due 08/01/2011 ...........        5,199
     11,000   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 ...........       10,249
                                                   -----------
                                                       148,020
                                                   -----------
     UTILITIES - 9.8%
      5,000   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 ...........        5,105
     10,000   Dominion Resources, Inc., Sr. Note,
                5.000% due 03/15/2013 ...........        9,442
      9,000   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 ...........        9,422
      7,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 ...........        6,616
     13,000   Mirant Americas Generation, LLC, Sr. Note,
                8.500% due 10/01/2021 ...........       12,155
              NiSource Finance Corporation:
      5,000     Bond,5.400% due 07/15/2014 ......        4,767
      5,000     Sr. Note,6.150% due 03/01/2013 ..        5,035
      4,000   Ohio Edison Company, Sr. Note,
                5.450% due 05/01/2015 ...........        3,835
      5,000   Ohio Power Company, Sr. Note,
                5.500% due 02/15/2013 ...........        4,905
              Oncor Electric Delivery Company, Deb.:
      1,000     5.000% due 09/01/2007 ...........          992
      9,000     7.000% due 09/01/2022 ...........        9,458
     10,250   Pacific Gas & Electric Company,
                First Mortgage,
                4.200% due 03/01/2011 ...........        9,684
              PacifiCorp, First Mortgage:
      7,500     4.950% due 08/15/2014 ...........        7,098
      3,000     5.250% due 06/15/2035 ...........        2,646
      5,000   PPL Energy Supply LLC, Sr. Note,
                6.400% due 11/01/2011 ...........        5,115
      2,000   Public Service Company of New Mexico,
                Sr. Note,4.400% due 09/15/2008 ..        1,950
      9,000   Sempra Energy, Note,
                6.000% due 02/01/2013 ...........        9,017
      6,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 ...........        6,213
      6,845   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 ...........        6,910
                                                   -----------
                                                       120,365
                                                   -----------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.0%
      2,000   American Health Properties, Inc., Note,
                7.500% due 01/15/2007 ...........        2,017

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

CORPORATE BONDS AND NOTES (CONTINUED)
     REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
              Arden Realty LP, Note:
$     3,000     5.200% due 09/01/2011 ...........  $     2,963
      7,000     5.250% due 03/01/2015 ...........        6,782
     10,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 ...........        9,591
      3,000   Franchise Finance Corporation, MTN,
                7.070% due 01/15/2008 ...........        3,065
              Health Care Property Investors, Inc.:
      1,750     Note,6.000% due 03/01/2015 ......        1,721
                Sr. Note:
      3,000     6.450% due 06/25/2012 ...........        3,070
      2,250     7.072% due 06/08/2015 ...........        2,380
              Health Care REIT, Inc.:
                Sr. Note:
      8,000     6.000% due 11/15/2013 ...........        7,831
      3,000     6.200% due 06/01/2016 ...........        2,953
      1,500     7.500% due 08/15/2007 ...........        1,511
              Healthcare Realty Trust, Inc., Sr. Note:
      1,000     5.125% due 04/01/2014 ...........          933
      7,500     8.125% due 05/01/2011 ...........        8,108
     12,000   Nationwide Health Properties, Note,
                6.000% due 05/20/2015                   11,621
      9,000   Shurgard Storage Centers, Inc., Note,
                5.875% due 03/15/2013 ...........        9,059
                                                   -----------
                                                        73,605
                                                   -----------
     OIL & GAS - 5.9%
      7,500   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 ...........        7,809
     10,000   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 ...........        9,966
      6,000   Enterprise Products Partners LP,
                Company Guarantee,
                6.375% due 02/01/2013 ...........        6,073
      4,930   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** .........        5,172
              Hanover Compressor Company:
      1,500     Conv. Sr. Note,
                4.750% due 03/15/2008 ...........        1,464
      9,000     Sr. Note,
                8.625% due 12/15/2010 ...........       9,338
              Petro-Canada:
      8,500     Deb.,9.250% due 10/15/2021 ......       10,787
      3,000     Note,4.000% due 07/15/2013 ......        2,685
              Southern Natural Gas Company, Sr. Note:
      4,000     8.000% due 03/01/2032 ...........        4,208
      1,000     8.875% due 03/15/2010 ...........        1,062
      2,000   Tennessee Gas Pipeline Company, Bond,
                8.375% due 06/15/2032 ...........        2,189
     12,000   Tesoro Corporation, Sr. Note,
                6.250% due 11/01/2012** .........       11,565
                                                   -----------
                                                        72,318
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     CONSUMER PRODUCTS/SERVICES - 5.5%
              Allied Waste North America, Inc., Sr. Note:
$     9,000     7.250% due 03/15/2015 ...........  $     8,730
      1,000     7.875% due 04/15/2013 ...........        1,015
      4,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 ...........        4,001
     10,200   Corn Products International, Inc., Sr. Note,
                8.450% due 08/15/2009 ...........       10,937
      1,000   Mattel, Inc., Note,
                7.300% due 06/13/2011 ...........        1,044
     10,000   Reed Elsevier Capital Inc., Company Guarantee,
                6.750% due 08/01/2011 ...........       10,453
              Royal Caribbean Cruises Ltd.:
      2,000     Deb.,7.250% due 03/15/2018 ......        1,958
                Sr. Note:
      6,000     6.875% due 12/01/2013 ...........        5,947
      4,000     8.750% due 02/02/2011 ...........        4,334
              Sealed Air Corporation:
      7,250     Conv. Sr. Note,
                3.000% due 06/30/2033** .........        6,806
      4,000     Note,5.625% due 07/15/2013** ....        3,873
              USA Waste Services, Inc., Sr. Note:
      1,000     7.000% due 07/15/2028 ...........        1,056
        495     7.125% due 10/01/2007 ...........          502
              Waste Management Inc.:
      3,450     Company Guarantee,
                6.875% due 05/15/2009 ...........        3,565
      3,500     Sr. Note,7.375% due 08/01/2010 ..        3,715
                                                   -----------
                                                        67,936
                                                   -----------
     HEALTH CARE - 4.7%
     11,000   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ...........       11,000
     10,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 ...........       10,356
              DVI, Inc., Sr. Note, (in default):
      8,125     9.875% due 02/01/2004+ ..........        1,178
        400     9.875% due 02/01/2004+ ..........           58
              HCA Inc.:
      3,000     Note,5.250% due 11/06/2008 ......        2,947
      5,000     Sr. Note,6.950% due 05/01/2012 ..        4,400
     12,000   Health Management Associates, Inc., Sr. Note,
                6.125% due 04/15/2016 ...........       11,058
      6,600   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ...........        6,691
     12,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 ...........       10,350
                                                   -----------
                                                        58,038
                                                   -----------

                     See Notes to Portfolio of Investments.                   35

--------------------------------------------------------------------------------
INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES (CONTINUED)
     GAMING - 4.5%
$     4,000   155E Tropicana Hooters LLC, Sr. Note,
                8.750% due 04/01/2012 ...........  $     3,790
     11,000   CCM Merger Inc., Note,
                8.000% due 08/01/2013** .........       10,588
      5,000   Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 ...........        5,031
      6,000   Harrahs Operating Company Inc., Note,
                6.500% due 06/01/2016 ...........        5,916
      3,000   Mandalay Resort Group, Sr. Sub. Note,
                Series B,
                10.250% due 08/01/2007 ..........        3,113
     12,000   Old Evangeline Downs LLC / Diamond Jo
                LLC, Company Guarantee,
                8.750% due 04/15/2012 ...........       12,075
              Park Place Entertainment Corporation, Sr. Note:
      1,500     7.500% due 09/01/2009 ...........        1,565
      5,000     8.500% due 11/15/2006 ...........        5,036
      7,900   Riviera Holdings Corporation,
                Company Guarantee,
                11.000% due 06/15/2010 ..........        8,354
                                                   -----------
                                                        55,468
                                                   -----------
     TRANSPORTATION/AUTO - 3.9%
              Burlington Northern Santa Fe Corporation:
     10,000     Deb.,
                8.125% due 04/15/2020 ...........       11,897
      1,500     Note,
                8.750% due 02/25/2022 ...........        1,881
      3,300   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 ...........        4,337
              Norfolk Southern Corporation:
      5,000     Deb.,
                9.750% due 06/15/2020 ...........        6,627
      5,000     Sr. Note,
                6.200% due 04/15/2009 ...........        5,088
     12,000   Trailer Bridge, Inc., Sr. Sec. Note,
                9.250% due 11/15/2011 ...........       12,210
      5,000   Union Pacific Corporation, Note,
                3.875% due 02/15/2009 ...........        4,820
              United Air Lines Inc.,
                Pass-through Certificates, (in default):
      2,913     9.080% due 10/26/2015 ...........          931
        545     9.560% due 10/19/2018 ...........          318
                                                   -----------
                                                        48,109
                                                   -----------
     TELECOMMUNICATIONS - 2.6%
      5,000   Deutsche Telephone Finance,
                Company Guarantee,
                8.000% due 06/15/2010 ...........        5,400
      8,000   Qwest Corporation, Note,
                8.875% due 03/15/2012 ...........        8,660
      9,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ...........        9,841
      8,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 ...........        8,507
                                                   -----------
                                                        32,408
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     MEDIA - 2.5%
              Comcast Cable Communications Inc.:
$       550     Note,6.200% due 11/15/2008 ......  $       558
      7,000     Sr. Note,7.125% due 06/15/2013 ..        7,399
      8,000   Cox Communications, Inc., Note,
                6.750% due 03/15/2011 ...........        8,217
      2,500   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 ..........        3,088
      2,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 ..........        2,850
      2,000   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 ...........        2,174
      5,260   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ...........        6,400
                                                   -----------
                                                        30,686
                                                   -----------
     INFORMATION TECHNOLOGY - 2.3%
     11,250   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ...........       11,067
     12,000   Corning Inc., Note,
                5.900% due 03/15/2014 ...........       12,044
      5,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 ...........        5,000
                                                   -----------
                                                        28,111
                                                   -----------
     INDUSTRIAL PRODUCTS - 1.6%
      5,000   Champion International Corporation, Deb.,
                7.200% due 11/01/2026 ...........        5,247
     12,000   Noranda Inc., Note,
                6.000% due 10/15/2015 ...........       11,609
              Weyerhaeuser Company:
      1,500     Deb.,7.375% due 03/15/2032 ......        1,557
      1,500     Note,6.750% due 03/15/2012 ......        1,549
                                                   -----------
                                                        19,962
                                                   -----------
     RETAIL - 1.4%
      5,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 ...........        5,130
      6,000   Neiman Marcus Group, Inc., Company Guarantee,
                10.375% due 10/15/2015 ..........        6,398
      5,000   Safeway Inc., Note,
                7.500% due 09/15/2009 ...........        5,251
                                                   -----------
                                                        16,779
                                                   -----------
     AEROSPACE/DEFENSE - 1.2%
      3,000   Lockheed Martin Corporation,
                Company Guarantee,
                7.750% due 05/01/2026 ...........        3,538
      1,000   Loral Corporation, Deb.,
                7.625% due 06/15/2025 ...........        1,154
      9,000   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 ...........        9,540
                                                   -----------
                                                        14,232
                                                   -----------

36                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES (CONTINUED)
     INDEX PRODUCT - 1.0%
$    12,000   Dow Jones CDX High Yield Series 6 Trust 1,
                Pass-through Certificates,
                8.625% due 06/29/2011** .........  $    11,842
                                                   -----------
     FOREIGN GOVERNMENT - 0.8%
              Federal Republic of Brazil:
      2,750     Bond,9.250% due 10/22/2010 ......        3,073
      1,500     Note,8.750% due 02/04/2025 ......        1,732
      5,000   United Mexican States, Bond,
                9.875% due 02/01/2010 ...........        5,663
                                                   -----------
                                                        10,468
                                                   -----------
              Total Corporate Bonds and Notes
                (Cost $814,605) .................      808,347
                                                   -----------
 U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 23.5%
     FEDERAL HOME LOAN MORTGAGE
       CORPORATION (FHLMC) - 14.7%
     40,401   4.500% due 08/01/2033 .............       37,337
     61,411   5.000% due 04/01/2018-11/01/2035 ..       58,841
     78,336   5.500% due 11/01/2017-04/01/2036 ..       76,337
      3,121   6.000% due 03/01/2031-05/01/2032 ..        3,119
      3,593   6.500% due 01/01/2029-08/01/2029 ..        3,659
        810   7.000% due 01/01/2032 .............          833
                                                   -----------
              Total FHLMC
                (Cost $185,755) .................      180,126
                                                   -----------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.5%
     36,895   4.000% due 09/01/2018-10/01/2018 ..       34,529
     10,025   5.000% due 01/01/2018-10/01/2032 ..        9,680
     47,100   5.500% due 03/01/2033-02/01/2035 ..       45,896
      1,543   6.000% due 04/01/2032 .............        1,540
      4,686   6.500% due 09/01/2028-05/01/2032 ..        4,762
         77   7.000% due 01/01/2030 .............           79
        186   7.451% due 06/01/2016 .............          200
      8,000   7.630% due 02/01/2010 .............        8,422
                                                   -----------
              Total FNMA
                (Cost $109,009) .................      105,108
                                                   -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
      3,703   6.000% due 05/20/2032 .............        3,705
        470   7.000% due 06/20/2031 .............          483
                                                   -----------
              Total GNMA(Cost $4,153) ...........        4,188
                                                   -----------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $298,917) .................      289,422
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 U.S. TREASURY OBLIGATIONS - 8.8%
     U.S. TREASURY NOTES - 6.1%
$    44,000   4.000% due 06/15/2009 .............  $    42,934
     25,000   4.250% due 08/15/2014 .............       23,840
      8,000   5.125% due 05/15/2016 .............        8,086
                                                   -----------
              Total U.S. Treasury Notes .........       74,860
                                                   -----------
     U.S. TREASURY BOND - 2.7%
     32,000   5.375% due 02/15/2031 .............       33,097
                                                   -----------
              Total U.S. Treasury Obligations
                (Cost $112,814) .................      107,957
                                                   -----------
 COLLATERALIZED MORTGAGE
   OBLIGATIONS (CMO) - 0.1%
   (COST $472)
        472   Reilly Mortgage FHA, Series 1982,
                (Partial default),
                7.430% due 08/01/2022 ...........          472^
                                                   -----------
TOTAL INVESTMENTS (Cost $1,226,808*) ...... 98.1%    1,206,198
OTHER ASSETS (LIABILITIES) (NET) ..........  1.9        23,471
                                           -----   -----------
NET ASSETS ................................100.0%  $ 1,229,669
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
    + Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
    ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    FHA     --    Federal Housing Authority
    MTN     --    Medium Term Note
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   37

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
HIGH YIELD FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES - 85.4%
     HEALTH CARE - 17.3%
$    19,000   Alliance Imagining, Inc., Sr. Sub. Note,
                7.250% due 12/15/2012 ...........  $    17,385
     21,500   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 ...........       21,500
      7,350   Cell Therapeutic, Conv. Sub. Note,
                4.000% due 07/01/2010 ...........        3,142
              CV Therapeutics, Inc., Conv. Sr. Sub. Deb.:
     18,500     2.000% due 05/16/2023 ...........       15,332
      5,000     3.250% due 08/16/2013 ...........        4,131
     21,500   Davita Inc., Sr. Note, Company Guarantee,
                6.625% due 03/15/2013 ...........       20,586
              DVI, Inc., Sr. Note, (in default):
      8,575     9.875% due 02/01/2004++ .........        1,243
      6,850     9.875% due 02/01/2004++ .........          993
     25,000   HCA, Inc., Note,
                7.500% due 11/06/2033 ...........       19,313
     22,500   ICOS Corporation, Conv. Sub. Note,
                2.000% due 07/01/2023 ...........       18,984
      5,000   Inhale Therapeutic Systems, Inc.,
                Conv. Sub. Note,
                5.000% due 02/08/2007 ...........        4,975
              Omnicare, Inc., Sr. Sub. Note:
     14,350     6.125% due 06/01/2013 ...........       13,525
      7,000     6.875% due 12/15/2015 ...........        6,790
     17,500   Tenet Healthcare Corporation, Sr. Note,
                9.250% due 02/01/2015** .........       16,188
                                                   -----------
                                                       164,087
                                                   -----------
     INDEX PRODUCT - 12.1%
     35,890   Dow Jones CDX High Yield Series 5 Trust 1,
                Pass-through Certificates,
                8.750% due 12/29/2010** .........       36,182
     44,500   Dow Jones CDX High Yield Series 6 Trust 1,
                Pass-through Certificates,
                8.625% due 06/29/2011** .........       43,916
     35,000   TRAINS (Targeted Return Index Securities
                Trust), Series HY-2006-1, Grantor Trust,
                7.548% due 05/01/2016** .........       34,402
                                                   -----------
                                                       114,500
                                                   -----------
     OIL/ENERGY - 7.2%
              El Paso Natural Gas:
     12,500     Bond,8.375% due 06/15/2032 ......       13,605
      2,750     Sr. Note,7.625% due 08/01/2010 ..        2,812
              Hanover Compressor Company:
      2,000     Company Guarantee,
                7.500% due 04/15/2013 ...........        2,000
      7,950     Conv. Sr. Note,
                4.750% due 03/15/2008 ...........        7,761
     14,750     Sr. Note,8.625% due 12/15/2010 ..       15,303
      7,500   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 ...........        7,891

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$    20,000   Tesoro Corporation, Sr. Note, Company Guarantee,
                6.625% due 11/01/2015** .........  $    19,250
                                                   -----------
                                                        68,622
                                                   -----------
     GAMING - 9.0%
     15,500   155E Tropicana Hooters LLC, Sr. Note,
                8.750% due 04/01/2012 ...........       14,686
     20,000   CCM Merger Inc., Note,
                8.000% due 08/01/2013** .........       19,250
     17,500   MGM Grand, Inc., Sr. Note,
                6.000% due 10/01/2009 ...........       17,106
     19,250   Old Evangeline Downs LLC / Diamond Jo
                LLC, Company Guarantee,
                8.750% due 04/15/2012 ...........       19,371
     14,000   Riviera Holdings Corporation,
                Company Guarantee,
                11.000% due 06/15/2010 ..........       14,805
                                                   -----------
                                                        85,218
                                                   -----------
     INFORMATION TECHNOLOGY - 5.2%
     14,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 ...........       13,930
     20,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ...........       20,167
     14,500   SS&C Technologies, Inc., Sr. Sub Note,
                11.750% due 12/01/2013** ........       15,152
                                                   -----------
                                                        49,249
                                                   -----------
     FOREIGN GOVERNMENT - 4.4%
              Federal Republic of Brazil:
      5,000     Bond,9.250% due 10/22/2010 ......        5,588
      6,000     Note,8.750% due 02/04/2025 ......        6,930
     24,400   Federal Republic of Brazil (F), Bond,
                12.500% due 01/05/2016 ..........       11,204
    203,674   United Mexican States, Bond,
                8.000% due 12/19/2013 ...........       18,360
                                                   -----------
                                                        42,082
                                                   -----------
     UTILITIES - 6.4%
     20,000   Dynegy Holdings, Inc.,
                8.375% due 05/01/2016** .........       19,750
     22,500   Mirant Americas Generation, LLC, Sr. Note,
                8.500% due 10/01/2021 ...........       21,037
              Reliant Energy Inc., Sr. Note:
      4,000     6.750% due 12/15/2014 ...........        3,760
     16,000     9.500% due 07/15/2013 ...........       16,480
                                                   -----------
                                                        61,027
                                                   -----------
     LEISURE - 4.3%
     24,000   Blockbuster Inc., Sr. Sub. Note,
                9.000% due 09/01/2012 ...........       22,680
              Royal Caribbean Cruises Ltd.:
      3,000     Deb.,7.250% due 03/15/2018 ......        2,937
     14,000     Sr. Note,8.750% due 02/02/2011 ..       15,169
                                                   -----------
                                                        40,786
                                                   -----------

38                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
HIGH YIELD FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES (CONTINUED)
     AEROSPACE/DEFENSE - 3.3%
$    18,000   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 ...........  $    19,080
     11,000   Primus International Inc., Sr. Note,
                11.500% due 04/15/2009** ........       11,962
                                                   -----------
                                                        31,042
                                                   -----------

     TELECOMMUNICATIONS - 3.1%
     13,500   Qwest Corporation, Note,
                8.875% due 03/15/2012 ...........       14,614
     14,710   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007 ...........       14,544
                                                   -----------
                                                        29,158
                                                   -----------

     RETAILING - 2.9%
     10,000   Neiman Marcus Group Inc.,
                Company Guarantee,
                10.375% due 10/15/2015** ........       10,662
     16,500   Southern States Cooperative, Inc., Sr. Note,
                10.500% due 11/01/2010** ........       17,243
                                                   -----------
                                                        27,905
                                                   -----------
     TRANSPORTATION - 2.9%
              AMR Corporation:
      3,000     4.500% due 02/15/2024 ...........        3,679
                Deb.:
      5,000     9.000% due 08/01/2012 ...........        4,975
      5,300     9.000% due 09/15/2016 ...........        5,247
      2,600   Continental Airlines, Inc., Conv. Sr. Note,
                5.000% due 06/15/2023 ...........        4,020
     10,000   New Flyer Industries (F), Sub. Note,
                14.000% due 08/19/2020** ........        9,322
                                                   -----------
                                                        27,243
                                                   -----------
     PAPER/CONTAINERS - 2.5%
      7,000   Graphic Packaging International, Sr. Note,
                8.500% due 08/15/2011 ...........        7,070
              Jefferson Smurfit Corporation,
                Company Guarantee:
     11,500   7.500% due 06/01/2013 .............       10,465
      6,425   8.250% due 10/01/2012 .............        6,104
                                                   -----------
                                                        23,639
                                                   -----------
     SERVICES - 2.5%
     19,500   Allied Waste North America, Inc., Sr. Note,
                7.875% due 04/15/2013 ...........       19,793
      4,000   Great Lakes Dredge & Dock Company,
                Sr. Sub. Note,
                7.750% due 12/15/2013 ...........        3,740
                                                   -----------
                                                        23,533
                                                   -----------
     CABLE TV - 2.3%
      5,650   Adelphia Communications, Sr. Note,
                (in default),
                10.250% due 06/15/2011 ..........        3,503

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     9,250   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 ..........   $   11,424
      5,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 ..........        7,125
                                                   -----------
                                                        22,052
                                                   -----------
              Total Corporate Bonds and Notes
                (Cost $811,771) .................      810,143
                                                   -----------
 U.S. TREASURY NOTE - 1.1%
  (COST $10,101)
     10,000   5.125% due 05/15/2016 .............       10,107
                                                   -----------
     SHARES
    --------
 COMMON STOCKS - 6.8%
    280,000   B&G Foods Inc., EIS ...............        4,676
    319,700   Canada Cartage Diversified Income Fund     3,065
    245,600   Coinmach Service Corporation, IDS .        4,146
    313,800   Health Care Property Investors, Inc.       8,604
    260,000   Health Care REIT, Inc. ............        9,409
    189,757   ICO Global Communications Holdings Ltd.+   1,114
    839,900   Nationwide Health Properties, Inc.        19,923
    801,400   New Flyer Industries Inc. (F), IDS         6,373
    533,200   OMEGA Healthcare Investors, Inc. ..        7,124
                                                   -----------
              Total Common Stocks
                (Cost $46,364) ..................       64,434
                                                   -----------
 CONVERTIBLE PREFERRED STOCK - 1.9%
   (COST $17,054)
    329,000   Crown Castle International
                Corporation*** ..................       18,465
                                                   -----------

                     See Notes to Portfolio of Investments.                   39

--------------------------------------------------------------------------------
HIGH YIELD FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

REPURCHASE AGREEMENT - 2.7%
  (COST $25,704)
$    25,704   Agreement with Morgan Stanley, 5.240%
                dated 07/31/2006, to be repurchased at
                $25,708,000 on 08/01/2006
                (collateralized by U.S. Treasury Note,
                4.250% due 01/15/2010,
                market value $26,497,000) .......  $    25,704
                                                   -----------
TOTAL INVESTMENTS (Cost $910,618*) ........ 97.9%      928,853
OTHER ASSETS (LIABILITIES) (NET) ..........  2.1        19,786
                                           -----   -----------
NET ASSETS ................................100.0%  $   948,639
                                           =====   ===========

----------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  *** Affiliated issuer as defined by the Investment Company Act of 1940 (the
      Fund controls 5.0% or more of the outstanding voting shares of the company). Total cost of such securities is $17,054,000 and the total value is $18,465,000 or 1.9% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    (F)      --   Foreign Shares
    EIS      --   Enhanced Income Security
    IDS      --   Income Deposit Security
--------------------------------------------------------------------------------

40                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES - 100.5%
     ALABAMA - 1.6%
$     1,000   Birmingham Baptist Medical Center,
                Special Care Facilities Financing
                Authority, Health Care Revenue,
                (Baptist Health System, Inc.),
                Series A,
                5.000% due 11/15/2030 ...........  $       995
      2,000   Montgomery County, Public Building
                Authority, Warrants, (Montgomery
                County Facilities Project), (MBIA
                Insured),
                5.000% due 03/01/2031*** ........        2,062
                                                   -----------
                                                         3,057
                                                   -----------
     ALASKA - 4.9%
      1,000   Alaska State Housing Finance Corporation,
                Housing Revenue, Series A, (FGIC Insured),
                5.250% due 12/01/2041 ...........        1,037
      4,500   Alaska State International Airports,
                Airport & Marina Revenue, Series B,
                (AMBAC Insured),
                5.250% due 10/01/2027 ...........        4,849
      1,235   Anchorage, Electric Utilities, Power
                & Light Revenue, Sr. Lien, (MBIA Insured),
                6.500% due 12/01/2013 ...........        1,430
      2,000   Anchorage, Ice Rink, Recreational
                Revenue,
                6.375% due 01/01/2020 ...........        2,174
                                                   -----------
                                                         9,490
                                                   -----------
     ARIZONA - 2.4%
      2,000   Arizona Tourism & Sports Authority,
                Recreational Revenue, (Multipurpose
                Stadium Facility Project), Series A,
                (MBIA Insured),
                5.375% due 07/01/2019 ...........        2,154
      1,000   Maricopa County, Hospital Revenue,
                (Sun Health Corporation),
                5.000% due 04/01/2035 ...........        1,002
      1,500   University Medical Center Corporation,
                Hospital Revenue,
                5.000% due 07/01/2035 ...........        1,503
                                                   -----------
                                                         4,659
                                                   -----------
     CALIFORNIA - 10.0%
      1,000   Alameda County, Fremont Unified School
                District, GO, Series A, (FGIC Insured),
                5.000% due 08/01/2025 ...........        1,034
      1,000   California County, Tobacco Securitization
                Agency, Tobacco Settlement Asset-Backed
                Revenue, (Merced County Tobacco Funding
                Corporation), Series A,
                5.125% due 06/01/2038 ...........          997
      1,000   California Educational Facilities
                Authority,  College & University Revenue,
                (Pepperdine University), Series A,
                5.000% due 09/01/2033 ...........        1,027
              California Health Facilities Financing
                Authority, Health Care Revenue:
      2,000     (Cedars-Sinai Medical Center Project),
                5.000% due 11/15/2034 ...........        2,022
      1,000     (Kaiser Permanente), Series A,
                5.000% due 04/01/2037 ...........        1,011

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     3,000   California State Department of Water
                Resources, Power Supply Revenue, Series A,
                (Inverse Floater), (MBIA-IBC Insured),
                5.978% due 05/01/2011+** ........  $     3,518
      1,000   California Statewide Communities Development
                Authority, Health Care Revenue, (Adventist
                Health System), Series A,
                5.000% due 03/01/2035 ...........        1,010
      2,000   Foothill Eastern Transportation Corridor
                Agency, Capital Appreciation, Toll
                Road Revenue, (MBIA Insured),
                Zero coupon due 01/15/2018 ......        1,120
      1,000   Golden State Tobacco Securitization
                Corporation, Enhanced Tobacco Settlement
                Asset-Backed Bonds, Series A,
                5.000% due 06/01/2045 ...........        1,005
      2,700   Jurupa, Unified School District, GO,
                (FGIC Insured),
                5.125% due 08/01/2022 ...........        2,847
      1,000   Northern California, Tobacco
                Securitization Authority, Tobacco
                Settlement Asset-Backed Revenue,
                Series A-1,
                5.375% due 06/01/2038 ...........        1,016
      7,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2034 ......        1,843
      1,000   Southern California Tobacco Securitization
                Authority, Tobacco Settlement
                Asset-Backed Revenue, Series A-1,
                5.000% due 06/01/2037 ...........          979
                                                   -----------
                                                        19,429
                                                   -----------
     COLORADO - 0.9%
      1,250   Colorado Health Facilities Authority,
                Lease Revenue, (Covenant Retirement
                Communities, Inc.),
                5.000% due 12/01/2035 ...........        1,239
        500   Park Creek Metropolitan Dististric,
                Property Tax Revenue,
                5.500% due 12/01/2030 ...........          517
                                                   -----------
                                                         1,756
                                                   -----------
     CONNECTICUT - 0.8%
      1,500   Connecticut State Special Obligation Parking,
                Airport & Marina Revenue, (Bradley
                International Airport), Series A,
                AMT, (ACA Insured),
                6.600% due 07/01/2024 ...........        1,631
                                                   -----------
     DISTRICT OF COLUMBIA - 0.3%
        500   District of Columbia, Water & Sewer
                Authority, Public Utilities Revenue,
                (FSA Insured),
                5.500% due 10/01/2017 ...........          556
                                                   -----------
     FLORIDA - 7.0%
        500   Bay Laurel Center Community Development
                District, Special Assessment Bonds,
                (Candler Series Bonds),
                5.450% due 05/01/2037 ...........          504

                     See Notes to Portfolio of Investments.                   41

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     FLORIDA (CONTINUED)
$       110   Escambia County, Health Facilities Authority,
                Health Facilities Revenue, (Florida Health
                Care Facilities Loan-VHA Program),
                (AMBAC Insured),
                5.950% due 07/01/2020 ...........  $       115
        650   Escambia County, Utilities Authority, Utility
                Systems Revenue, (FGIC Insured),
                5.250% due 01/01/2029 ...........          670
        900   Florida Housing Finance Agency, Housing
                Revenue, (Spinnaker Cove Apartments
                Project), Series G, AMT, (AMBAC Insured),
                6.500% due 07/01/2036 ...........          919
        800   Florida State Board of Education, Lottery
                Revenue, Series A, (FGIC Insured),
                5.250% due 07/01/2017 ...........          843
              Highlands County Health Facilities Authority,
                Revenue, (Adventist Health System/Sunbelt
                Obligated Group):
      1,180     Series C,5.000% due 11/15/2031 ..        1,193
      1,000     Series D,5.000% due 11/15/2035 ..        1,011
      1,000   Hillsborough County, Port District Revenue,
                (Tampa Port Authority Project), Series A,
                AMT, (MBIA Insured),
                5.375% due 06/01/2027 ...........        1,049
        500   Orange County, Housing Finance Authority,
                MFHR, (Hands Inc. Project), Series A,
                7.000% due 10/01/2025** .........          535
      5,000   Orlando, Utilities Commission, Water &
                Electric Revenue,
                6.000% due 10/01/2010 ...........        5,418
      1,300   Osceola County, School Board, COP, Series A,
                (AMBAC Insured),
                5.125% due 06/01/2022 ...........        1,363
                                                   -----------
                                                        13,620
                                                   -----------
     GEORGIA - 4.4%
      2,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009 ...........        2,126
              Monroe County, Development Authority, PCR,
                (Oglethorpe Power Corporation Project),
                Series A, (MBIA-IBC Insured):
      2,500     6.700% due 01/01/2009 ...........        2,663
      3,410     6.750% due 01/01/2010 ...........        3,721
                                                   -----------
                                                         8,510
                                                   -----------
     HAWAII - 1.1%
              Honolulu City and County, GO, Series A:
      1,270     (Unrefunded Balance),
                6.000% due 01/01/2012 ...........        1,397
        730     ETM,6.000% due 01/01/2012 .......          808
                                                   -----------
                                                         2,205
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     IDAHO - 1.3%
$     2,000   Idaho Health Facilities Authority, Health
                Care Revenue, (IHC Hospitals Inc. Project),
                (Inverse Floater), ETM,
                6.650% due 02/15/2021+** ........  $     2,506
                                                   -----------
     ILLINOIS - 8.3%
        500   Bolingbrook, Capital Appreciation, Sales Tax
                Revenue,
                Zero coupon due 01/01/2024 ......          470
              Chicago, O'Hare International Airport, Airport
                Revenue, (Inverse Floater):
      1,000     (FGIC Insured),
                6.746% due 01/01/2023+** ........        1,129
      1,125     (MBIA Insured),
                6.746% due 01/01/2024+** ........        1,265
      5,000     AMT, (FSA Insured),
                7.710% due 01/01/2020+** ........        5,843
        965   Chicago, O'Hare International Airport, Special
                Facilities Revenue, Series B,
                (Second Lien Passenger Facility),
                (AMBAC Insured),
                5.500% due 01/01/2017 ...........        1,028
        500   Illinois Finance Authority, Revenue Bonds,
                (Landing At Plymouth Place Project),
                Series A,
                6.000% due 05/15/2025 ...........          518
      5,055   Metropolitan Pier & Exposition Authority,
                Capital Appreciation, Dedicated State Tax
                Revenue, Series A, (FGIC Insured), ETM,
                Zero coupon due 06/15/2009 ......        4,515
        500   United City of Yorkville, Special Service Area
                No. 2005-108, Special Tax, (Autumn Creek
                Project),
                6.000% due 03/01/2036 ...........          501
        700   Village of Pingree Grove, Special Service
                Area Number One, Special Tax,
                (Cambridge Lakes Project), Series 1,
                5.250% due 03/01/2015 ...........          707
                                                   -----------
                                                        15,976
                                                   -----------
     INDIANA - 3.5%
      6,000   Indiana Municipal Power Agency, Power
                Supply System Revenue, Series A, ETM,
                (MBIA Insured),
                6.125% due 01/01/2013 ...........        6,486
        230   St. Joseph County, Economic Development
                Revenue, (Holy Cross Village at Notre
                Dame Project), Series A,
                6.000% due 05/15/2026 ...........          240
                                                   -----------
                                                         6,726
                                                   -----------
     IOWA - 0.5%
      1,000   Tobacco Settlement Authority Iowa, Tobacco
                Settlement Asset-Backed Revenue,
                Series C,
                5.500% due 06/01/2042 ...........        1,019
                                                   -----------
     KANSAS - 0.5%
      1,000   Lawrence, Hospital Revenue,
                (Lawrence Memorial Hospital),
                5.125% due 07/01/2026*** ........        1,031
                                                   -----------

42                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     LOUISIANA - 1.9%
$     2,680   Lafayette, Utility Revenue, (MBIA Insured),
                5.250% due 11/01/2023 ...........  $     2,848
      1,500   Louisiana Public Facilities Authority,
                Customer Receipts Revenue, Series B,
                ETM,
                Zero coupon due 12/01/2019 ......          817
                                                   -----------
                                                         3,665
                                                   -----------
     MARYLAND - 2.2%
      2,000   Baltimore, Port Facilities, Industrial Revenue,
                (Consolidated Coal Sales Project),
                Series B,
                6.500% due 10/01/2011 ...........        2,079
        500   Maryland Health & Higher Educational
                Facilities Authority, Health Care Facilities
                Revenue, (Edenwald Issue), Series A,
                5.400% due 01/01/2037 ...........          508
      1,150   Maryland State Economic Development
                Corporation, Student Housing Revenue,
                (University of Maryland College Park
                Project),
                5.625% due 06/01/2035 ...........        1,261
        500   Prince Georges County, Special Obligation
                Bonds, (National Harbor Project),
                5.200% due 07/01/2034 ...........          495
                                                   -----------
                                                         4,343
                                                   -----------
     MASSACHUSETTS - 2.7%
      2,000   Massachusetts Bay Transportation Authority,
                Sales Tax Revenue, Series A,
                5.000% due 07/01/2035 ...........        2,041
        900   Massachusetts State Development Finance
                Agency, Revenue Bonds, (Hillcrest
                Educational Centers Inc. Project),
                6.375% due 07/01/2029 ...........          908
      1,100   Massachusetts State Health & Educational
                Facilities Authority, College & University
                Revenue, (UMass Memorial Issue),
                Series D,
                5.000% due 07/01/2033 ...........        1,099
      1,000   Massachusetts State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Health Care System-Covenant Health),
                6.000% due 07/01/2031 ...........        1,071
                                                   -----------
                                                         5,119
                                                   -----------
     MICHIGAN - 1.1%
      1,000   Kent Hospital Finance Authority,
                Revenue Bonds, (Metropolitan Hospital
                Project), Series A,
                5.250% due 07/01/2030 ...........        1,014
      1,000   Michigan State Strategic Fund, Limited
                Obligation Revenue, (Detroit Edison
                Company Exempt Facilities Project),
                Series C, AMT, (XLCA Insured),
                5.450% due 12/15/2032 ...........        1,046
                                                   -----------
                                                         2,060
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     MINNESOTA - 0.6%
$     1,000   St. Paul Housing and Redevelopment
                Authority, Hospital Facility Revenue,
                (HealthEast Project),
                6.000% due 11/15/2030 ...........  $     1,085
                                                   -----------
     MISSOURI - 2.6%
      1,000   Cape Girardeau County, Industrial
                Development Authority, Health Care
                Facilities Revenue, (Southeast Hospital
                Association Project),
                5.625% due 06/01/2027 ...........        1,029
        750   Carthage, Hospital Revenue,
                6.000% due 04/01/2038 ...........          749
        575   Fenton, Tax Increment Revenue, (Gravois
                Bluffs Improvement Project),
                7.000% due 10/01/2021 ...........          663
      1,500   Missouri Joint Municipal Electric Utility
                Commission, Power and Light Revenue,
                (Plum Point Project), (MBIA Insured),
                5.000% due 01/01/2024 ...........        1,569
      1,000   Missouri State Health and Education
                Facilities Authority, Education Facilities
                Revenue, (University of Missouri-Columbia
                Arena Project),
                5.000% due 11/01/2018 ...........        1,044
                                                   -----------
                                                         5,054
                                                   -----------
     MONTANA - 0.2%
        400   Forsyth, PCR, (NorthWestern Corporation
                Colstrip Project),
                4.650% due 08/01/2023 ...........          400
                                                   -----------
     NEBRASKA - 1.1%
      2,000   Omaha Public Power District, Electric
                Revenue, Series B, ETM,
                6.150% due 02/01/2012 ...........        2,168
                                                   -----------
     NEVADA - 1.1%
      1,000   Clark County, Airport Systems Subordinate
                Lien Revenue, Series A-2, (FGIC Insured),
                5.000% due 07/01/2036 ...........        1,019
      1,000   Reno, Sales & Room Tax Revenue, Sr. Lien,
                (ReTrac-Reno Transportation Rail Access
                Corridor Project), (AMBAC Insured),
                5.125% due 06/01/2037 ...........        1,068
                                                   -----------
                                                         2,087
                                                   -----------
     NEW JERSEY - 4.0%
      2,000   Bergen County, Improvement Authority,
                School Improvement Revenue, (Wyckoff
                Township Board of Education Project),
                (County Guaranteed),
                5.000% due 04/01/2032 ...........        2,074
      1,000   New Jersey Economic Development Authority,
                Cigarette Tax Revenue,
                5.500% due 06/15/2031 ...........        1,037
      1,000   New Jersey Economic Development Authority,
                Economic Development Revenue,
                (Kapkowski Road Landfill Project),
                5.750% due 04/01/2031 ...........        1,092

                     See Notes to Portfolio of Investments.                   43

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     NEW JERSEY (CONTINUED)
$     1,340   New Jersey Educational Facilities Authority,
                Government Fund Grant Revenue, (Higher
                Education Capital Improvement Project),
                Series A, (AMBAC Insured),
                5.250% due 09/01/2020 ...........  $     1,425
      2,000   New Jersey State Turnpike Authority, Transit
                Revenue, Series C-1, (AMBAC Insured),
                5.000% due 01/01/2035 ...........        2,036
                                                   -----------
                                                         7,664
                                                   -----------
     NEW YORK - 7.1%
      1,265   Metropolitan Transportation Authority,
                Service Contract Revenue, (Transportation
                Facilities Project), Series 7,
                4.750% due 07/01/2019 ...........        1,335
      1,500   Metropolitan Transportation Authority,
                Transportation Revenue, Series A,
                (FGIC Insured),
                5.250% due 11/15/2031 ...........        1,579
              Nassau County, Tobacco Settlement
                Corporation, Tobacco Settlement Asset-
                Backed Revenue, Series A-3:
        500     5.000% due 06/01/2035 ...........          493
        500     5.125% due 06/01/2046 ...........          494
      1,000   New York City Industrial Development Agency,
                Liberty Revenue Bonds, (7 World Trade
                Center, LLC Project), Series A,
                6.250% due 03/01/2015 ...........        1,064
        800   New York City Industrial Development Agency,
                Special Facilities Revenue, (American
                Airlines - JFK International Airport),
                AMT,
                7.625% due 08/01/2025 ...........          937
      2,500   New York City Municipal Water Finance
                Authority, Water & Sewer Revenue,
                (PA 1289 Project), (Inverse Floater),
                (MBIA Insured),
                5.524% due 06/15/2027+** ........        2,690
      1,000   New York State Dormitory Authority,
                College & University Revenue, (State
                University Educational Facilities
                Project), (MBIA Insured),
                6.000% due 05/15/2016 ...........        1,087
      1,000   New York State Dormitory Authority,
                Mount Sinai NYU Health Revenue,
                5.500% due 07/01/2026 ...........        1,010
        415   New York State Housing Finance Agency,
                MFHR, (Secured Mortgage Program),
                Series F, AMT,
                6.625% due 08/15/2012 ...........          416
        525   New York State Mortgage Agency, Homeowner
                Mortgage Revenue, Series 82, AMT,
                5.650% due 04/01/2030 ...........          527
      1,000   New York State, GO, Series H,
                5.750% due 03/15/2013 ...........        1,079
      1,000   TSASC, Inc., Asset-Backed Bonds,
                Series 1,
                5.125% due 06/01/2042 ...........          990
                                                   -----------
                                                        13,701
                                                   -----------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

     NORTH CAROLINA - 1.7%
$     1,000   Charlotte, COP, (Convention Facility Project),
                Series A,
                5.500% due 08/01/2019 ...........  $     1,081
      2,000   North Carolina Municipal Power Agency
                No. 1, Catawba Electric Revenue,
                Series A,
                (MBIA Insured),
                5.250% due 01/01/2018 ...........        2,122
                                                   -----------
                                                         3,203
                                                   -----------
     OHIO - 1.6%
      1,000   Adams County, Hospital Facilities
                Improvement Revenue, (Adams County
                Hospital Project),
                6.250% due 09/01/2020 ...........        1,011
      1,000   Cuyahoga County, Hospital Facilities
                Revenue, (Canton Inc. Project),
                7.500% due 01/01/2030 ...........        1,101
      1,000   Ohio State University, General Receipts
                Revenue, Series A,
                5.125% due 12/01/2031 ...........        1,032
                                                   -----------
                                                         3,144
                                                   -----------
     OKLAHOMA - 0.1%
        220   Oklahoma Housing & Finance Authority,
                SFMR, Series B, AMT, (GNMA Collateral),
                7.997% due 08/01/2018 ...........          230
                                                   -----------
     OREGON - 2.2%
      1,000   Oregon Health Sciences University,
                College & University Revenue, Series A,
                (MBIA Insured),
                5.250% due 07/01/2022 ...........        1,060
      2,000   Portland, Sewer System Revenue, Second Lien,
                Series A, (FSA Insured),
                5.250% due 06/01/2020 ...........        2,139
      1,000   Portland, Tax Allocation Revenue,
                (Downtown Waterfront Urban Renewal &
                Redevelopment Project), Series A, (AMBAC
                Insured),
                5.750% due 06/15/2016 ...........        1,077
                                                   -----------
                                                         4,276
                                                   -----------
     PENNSYLVANIA - 3.7%
              Philadelphia, Gas Works Revenue,
                (FSA Insured):
      2,500     (1998 General Ordinance),
                5.250% due 07/01/2029 ...........        2,593
      2,405     (Inverse Floater), Series 384,
                6.780% due 07/01/2011+** ........        2,698
        820   Philadelphia, Parking Authority, Auto
                Parking Revenue, Series A, (AMBAC Insured),
                5.250% due 02/15/2029 ...........          845
      1,000   Philadelphia, Redevelopment Authority
                Revenue, (Neighborhood Transformation
                Project), Series A, (FGIC Insured),
                5.500% due 04/15/2017 ...........        1,071
                                                   -----------
                                                         7,207
                                                   -----------

44                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     PUERTO RICO - 0.6%
$     1,000   Puerto Rico Municipal Finance Agency,
                Revenue Bonds, Series A, (FSA Insured),
                5.250% due 08/01/2021 ...........  $     1,063
                                                   -----------
     SOUTH CAROLINA - 0.5%
      1,000   South Carolina Jobs-Economic Development
                Authority, IDR, (Electric & Gas Company
                Project), Series A, (AMBAC Insured),
                5.200% due 11/01/2027 ...........        1,046
                                                   -----------
     SOUTH DAKOTA - 0.7%
      1,250   South Dakota Health and Educational
                Facilities Authority, Health Care Revenue,
                (Sioux Valley Hospitals and Health System),
                Series A,
                5.250% due 11/01/2034 ...........        1,286
                                                   -----------
     TENNESSEE - 1.7%
        590   Chattanooga, Health, Educational &
                Housing Facility Board, College &
                University Revenue, (CDFI Phase I,
                LLC Project), Series B,
                5.500% due 10/01/2020 ...........          600
              Johnson City, Health & Educational
                Facilities Board, Hospital
                Revenue, (Mountain States Health
                Care Facilities First Mortgage
                Project), Series A:
        500     5.500% due 07/01/2036 ...........          522
      1,000     7.500% due 07/01/2033 ...........        1,158
        500   Shelby County, Health, Educational &
                Housing Facilities Board, Health
                Facilities Revenue, (Trezevant Manor
                Project), Series A,
                5.625% due 09/01/2026 ...........          498
        575   Tennessee Housing Development Agency,
                Housing Revenue, (Homeownership Program),
                Series 2A, AMT,
                5.700% due 07/01/2031 ...........          583
                                                   -----------
                                                         3,361
                                                   -----------
     TEXAS - 5.5%
        500   Alliance Airport Authority, Special
                Facilities Revenue, (FedEx Corporation
                Project), AMT,
                4.850% due 04/01/2021 ...........          497
      1,500   Dallas-Fort Worth International Airport
                Board, Airport & Marina Revenue,
                Series A, AMT, (FGIC Insured),
                5.500% due 11/01/2031 ...........        1,573
      2,000   Harris County, Houston Sports Authority,
                Special Revenue, Jr. Lien, Series B,
                (MBIA Insured),
                5.250% due 11/15/2040 ...........        2,077
         85   Houston, GO, (Public Improvement Project),
                (FSA Insured), (Unrefunded Balance),
                5.750% due 03/01/2015 ...........           91
      1,000   Houston, Hotel Occupancy Tax & Special
                Revenue, (Convention & Entertainment
                Project), Series B, (AMBAC Insured),
                5.750% due 09/01/2015 ...........        1,083

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     1,000   Lower Colorado River Authority, Transmission
                Contract Revenue, (LCRA Transmission
                Services Corporation Project),
                (FGIC Insured),
                5.000% due 05/15/2033 ...........  $     1,015
      1,100   Metro Health Facilities Development
                Corporation, Health Care Revenue,
                (Wilson N. Jones Memorial Hospital
                Project),
                7.200% due 01/01/2021 ...........        1,136
              North Central, Health Facilities
                Development Corporation Revenue:
      1,000     (Baylor Health Care System Project),
                Series A,
                5.125% due 05/15/2029 ...........        1,013
      1,000     (Children's Medical Center of Dallas
                Project), (AMBAC Insured),
                5.250% due 08/15/2032 ...........        1,040
      1,000   Texas Tech University System,
                Financing System Revenue, Seventh Series,
                (MBIA Insured),
                5.000% due 08/15/2025 ...........        1,057
                                                   -----------
                                                        10,582
                                                   -----------
     VIRGINIA - 0.8%
      1,000   Tobacco Settlement Financing Corporation,
                Asset-Backed Revenue,
                5.625% due 06/01/2037 ...........        1,039
        500   Virginia Beach Development Authority,
                Residential Care Facility Mortgage Revenue,
                (Westminster & Canterbury of Hampton
                Roads Inc.),
                5.375% due 11/01/2032 ...........          507
                                                   -----------
                                                         1,546
                                                   -----------
     WASHINGTON - 7.0%
      5,000   Franklin County, Pasco School District
                No.1, GO, (FSA Insured),
                5.250% due 12/01/2019 ...........        5,335
      4,500   King County, Kent School District No.
                415, GO, Series C,
                6.300% due 12/01/2008 ...........        4,660
      3,000   Washington State, GO, Series B & AT-7,
                6.400% due 06/01/2017 ...........        3,488
                                                   -----------
                                                        13,483
                                                   -----------
     WEST VIRGINIA - 1.3%
      2,500   Harrison County, County Community Solid
                Waste Disposal Authority, IDR,
                (Monongahela Power Company Project),
                Series A, AMT, (MBIA-IBC Insured),
                6.875% due 04/15/2022 ...........        2,506
                                                   -----------
     WISCONSIN - 1.0%
      1,000   Wisconsin State Health & Educational
                Facilities Authority Revenue,
                (Gundersen Lutheran), Series B,
                (FGIC Insured),
                3.700% due 05/01/2033+ ..........        1,000

                     See Notes to Portfolio of Investments.                   45

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES (CONTINUED)
     WISCONSIN (CONTINUED)
              Wisconsin State Health & Educational
                Facilities Authority, Health Care Revenue,
                Series A:
$       600     (Beaver Dam Community Hospitals, Inc.
                Project),
                6.000% due 08/15/2019 ...........  $       626
        380     (Waukesha Memorial Hospital Project),
                (AMBAC Insured),
                7.125% due 08/15/2007 ...........          381
                                                   -----------
                                                         2,007
                                                   -----------
              Total Municipal Bonds and Notes
                (Cost $183,681) .................      194,457
                                                   -----------
 SHORT-TERM MUNICIPAL BONDS - 0.4%
   (COST $800)
        800   Indiana Health Facility Financing Authority,
                Hospital Revenue,,
                (Clarian Health Obligated Group), Series B,
                (SPA: Chase Manhattan Bank),
                3.700% due 03/01/2030++ .........          800
                                                   -----------
TOTAL INVESTMENTS+++ (Cost $184,481*) ...  100.9%      195,257
OTHER ASSETS (LIABILITIES) (NET) ........   (0.9)       (1,782)
                                           -----   -----------
NET ASSETS ..............................  100.0%  $   193,475
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Security deemed illiquid by the Portfolio Manager.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
   ++ Securities with a maturity date of more than 13 months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2006. These rates change periodically based on specifc market rates or indices.
  +++ All securities segregated as collateral for futures contracts and when-issued securities.

                                                   UNREALIZED
  NUMBER OF                             VALUE     DEPRECIATION
  CONTRACTS                            (000S)        (000S)
------------                         ---------   --------------
FUTURES CONTRACTS-SHORT POSITION
  104   U.S. 10 Year Treasury Note,
             September 2006          $  11,027   $       (85)
                                     =========   ===========

 The Tax-Exempt Bond Fund had the following industry concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         Health Care - Hospital             13.7%
         Public Power - Retail Electric     11.2%

 The Tax-Exempt Bond Fund had the following insurance concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         MBIA                               19.2%
         FSA                                10.6%


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ACA      --   ACA Financial Guaranty Corporation
    AMBAC    --   American Municipal Bond Assurance Corporation
    AMT      --   Alternative Minimum Tax
    COP      --   Certificate of Participation
    ETM      --   Escrowed to Maturity
    FGIC     --   Federal Guaranty Insurance Corporation
    FNMA     --   Federal National Mortgage Association
    FSA      --   Financial Security Assurance
    GNMA     --   Government National Mortgage Association
    GO       --   General Obligation
    IBC      --   Insured Bond Certificate
    IDR      --   Industrial Redevelopment Revenus
    MBIA     --   Municipal Bond Investors Assurance
    MFHR     --   Multi-family Housing Revenue
    PCR      --   Pollution Control Revenue
    SFMR     --   Single Family Mortgage Revenue
    SPA       --  Standby Purchase Agreement
    VHA      --   Veterans Housing Authority
    XLCA     --   XL Capital Assurance Inc.
--------------------------------------------------------------------------------

46                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES - 98.6%
     CALIFORNIA - 97.7%
              ABAG Financing Authority for Nonprofit
                Corporations, COP:
$       340     (Episcopal Homes Foundation),
                5.000% due 07/01/2007 ...........  $       342
                (O'Connor Woods Obligation Group),
                (ACA Insured):
        500     5.400% due 11/01/2009 ...........          509
      2,280     5.700% due 11/01/2013 ...........        2,383
      1,240   ABAG Financing Authority for Nonprofit
                Corporations, Revenue Bonds,
                (California School of Mechanical Arts),
                5.250% due 10/01/2026 ...........        1,279
      5,360   Alhambra, Improvement Board Act of 1915,
                Special Tax Revenue, (Public Works
                Assessment District No. 1), (MBIA Insured),
                6.125% due 09/02/2018 ...........        5,577
              Amador Water Agency, COP, Series A,
                (MBIA Insured):
      2,730     5.000% due 06/01/2032 ...........        2,813
      3,625     5.000% due 06/01/2036 ...........        3,731
      2,000   Anaheim, Public Financing Authority,
                Tax Allocation Revenue, (Inverse Floater),
                (MBIA Insured),
                9.120% due 12/28/2018+ ..........        2,219
      2,210   Azusa, Community Facilities District No. 1,
                Special Tax Revenue, (Mountain Cove),
                Series A,
                6.000% due 09/01/2026 ...........        2,308
              Baldwin Park, Public Financing Authority,
                Lease Revenue, (Community Center Project),
                (AMBAC Insured):
      2,635     5.000% due 08/01/2027 ...........        2,715
      3,000     5.000% due 08/01/2034 ...........        3,075
              Barstow, Redevelopment Agency, Tax
                Allocation Revenue, (Central Redevelopment
                Project), Series A, (MBIA Insured):
        635     (Unrefunded Balance),
                7.000% due 09/01/2014 ...........          711
      1,225     ETM,7.000% due 09/01/2014 .......        1,390
      2,000   Bay Area Government Association, Tax
                Allocation Revenue, (California
                Redevelopment Agency Pool), Series A,
                (XLCA Insured),
                5.250% due 09/01/2029 ...........        2,104
      3,155   Burbank, Waste Disposal Revenue, Series B,
                (FSA Insured),
                5.250% due 05/01/2024 ...........        3,334
              California County, Tobacco Securitization
                Agency, Tobacco Settlement
                Asset-Backed Revenue:
      2,000     (Los Angeles County Securitization
                Corporation),
                Zero coupon due 06/01/2028 ......        1,617
                (Sonoma County Securitization Corporation):
      2,000     5.125% due 06/01/2038 ...........        1,994
      5,000     5.250% due 06/01/2045 ...........        5,001

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     2,000   California County, Tobacco Securitization
                Agency, Tobacco Settlement Asset-Backed
                Revenue, (Merced County Tobacco Funding
                Corporation), Series A,
                5.125% due 06/01/2038 ...........  $     1,994
      2,000   California Department of Veteran Affairs,
                Home Purchase Revenue, Series A, AMBAC
                Insured),
                5.400% due 12/01/2018 ...........        2,022
              California Educational Facilities Authority,
                College & University Revenue:
      5,000     (Pomona College), Series A,
                5.000% due 07/01/2045 ...........        5,141
      1,000     (Pooled College & University),
                Series B,
                6.625% due 06/01/2020 ...........        1,077
      1,000   California Educational Facilities Authority,
                Student Loan Revenue, (California
                Loan Program), Series A, AMT, (MBIA
                Insured),
                5.100% due 03/01/2014 ...........        1,029
              California Health Facilities Financing
                Authority, Health Care Revenue:
      3,000     (Cedars-Sinai Medical Center Project),
                5.000% due 11/15/2034 ...........        3,033
      1,000     (Kaiser Permanente), Series A,
                5.000% due 04/01/2037 ...........        1,011
        700   California Health Facilities Financing
                Authority, Health Care Revenue,
                (Kaiser Permanente), Series A,
                5.250% due 04/01/2039 ...........          723
      1,000   California Infrastructure & Economic
                Development Bank, Health Care Revenue,
                (The J. David Gladstone Institute
                Project),
                5.500% due 10/01/2015 ...........        1,062
      2,500   California Pollution Control Financing
                Authority, PCR, (San Diego Gas and
                Electric Company), Series A, AMT,
                (AMBAC Insured),
                5.850% due 06/01/2021 ...........        2,508
              California Pollution Control Financing
                Authority, Solid Waste Disposal Revenue,
                (Waste Management Inc. Project), AMT:
      1,500     Series B,5.000% due 07/01/2027 ..        1,510
      2,500     Series C,5.125% due 11/01/2023 ..        2,565
         40   California Rural Home Mortgage Finance
                Authority, SFMR, (Mortgage-Backed
                Securities Program), Issue A, S
                eries 2, AMT,
                (GNMA/FHLMC Collateral),
                7.950% due 12/01/2024 ...........           42
      2,320   California State Department of
                Transportation, COP, Series A,
                (MBIA Insured),
                5.250% due 03/01/2016 ...........        2,384
              California State Department of
                Water Resources, Power Supply
                Revenue, Series A:
      3,000     5.750% due 05/01/2017 ...........        3,336
      5,500     5.875% due 05/01/2016 ...........        6,150
      1,670   California State Department of Water
                Resources, Water Revenue, Series W,
                (FSA Insured), (Unrefunded Balance),
                5.000% due 12/01/2018 ...........        1,751

                     See Notes to Portfolio of Investments.                   47

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              California State Public Works Board,
                Lease Revenue:
$     3,000     (California State University), Series C,
                5.400% due 10/01/2022 ...........  $     3,093
      1,980     (Department of Corrections - Kern County
                at Delano II State Prison), Series C,
                5.500% due 06/01/2023 ...........        2,125
                (Department of Mental Health -
                Coalinga State Hospital), Series A:
      3,000     5.000% due 06/01/2024 ...........        3,081
      1,750     5.000% due 06/01/2025 ...........        1,794
      4,200     (UC M.I.N.D. Institute), Series A,
                5.000% due 04/01/2023 ...........        4,287
              California State, GO:
      5,000     5.000% due 03/01/2026 ...........        5,171
      2,000     (CIFG-TCRS Insured),
                5.000% due 10/01/2022 ...........        2,064
      4,430     (FGIC-TCRS Insured),
                5.500% due 06/01/2025 ...........        4,641
      1,280     (Veterans), Series BJ, AMT,
                5.700% due 12/01/2032 ...........        1,307
      1,500   California Statewide Communities
                Development Authority, College &
                University Revenue, (Thomas
                Jefferson School of Law), Series A,
                4.875% due 10/01/2035 ...........        1,480
      2,600   California Statewide Communities
                Development Authority, COP, (Cedars-Sinai
                Medical Center), (MBIA-IBC Insured),
                6.500% due 08/01/2012 ...........        2,775
              California Statewide Communities
                Development Authority, Health Care
                Revenue:
      1,260     (Daughters of Charity Health System
                Project), Series A,
                5.000% due 07/01/2039 ...........        1,262
                (Kaiser Permanente), Series B:
      2,800     5.000% due 03/01/2041 ...........        2,815
      4,200     5.250% due 03/01/2045 ...........        4,319
      5,085     (Sutter Health), Series A,
                5.000% due 11/15/2043 ...........        5,118
      2,000   California Statewide Communities
                Development Authority, Health Care
                Revenue, (Adventist Health System),
                Series A,
                5.000% due 03/01/2035 ...........        2,021
              California Statewide Communities
                Development Authority, MFHR, (Equity
                Residential Housing):
      1,000     Series B,5.200% due 12/01/2029 ..        1,025
      3,300     Series C,5.200% due 06/15/2009 ..        3,383
      3,500   California Statewide Communities
                Development Authority, Revenue Bond,
                (The Salk Institute Biological),
                (MBIA Insured),
                5.250% due 08/01/2031 ...........        3,639

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     1,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2016 ...........  $     1,113
              Cathedral City, Improvement Board Act of
                1915, Special Tax Revenue, (Cove
                Improvement District No. 04-02):
        990     5.000% due 09/02/2030 ...........          970
      1,335     5.050% due 09/02/2035 ...........        1,304
      1,000   Chula Vista, Community Facilities
                District No. 2001-1, Special Tax
                Revenue, (Improvement Area B-San
                Miguel Ranch Project),
                5.450% due 09/01/2036 ...........        1,016
      3,000   Chula Vista, COP, (MBIA Insured),
                5.000% due 08/01/2027 ...........        3,095
        100   Chula Vista, IDR, (San Diego Gas and
                Electric Company), Series A, AMT,
                4.900% due 03/01/2023 ...........          101
      1,725   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien,
                Series A, (FSA Insured),
                4.700% due 09/02/2014 ...........        1,805
      2,610   Chula Vista, Redevelopment Agency,
                Tax Allocation Revenue,
                8.625% due 09/01/2024 ...........        2,672
      2,000   Coachella, Redevelopment Agency,
                Tax Allocation Revenue, (Area No. 3
                Project),
                5.875% due 12/01/2028 ...........        2,057
      2,160   Contra Costa County, Public Financing
                Authority, Lease Revenue, (Capital
                Projects), Series B, (MBIA Insured),
                5.250% due 06/01/2027 ...........        2,238
      5,000   Contra Costa, Community College District,
                GO, (Election of 2002), (MBIA Insured),
                5.000% due 08/01/2029 ...........        5,171
              Contra Costa, Water District Revenue,
                Series K, (FSA Insured):
      1,445     5.000% due 10/01/2017 ...........        1,514
      1,520     5.000% due 10/01/2018 ...........        1,592
      1,665   Davis, Public Facilities Finance
                Authority Local Agency, Special Tax
                Revenue, (Mace Ranch Area), Series A,
                6.600% due 09/01/2025 ...........        1,736
      1,215   Fairfield, Housing Authority, Mortgage
                Revenue, (Creekside Estates Mobile
                Homes),
                5.625% due 09/01/2023 ...........        1,260
      1,000   Fontana, Redevelopment Agency, Tax
                Allocation Revenue, (Southwest
                Industrial Park Project), (MBIA
                Insured),
                5.200% due 09/01/2030 ...........        1,029
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
      9,000     Zero coupon due 01/15/2026 ......        7,969
     20,000     Zero coupon due 01/15/2030 ......        5,132
     10,000     Zero coupon due 01/15/2032 ......        2,268
     10,000     Zero coupon due 01/15/2033 ......        2,136
     10,000     Zero coupon due 01/15/2034 ......        2,008
     10,000     Zero coupon due 01/15/2036 ......        1,772
     10,000     Zero coupon due 01/15/2037 ......        1,668
      9,000     Zero coupon due 01/15/2038 ......        1,413

48                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$     2,000   Fresno, Joint Powers Financing Authority,
                Lease Revenue, Series A, (FSA Insured),
                5.750% due 06/01/2026 ...........  $     2,144
              Golden State Tobacco Securitization
                Corporation, Tobacco Settlement
                Asset-Backed Revenue, Series 2003-A-1:
      2,890     6.250% due 06/01/2033 ...........        3,160
      5,000     6.625% due 06/01/2040 ...........        5,580
      1,000     6.750% due 06/01/2039 ...........        1,126
      1,000   Hi Desert, Members Health Care
                District, Health Care Revenue,
                5.500% due 10/01/2015 ...........        1,008
      3,000   Highland, Redevelopment Agency, Tax
                Allocation Revenue, (Highland
                Redevelopment Project Area No. 1),
                Series A, (AMBAC Insured),
                5.000% due 12/01/2028 ...........        3,092
              Huntington Beach, Union High School
                District, GO, (Election of 2004),
                (FSA Insured):
      2,000     5.000% due 08/01/2027 ...........        2,071
      5,000     5.000% due 08/01/2029 ...........        5,172
      2,000   Huntington Park, Public Financing
                Authority, Lease Revenue, (Wastewater
                System Project),
                6.200% due 10/01/2025 ...........        2,062
      5,000   Imperial Irrigation District, COP,
                (Water System Projects),
                (AMBAC Insured),
                5.500% due 07/01/2029 ...........        5,317
      1,250   Imperial, Water Facilities Revenue,
                COP, (FGIC Insured),
                5.000% due 10/15/2020 ...........        1,300
      1,765   Independent Cities, Lease Finance
                Authority, Mobile Home Park Revenue,
                (San Juan Mobile Estates), Series A,
                5.000% due 05/15/2031 ...........        1,764
              Irvine, Improvement Board Act of 1915,
                Special Tax Revenue:
      1,295     (Assessment District No. 00-18),
                Group 5,5.000% due 09/02/2026 ...        1,284
      1,125     (Assessment District No. 03-19),
                Group 3,5.000% due 09/02/2025 ...        1,119
        990   Irvine, Meadows Mobile Home Park,
                Mortgage Revenue, Series A,
                5.700% due 03/01/2018 ...........        1,019
              Irvine, Public Facilities &
                Infrastructure Authority, Assessment
                Revenue, (AMBAC Insured):
                Series B:
      1,455     5.000% due 09/02/2020 ...........        1,500
      3,630     5.000% due 09/02/2021 ...........        3,742
      2,000     Series C,5.000% due 09/02/2023 ..        2,061
      2,600   Irvine, Unified School District
                Financing Authority, Special Tax
                Revenue, (Group II), Series A,
                5.000% due 09/01/2026 ...........        2,579

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     1,825   La Canada, Unified School District, GO,
                (Election of 2004), Series A,
                (MBIA Insured),
                5.500% due 08/01/2028 ...........  $     1,975
              La Quinta, Financing Authority, Local
                Agency Revenue, Series A, (AMBAC Insured):
      2,000     5.000% due 09/01/2029 ...........        2,064
      1,000     5.250% due 09/01/2024 ...........        1,065
      1,500   La Verne, Public Financing Authority,
                Revenue Bonds, (Capital Improvement
                Projects),
                7.250% due 09/01/2026 ...........        1,532
      1,840   Lake Elsinore, Public Financing Authority,
                Local Agency Revenue, Series G,
                5.800% due 09/02/2015 ...........        1,912
      1,000   Loma Linda, Hospital Revenue, (Loma
                Linda University Medical Center),
                Series A,
                5.000% due 12/01/2022 ...........        1,011
        410   Long Beach California, Building
                Financial Authority, Tax Allocation,
                Revenue Unrefunded Balance - North
                Long A, (AMBAC insured),
                5.000% due 08/01/2022 ...........          429
      2,000   Long Beach, Community Facilities
                District No. 5, Special Tax Revenue,
                (Towne Center),
                6.875% due 10/01/2025 ...........        2,048
      1,000   Los Angeles California, Community
                Redevelopment Agency Community,
                Redevelopment Financing Authority,
                Revenue Pooled Financing,
                Series N, (MBIA insured),
                5.250% due 09/01/2026 ...........        1,067
        145   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (AMBAC Insured),
                6.750% due 07/01/2014 ...........          145
      2,500   Los Angeles, Community Redevelopment
                Agency, Tax Allocation Revenue,
                (North Hollywood Project), Series E,
                (MBIA Insured),
                5.400% due 07/01/2024 ...........        2,646
      1,000   Los Angeles, MFHR, (Ridgecroft Apartments
                Project), Series E, AMT, (GNMA Collateral),
                6.250% due 09/20/2039 ...........        1,025
      1,445   Los Angeles, Special Assessment Revenue,
                (Landscaping & Lighting District No.
                96-1 Project), (AMBAC Insured),
                5.000% due 03/01/2022 ...........        1,487
      1,000   Modesto City, Community Facilities
                District No. 2004-1, Special Tax
                Revenue, (Village One #2),
                5.150% due 09/01/2036 ...........          992
              Moreno Valley, Unified School District,
                COP, (FSA Insured):
      1,600     5.000% due 03/01/2025 ...........        1,652
      1,760     5.000% due 03/01/2027 ...........        1,811
      2,785   Needles, Public Utilities Authority,
                Utilities Revenue, (Utilities System
                Acquisition Project), Series A,
                6.500% due 02/01/2022 ...........        2,871


                     See Notes to Portfolio of Investments.                   49

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              Northern California, Tobacco
                Securitization Authority, Tobacco
                Settlement Asset-Backed Revenue,
                Series A-1:
$    10,000     5.375% due 06/01/2038 ...........  $    10,154
      9,080     5.500% due 06/01/2045 ...........        9,248
      1,485   Oceanside, Community Facilities
                District No. 01-1, Special Tax Revenue,
                (Morro Hills Development Project),
                Series A,
                5.500% due 09/01/2029 ...........        1,521
      1,500   Oceanside, COP, Series A,
                (AMBAC Insured),
                5.250% due 04/01/2018 ...........        1,592
              Oxnard, Harbor District, Revenue Bonds:
      1,200     Series A, AMT,
                5.750% due 08/01/2020 ...........        1,235
      1,000     Series B,
                6.000% due 08/01/2024 ...........        1,075
      1,090   Pacifica, Wastewater Revenue,
                (AMBAC Insured),
                5.000% due 10/01/2024 ...........        1,132
      1,280   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2022 ...........        1,331
      2,805   Perris, Public Financing Authority,
                2006 Tax Allocation Revenue,
                5.300% due 10/01/2026 ...........        2,811
      1,995   Pomona, COP, (Mission Promenade Project),
                Series AE, (AMBAC Insured),
                5.375% due 10/01/2032 ...........        2,079
      5,000   Pomona, Public Financing Authority,
                Tax Allocation Revenue, (Merged
                Redevelopment Project), Series AD,
                (MBIA Insured),
                5.000% due 02/01/2021 ...........        5,128
      1,000   Pomona, Unified School District, GO,
                (MBIA Insured),
                6.150% due 08/01/2030 ...........        1,191
      5,000   Port of Oakland, Airport & Marina
                Revenue, Series K, AMT, (FGIC
                Insured),
                5.750% due 11/01/2029 ...........        5,263
      1,000   Poway, Redevelopment Agency, Tax
                Allocation Revenue, (Paguay
                Redevelopment Project), (AMBAC
                Insured),
                5.375% due 06/15/2019 ...........        1,076
      2,540   Redding, Electrical Systems, COP,
                (Inverse Floater), (MBIA Insured),
                9.055% due 07/01/2022+ ..........        3,451
      1,000   Redondo Beach, Public Financing
                Authority, Revenue Bonds, (South
                Bay Center Redevelopment Project),
                7.125% due 07/01/2026 ...........        1,022
      1,160   Riverside County, COP, (Capital
                Improvement & Family Law Court
                Refunding Projects), Series A,
                (FGIC Insured),
                5.000% due 11/01/2025 ...........        1,203
      2,100   Riverside County, Public Financing
                Authority, COP,
                5.800% due 05/15/2029 ...........        2,161

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

              Rocklin, Unified School District, Capital
                Appreciation, GO, (FGIC Insured):
$     1,030     Zero coupon due 08/01/2014 ......  $       691
      1,210     Zero coupon due 08/01/2016 ......          725
      1,255     Zero coupon due 08/01/2017 ......          713
      1,360     Zero coupon due 08/01/2019 ......          692
      1,415     Zero coupon due 08/01/2020 ......          682
      1,225     Zero coupon due 08/01/2023 ......          503
              Saddleback Valley, Unified School District,
                GO, (Election of 2004), Series A,
                (FSA Insured):
      3,000     5.000% due 08/01/2027 ...........        3,107
      4,000     5.000% due 08/01/2029 ...........        4,137
              Salinas Valley, Solid Waste Authority,
                Resource Recovery Revenue, AMT,
                (AMBAC Insured):
      2,475     5.250% due 08/01/2027 ...........        2,557
      2,000     5.250% due 08/01/2031 ...........        2,059
              San Diego, Redevelopment Agency, Auto
                Parking Revenue:
      1,000     (Centre City Redevelopment Project),
                Series A,
                6.400% due 09/01/2019 ...........        1,052
      1,060     (Southcrest Redevelopment Project),
                6.500% due 10/01/2025 ...........        1,145
      4,000   San Francisco City and County,
                International Airports Commission,
                Airport Revenue, Second Series, AMT,
                (MBIA Insured),
                Issue 27A,
                5.250% due 05/01/2026 ...........        4,104
      1,085   San Francisco City and County,
                Redevelopment Agency, Lease Revenue,
                (George R. Moscone Convention Center
                Project), (XLCA Insured),
                Zero coupon due 07/01/2013 ......          819
      9,310   San Jose, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2018 ...........        9,735
      1,000   San Jose, MFHR, (Sixth & Martha Family
                Apartments), AMT, (FNMA Collateral),
                5.875% due 03/01/2033 ...........        1,032
      3,780   San Juan, Unified School District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2027 ...........        3,915
      4,315   Santa Rosa, Mortgage Revenue, (Channate
                Lodge), (FHA Insured),
                6.700% due 12/01/2024 ...........        4,321
      2,000   Semitropic Improvement District of
                Semitropic Water Storage District,
                Water Banking Revenue, Series A,
                (XLCA Insured),
                5.125% due 12/01/2035 ...........        2,077
              South Gate, Public Financing Authority,
                Tax Allocation Revenue, (South Gate
                Redevelopment Project No. 1):
      2,090     (AMBAC Insured),
                5.250% due 09/01/2022 ...........        2,209
      1,500     (XLCA Insured),
                5.000% due 09/01/2016 ...........        1,589

50                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$     4,000   Southern California Tobacco
                Securitization Authority, Tobacco
                Settlement Asset-Backed Revenue,
                Series A-1,
                5.000% due 06/01/2037              $     3,917
      6,000   Southern California, Tobacco
                Securitization Authority, Tobacco
                Settlement Asset-Backed Revenue,
                Series A-1,
                5.125% due 06/01/2046                    5,890
      1,780   Stockton-East, Water District, COP,
                (1975 & 1990 Projects), Series A,
                (FGIC Insured),
                5.250% due 04/01/2022                    1,885
      3,270   Temecula, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project No.1), (MBIA Insured),
                5.250% due 08/01/2036                    3,387
      1,000   Torrance, Hospital Revenue, (Torrance
                Memorial Medical Center), Series A,
                6.000% due 06/01/2022                    1,083
      1,900   Turlock, COP, (Emanuel Medical Center
                Inc. Project), Series A,
                5.375% due 10/15/2034                    1,953
      1,000   Tustin, Community Facilities District
                No. 04-1, Special Tax Revenue,
                (Tustin Legacy/John Laing Homes Project),
                5.375% due 09/01/2029                    1,016
      4,635   University of California, College &
                University Revenue, (Multipurpose
                Projects), Series M, (FGIC Insured),
                5.125% due 09/01/2018                    4,831
      2,305   Walnut, Public Financing Authority, Tax
                Allocation Revenue, (Walnut Improvement
                Project), (AMBAC Insured),
                5.375% due 09/01/2022                    2,456
                                                   -----------
                                                       388,666
                                                   -----------
     PUERTO RICO - 0.6%
      2,500   Puerto Rico Commonwealth, Children's
                Trust Fund, Tobacco Settlement
                Asset-Backed Revenue, Series 2002,
                5.625% due 05/15/2043                    2,573
                                                   -----------
     VIRGIN ISLANDS - 0.3%
      1,000   Virgin Islands, Public Finance
                Authority, Revenue Bonds, (Gross
                Receipts of Taxes on Loan Notes),
                Series A,
                6.375% due 10/01/2019                    1,092
                                                   -----------
              Total Municipal Bonds and Notes
                (Cost $378,629)                        392,331
                                                   -----------
 SHORT-TERM MUNICIPAL BONDS - 1.1%
      1,300   Menlo Park, Community Development
                Agency, Tax Allocation Revenue,
                (Las Pulgas Community Development
                Project), (AMBAC Insured),
                3.630% due 01/01/2031++                  1,300
      3,000   Pittsburg, California Redevelopment
                Agency, Tax Allocation Revenue,
                (Sub-Los Medanos Community Project),
                Series A, (AMBAC Insured),
                3.630% due 09/01/2035++                  3,000
                                                   -----------
              Total Short-Term Municipal Bonds
                (Cost $4,300)                            4,300
                                                   -----------
TOTAL INVESTMENTS+++ (Cost $382,929*) ....  99.7%  $   396,631
OTHER ASSETS (LIABILITIES) (NET) .........   0.3         1,115
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   397,746
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
   ++ Securities with a maturity date of more than13 months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rate shown are are those in effect at July 31, 2006. These rates change periodically based on specified market rates or indices.
  +++ All securities segregated as collateral for futures contracts.

                                                   UNREALIZED
  NUMBER OF                             VALUE     APPRECIATION
  CONTRACTS                            (000S)        (000S)
------------                          -------    --------------
FUTURES CONTRACTS-SHORT POSITION
   86   U.S. 10 Year Treasury Note,
             September 2006           $  9,119    $       140
                                      ========    ===========

The California Municipal Fund had the following industry concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         Special Tax Revenue-Tax
         Allocation/Increment               13.3%
         Tobacco-Master Settlement          12.3%

The California Municipal Fund had the following insurance concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         MBIA                       17.5%
         AMBAC                      13.0%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ACA      --   ACA Financial Guaranty Corporation
    AMBAC    --   American Municipal Bond Assurance Corporation
    AMT      --   Alternative Minimum Tax
    CIFG     --   CDC IXIS Financial Guaranty North America, Inc.
    COP      --   Certificate of Participation
    ETM      --   Escrowed to Maturity
    FGIC     --   Federal Guaranty Insurance Corporation
    FHA      --   Federal Housing Authority
    FHLMC    --   Federal Home Loan Mortgage Corporation
    FNMA     --   Federal National Mortgage Association
    FSA      --   Financial Security Assurance
    GNMA     --   Government National Mortgage Association
    GO       --   General Obligation
    IBC      --   Insured Bond Certificate
    IDR      --   Industrial Development Review
    MBIA     --   Municipal Bond Investors Assurance
    MFHR     --   Multi-family Housing Revenue
    PCR      --   Pollution Control Revenue
    SFMR     --   Single Family Mortgage Revenue
    TCRS     --   Transferable Custodial Receipts
    XLCA     --   XL Capital Assurance Inc.
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   51

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 MUNICIPAL BONDS AND NOTES - 98.8%
     CALIFORNIA - 97.0%
$     1,000   ABAG Financing Authority for Nonprofit
                Corporations, COP, (Episcopal Homes
                Foundation),
                6.250% due 08/15/2030 ...........  $     1,037
        700   Alameda County, COP, (Santa Rita Jail
                Project), (MBIA Insured),
                5.375% due 06/01/2009 ...........          714
      1,000   Alameda County, Public Financing
                Authority, Lease Revenue,
                5.000% due 09/02/2008 ...........        1,015
      2,000   Anaheim, Public Financing Authority,
                Lease Revenue, (Convention Center
                Project), Series A, (AMBAC Insured),
                5.250% due 08/01/2013 ...........        2,154
              Anaheim, Public Financing Authority,
                Power & Light Revenue, (Electric
                System Generation Project), Series B,
                (FSA Insured):
      2,000     5.000% due 10/01/2015 ...........        2,110
      2,000     5.250% due 10/01/2014 ...........        2,157
      1,130   Baldwin Park Public Financing Authority,
                Sales Tax & Tax Allocation Revenue,
                (Puente Merced Redevelopment Project),
                4.625% due 08/01/2016 ...........        1,137
      1,000   California Educational Facilities
                Authority, Student Loan Revenue,
                (California Loan Program), Series A,
                AMT, (MBIA Insured),
                5.100% due 03/01/2014 ...........        1,029
        125   California Health Facilities Financing
                Authority, Health Care Revenue,
                (AMBAC Insured),
                5.875% due 07/01/2009 ...........          126
              California Housing Finance Agency,
                Mortgage Revenue, Series N, AMT,
                (AMBAC Insured):
      1,000     5.000% due 08/01/2008 ...........        1,021
      1,000     5.100% due 02/01/2009 ...........        1,026
      1,155   California Infrastructure and Economic
                Development Bank, Lease Revenue,
                Series A, (FGIC Insured),
                5.000% due 08/15/2018 ...........        1,224
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
      1,675     (MBIA-IBC Insured),
                5.250% due 05/01/2015 ...........        1,797
      4,000     (XLCA Insured),
                5.375% due 05/01/2017 ...........        4,371
      3,000   California State Department of Water
                Resources, Water System Revenue,
                (Central Valley Project), Series Y,
                (FGIC Insured),
                5.250% due 12/01/2014 ...........        3,242
      1,000   California State Economic Recovery, GO,
                Series A, (FGIC-TCRS Insured),
                5.000% due 07/01/2016 ...........        1,054
              California State Public Works Board,
                Lease Revenue:
      2,000     (Department of Corrections Program),
                Series A, (AMBAC Insured),
                5.250% due 06/01/2012 ...........        2,149

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     3,000     (Department of Corrections Program),
                Series D, (MBIA Insured),
                5.000% due 12/01/2018 ...........  $     3,170
      1,000     (Department of Corrections-Ten
                Administrative Segregation Housing
                Units), Series A, (AMBAC Insured),
                5.250% due 03/01/2016 ...........        1,069
      2,750     (Department of General Services),
                (Capitol East End Complex-Blocks
                171-174 & 225), Series A,
                (AMBAC Insured),
                5.250% due 12/01/2014 ...........        2,952
              California State, GO:
      2,000     (FGIC-TCRS Insured),
                7.000% due 10/01/2010 ...........        2,243
      1,000     (FSA Insured),
                5.500% due 03/01/2012 ...........        1,070
      2,000     (MBIA-IBC Insured),
                6.250% due 09/01/2012 ...........        2,257
      1,000   California Statewide Communities
                Development Authority, Student
                Housing Revenue, (Irvine LLC, UCI
                East Campus Apartments,
                Phase II),
                5.000% due 05/15/2020 ...........        1,046
      1,845   California Statewide Communities
                Development Authority, Water Revenue,
                (Pooled Financing Program), Series C,
                (FSA Insured),
                5.250% due 10/01/2015 ...........        1,991
      1,240   Chino Valley, Unified School District,
                COP, Series A, (FSA Insured),
                5.250% due 09/01/2013 ...........        1,329
        395   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien,
                Series A, (FSA Insured),
                4.500% due 09/02/2013 ...........          410
              Emeryville, Public Financing Authority,
                Revenue Bonds, (Emeryville
                Redevelopment Project), Series A,
                (MBIA Insured):
      1,265     5.250% due 09/01/2015 ...........        1,371
      1,400     5.250% due 09/01/2017 ...........        1,503
      2,000   Golden State Tobacco Securitization
                Corporation, Tobacco Settlement
                Asset-Backed Revenue, Series A,
                (AMBAC Insured),
                5.000% due 06/01/2013 ...........        2,133
        685   Golden West Schools Financing Authority,
                Revenue Bonds, Series A,
                (MBIA Insured),
                5.650% due 02/01/2012 ...........          749
      2,000   Gonzales Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project Area Number 1),
                4.625% due 08/01/2011 ...........        1,973
      1,415   Independent Cities, Lease Finance
                Authority, Mobile Home Park Revenue,
                (San Juan Mobile Estates), Series A,
                4.750% due 05/15/2019 ...........        1,412
      1,615   Inglewood, Unified School District, GO,
                (Election of 1998), Series C,
                (FSA Insured),
                5.250% due 10/01/2017 ...........        1,735
      1,195   Kings Canyon, Joint Unified School
                District, GO, (FGIC Insured),
                5.375% due 08/01/2015 ...........        1,290

52                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
$     2,000   Loma Linda, Hospital Revenue,
                5.000% due 12/01/2017 ...........  $     2,055
      1,080   Long Beach, Bond Financing Authority,
                Lease Revenue, (Public Safety
                Facilities Projects), (AMBAC Insured),
                5.250% due 11/01/2013 ...........        1,166
      1,435   Long Beach, Community College District,
                GO, Election 2002, Series B,
                (FGIC Insured),
                5.000% due 05/01/2019 ...........        1,517
      2,000   Los Angeles, Department of Water & Power,
                Power System Revenue, Series A-1,
                (FSA Insured),
                5.000% due 07/01/2017 ...........        2,135
      1,300   Los Angeles, Department of Water &
                Power, Power System Revenue, Series A-2,
                (MBIA Insured),
                5.000% due 07/01/2017 ...........        1,374
      1,045   Los Angeles, Municipal Improvement
                Corporation, Lease Revenue, (City
                of Los Angeles Central Library Project),
                Series AT, (MBIA Insured),
                5.500% due 06/01/2017 ...........        1,127
      1,500   Los Angeles, State Building Authority,
                Lease Revenue, (State of California
                Department of General Services Lease
                Project), Series A, (MBIA-IBC Insured),
                5.625% due 05/01/2011 ...........        1,587
      2,105   M-S-R Public Power Agency, San Juan
                Project Revenue, Series I, (MBIA
                Insured),
                5.000% due 07/01/2015 ...........        2,215
      1,500   Merced, Irrigation District, Revenue
                Bonds, Warrants,
                4.000% due 07/01/2009 ...........        1,498
      3,000   Monterey Peninsula, Community College
                District, GO, (FGIC Insured),
                5.000% due 08/01/2020 ...........        3,168
      1,575   Oceanside, COP, Series A,
                (AMBAC Insured),
                5.250% due 04/01/2016 ...........        1,694
              Ontario, Redevelopment Financing
                Authority, Lease Revenue:
      1,055     (Capital Projects), (AMBAC Insured),
                5.500% due 08/01/2016 ...........        1,145
      1,060     (Project No.1, Center City & Cimarron
                Projects), (MBIA Insured),
                5.250% due 08/01/2016 ...........        1,136
      1,000   Orange County, Public Financing
                Authority, Lease Revenue, (Juvenile
                Justice Center Facility Project),
                (AMBAC Insured),
                5.375% due 06/01/2016 ...........        1,090
      1,000   Orange County, Water District Revenue,
                COP, Series B, (MBIA Insured),
                5.000% due 08/15/2018 ...........        1,054
        795   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project
                Area No. 2), Series A, (MBIA Insured),
                5.000% due 08/01/2012 ...........          844
      1,590   Redlands, COP, (AMBAC Insured),
                5.000% due 09/01/2017 ...........        1,670

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

              Riverside County, COP, (Historic
                Courthouse Refunding Project),
                Series B, (FGIC Insured):
$     1,015     5.000% due 11/01/2018 ...........  $     1,073
      1,105     5.000% due 11/01/2019 ...........        1,163
      1,100   Riverside, Special Tax Revenue,
                (Community Facilities District No. 90-1-A),
                (MBIA Insured),
                5.500% due 09/01/2013 ...........        1,187
      1,040   Sacramento, Limited Obligation Bonds,
                Reassessment District II No. 2006-1,
                (Willow Creek II & North Notomas),
                5.000% due 09/02/2020 ...........        1,042
      1,565   San Bernardino, Redevelopment Agency,
                Tax Allocation Revenue, (San Sevaine
                Redevelopment Project), Series A,
                (Radian Insured),
                5.000% due 09/01/2018 ...........        1,627
              San Diego County, COP, (Burnham
                Institute for Medical Research):
      1,000     5.000% due 09/01/2016 ...........        1,031
      1,000     5.000% due 09/01/2020 ...........        1,016
      1,840   San Diego County, COP, (Motorola
                Refunding Project), (AMBAC Insured),
                5.000% due 02/01/2011 ...........        1,932
      3,000   San Francisco, Bay Area Rapid Transit
                District, Sales Tax Revenue, Series A,
                (MBIA Insured),
                5.000% due 07/01/2018 ...........        3,187
      1,200   San Jose, Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series F, (MBIA Insured),
                5.000% due 09/01/2016 ...........        1,262
              Santa Maria, Redevelopment Agency, Lease
                Revenue, (Town Center & Westside
                Parking Facilities Project),
                (AMBAC Insured):
        165     5.000% due 06/01/2013 ...........          176
      1,085     5.250% due 06/01/2015 ...........        1,168
      1,160   Shasta, Joint Powers Financing Authority,
                Lease Revenue, (County Administration
                Building Project), Series A,
                (MBIA Insured),
                5.250% due 04/01/2017 ...........        1,234
      1,000   South Gate, Public Financing Authority,
                Tax Allocation Revenue, (South Gate
                Redevelopment Project No. 1),
                (XLCA Insured),
                5.000% due 09/01/2016 ...........        1,059
      1,430   Southern California Public Power
                Authority, San Juan Power Revenue,
                (San Juan Unit 3 Project), Series A,
                (FSA Insured),
                5.000% due 01/01/2020 ...........        1,505
        910   Stanton, MFHR, (Continental Gardens LP
                Project), AMT, (FNMA Collateral),
                (AMBAC-TCRS Insured),
                5.625% due 08/01/2029 ...........          939
      1,305   Stockton, Community Facilities District
                No. 1, Supplemental Tax Revenue,
                (Mello Roos-Weston Ranch), Series A,
                5.500% due 09/01/2009 ...........        1,332

                     See Notes to Portfolio of Investments.                   53

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
     CALIFORNIA (CONTINUED)
              Sunnyvale, Solid Waste Revenue, ATM,
                (AMBAC Insured):
$     1,000     5.500% due 10/01/2014              $     1,079
      1,000     5.500% due 10/01/2016                    1,072
      1,225   Sweetwater, Union High School District,
                COP, (MBIA Insured),
                5.000% due 09/01/2020                    1,285
      1,000   Tracy, Area Public Facilities Financing
                Agency, Special Tax Revenue, (Community
                Facilities District No. 87-1-H),
                (MBIA Insured),
                5.875% due 10/01/2013                    1,046
      1,000   Victor Valley, Union High School
                District, COP, (Victor Valley Junior
                High SchoolProject), (AMBAC Insured),
                5.000% due 11/15/2017                    1,065
                                                   -----------
                                                       111,021
                                                   -----------
     GUAM - 0.9%
      1,000   Guam Government, GO, Series A,
                (FSA Insured),
                5.500% due 12/01/2011                    1,082
                                                   -----------
     PUERTO RICO - 0.9%
      1,000   Puerto Rico Public Building Authority,
                Government Facilities Revenue,
                Series K, (MBIA Insured),
                4.000% due 07/01/2026                    1,002
                                                   -----------
              Total Municipal Bonds and Notes
                (Cost $111,849)                        113,105
                                                   -----------
 SHORT-TERM MUNICIPAL BONDS - 0.1%
   (COST $100)
        100   Menlo Park, Community Development
                Agency, Tax Allocation Revenue,
                (Las Pulgas Community Development
                Project), (AMBAC Insured),
                3.630% due 01/01/2031+                     100
                                                   -----------
TOTAL INVESTMENTS++ (Cost $111,949*) .....  98.9%      113,205
OTHER ASSETS (LIABILITIES) (NET) .........   1.1         1,229
                                           -----   -----------
NET ASSETS ............................... 100.0%  $   114,434
                                           =====   ===========

----------------------
    * Aggregate cost for federal tax purposes.
    + Securities with a maturity date of more than13 months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rate shown are are those in effect at July 31, 2006. These rates change periodically based on specified market rates or indices.
   ++ All securities segregated as collateral for futures contracts.

                                                   UNREALIZED
  NUMBER OF                             VALUE     DEPRECIATION
  CONTRACTS                            (000S)        (000S)
------------                          -------    --------------
FUTURES CONTRACTS-SHORT POSITION
   64   U.S. 10 Year Treasury Note,
             September 2006          $   6,786   $        (74)
                                     =========   ============

The California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         Public Facilities-Public Storage   18.8%
         Public Power-Retail Electric       10.2%

The California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10.0% at July 31, 2006 (as a percentage of the total net assets of the Fund):

         MBIA                       27.9%
         AMBAC                      23.9%
         FGIC                       14.2%
         FSA                        13.8%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    AMBAC    --   American Municipal Bond Assurance Corporation
    AMT      --   Alternative Minimum Tax
    COP      --   Certificates of Participation
    FGIC     --   Federal Guaranty Insurance Corporation
    FNMA     --   Federal National Mortgage Association
    FSA      --   Financial Security Assurance
    GO       --   General Obligation
    IBC      --   Insured Bond Certificate
    MBIA     --   Municipal Bond Investors Assurance
    MFHR     --   Multi-family Housing Revenue
    Radain   --   Radian Asset Assurance Inc.
    TCRS     --   Transferable Custodial Receipts
    XLCA     --   XL Capital Assurance
--------------------------------------------------------------------------------

54                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MONEY MARKET FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 COMMERCIAL PAPER (DOMESTIC) - 9.8%
$    35,000   Cargill Global Funding PLC,
                5.260% due 08/02/2006+++ ........  $    34,995
              Cooperative Association of Tractor
                Dealers Inc.; Series B,
                (AMBAC Insured):
     16,900     5.320% due 08/04/2006+++ ........       16,892
      7,008     5.340% due 08/09/2006+++ ........        7,000
      9,300     5.120% due 09/05/2006+++ ........        9,254
      5,000     5.140% due 10/03/2006+++ ........        4,955
      7,200     5.460% due 11/06/2006+++ ........        7,094
      8,310     5.480% due 12/11/2006+++ ........        8,143
     23,565   Windmill Funding,
                5.290% due 08/10/2006+++ ........       23,534
                                                   -----------
              Total Commercial Paper (Domestic)
                (Cost $111,867) .................      111,867
                                                   -----------
 COMMERCIAL PAPER (YANKEE) - 9.0%
     20,000   Landesbank Baden-Wurttemberg+++,
                5.260% due 08/03/2006 ...........       19,994
     55,000   Total Capital+++,
                5.300% due 08/01/2006 ...........       55,000
     27,950   UBS Americas+++,
                5.280% due 08/01/2006 ...........       27,950
                                                   -----------
              Total Commercial Paper (Yankee)
                (Cost $102,944) .................      102,944
                                                   -----------
 CERTIFICATES OF DEPOSIT (YANKEE) - 1.3%
                (COST $14,995)
     15,000   Toronto Dominion Bank,
                5.300% due 04/17/2007 ...........       14,995
                                                   -----------
 MEDIUM-TERM NOTES - 7.5%
              American Honda Finance Corporation, Note:
      5,000     5.260% due 09/12/2006++** .......        5,000
     10,000     5.450% due 01/26/2007++** .......       10,000
     15,000     5.600% due 04/13/2007++** .......       15,014
              General Electric Capital Corporation, Note:
     12,130     5.270% due 12/08/2006++ .........       12,131
      2,800     Series A,5.000% due 02/15/2007++         2,794
     10,000   Goldman Sachs Group Inc., Note, Series B,
                5.386% due 08/01/2006++ .........       10,000
      7,360   IBM Corporation, Note,
                2.375% due 11/01/2006 ...........        7,316
     20,000   Merrill Lynch & Company, Note, Series C,
                5.587% due 12/22/2006++ .........       20,014
      3,000   Paccar Financial Corporation, Note,
                Series J,
                2.500% due 08/01/2006 ...........        3,000
                                                   -----------
              Total Medium-Term Notes
                (Cost $85,269) ..................       85,269
                                                   -----------
 CORPORATE BONDS AND NOTES - 33.7%
      1,080   2440 LLC, Note, (LOC: Fifth Third Bank),
                5.400% due 05/01/2024+** ........        1,080
      9,450   2880 Stevens Creek LLC, Bond,
                (LOC: Bank of the West),
                5.360% due 11/01/2033+ ..........        9,450

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$    50,000   Aerospace Corporation Bond,
                (LOC: Bank of New York),
                5.390% due 06/01/2036+** ........  $    50,000
      2,000   AFS Associates LP, Bond,
                (LOC: Fifth Third Bank),
                5.400% due 09/01/2040+ ..........        2,000
      2,585   ASSK Properties LC, Note,
                (LOC: Wells Fargo Bank),
                5.490% due 12/01/2017+ ..........        2,585
      1,750   Avatar Corporation, Note,
                (LOC: Fifth Third Bank),
                5.400% due 05/01/2039+** ........        1,750
        900   Banaba Properties LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 03/01/2020+ ..........          900
      2,400   Barnes & Thornburg LLP, Bond,
                (LOC: Fifth Third Bank),
                5.400% due 12/01/2049+** ........        2,400
      1,315   Bedford Hills Golf Club, Note,
                (LOC: Fifth Third Bank),
                5.400% due 04/01/2013+ ..........        1,315
      2,285   Boardwalk Enterprises, Note,
                (LOC: Fifth Third Bank),
                5.400% due 04/01/2024+** ........        2,285
      1,450   Brookville Enterprises, Note,
                (LOC: Fifth Third Bank),
                5.400% due 10/01/2025+ ..........        1,450
      3,000   Campus Research Corporation, Note,
                Series A, (LOC: Wells Fargo Bank),
                5.440% due 06/01/2013+ ..........        3,000
      2,000   Cannon County Hospital LLC, Bond,
                (LOC: Fifth Third Bank),
                5.400% due 06/01/2026+ ..........        2,000
     11,990   Chatham Capital Corporation, Note,
                (LOC: Fifth Third Bank),
                5.350% due 11/01/2028+ ..........       11,990
      6,990   Citigroup Inc., Note,
                5.500% due 08/09/2006 ...........        6,991
      1,900   Community Housing Development, Bond,
                (LOC: Wells Fargo Bank),
                5.390% due 08/01/2024+ ..........        1,900
     17,720   Corporate Finance Managers, Note,
                (LOC: Wells Fargo Bank),
                5.390% due 02/02/2043+ ..........       17,720
      1,165   Corvasc Real Estate, Note,
                (LOC: Fifth Third Bank),
                5.400% due 05/01/2024+ ..........        1,165
      1,500   D & I Properties LLC, Bond,
                (LOC: Wells Fargo Bank),
                5.360% due 11/01/2034+ ..........        1,500
      1,000   Elmhurst Memorial Healthcare, Note,
                (LOC: Fifth Third Bank),
                5.350% due 01/01/2034+** ........        1,000
     14,046   Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                5.290% due 05/01/2022+ ..........       14,046
        900   Exal Corporation, Note,
                (LOC: Fifth Third Bank),
                5.400% due 03/01/2009+ ..........          900
      1,080   Fifth Third Bank, Note,
                (LOC: Fifth Third Bank),
                5.400% due 06/01/2018+** ........        1,080

                     See Notes to Portfolio of Investments.                   55

--------------------------------------------------------------------------------
MONEY MARKET FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 CORPORATE BONDS AND NOTES (CONTINUED)
$     4,000   Forward Corporation, Bond, Series 2005,
                (LOC: Fifth Third Bank),
                5.350% due 12/01/2030+ ..........  $     4,000
      6,970   Foster Schweihofer Real Estate Holdings
                Company, LLC, Note,
                (LOC: Fifth Third Bank),
                5.350% due 09/20/2033+ ..........        6,970
      2,035   Gold Key Processing Limited, Note,
                (LOC:  Fifth Third Bank),
                5.400% due 07/01/2024+ ..........        2,035
     14,980   Great Falls Clinic LLP, Bond,
                (LOC: U.S. Bank),
                5.350% due 10/01/2021+ ..........       14,980
      2,000   Gulf Gate Apartments, Bond,
                (LOC: Wells Fargo Bank),
                5.390% due 09/01/2028+** ........        2,000
        700   Henderson Regional Authority, Bond,
                (LOC: Fifth Third Bank),
                5.400% due 07/01/2023+ ..........          700
              Household Finance Corporation, Note:
     20,575     5.750% due 01/30/2007 ...........       20,661
     11,524     7.875% due 03/01/2007 ...........       11,687
      2,955   IHA Capital Development, Note, Series
                03-A, (LOC: Fifth Third Bank),
                5.400% due 07/01/2028+ ..........        2,955
      4,200   Iowa 80 Group Inc., Note,
                (LOC: Wells Fargo Bank),
                5.330% due 06/01/2016+ ..........        4,200
      1,000   ISO Building LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 03/01/2023+** ........        1,000
      1,000   JUL-Mark Investments LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 10/01/2025+** ........        1,000
      1,538   KAT LLC, Note, (LOC: Fifth Third Bank),
                5.400% due 06/01/2029+ ..........        1,538
      1,795   KL Morris Family LP, Note,
                (LOC: Fifth Third Bank),
                5.400% due 02/01/2020+ ..........        1,795
      1,500   LAL Holding Company, Note,
                (LOC: Fifth Third Bank),
                5.400% due 08/01/2019+ ..........        1,500
        955   Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                5.390% due 07/01/2033+** ........          955
      1,000   Lee Family Partnership, Note,
                (LOC: Fifth Third Bank),
                5.400% due 06/01/2034+ ..........        1,000
      2,940   Lincoln Parkway LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 06/01/2044+ ..........        2,940
        800   Martin Road Investments, Bond,
                (LOC: Fifth Third Bank),
                5.400% due 10/01/2027+ ..........          800
      2,400   Medical Properties Inc., Revenue Bonds,
                (Dakota Clinic Ltd. Project),
                (LOC: ABN AMRO Bank),
                5.350% due 12/15/2024+ ..........        2,400
      2,450   Michigan Equity Group, Note, Series B,
                (LOC: Fifth Third Bank),
                5.400% due 04/01/2034+** ........        2,450


  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

              Morgan Stanley, Note:
$    15,850     5.226% due 11/09/2006++ .........  $    15,853
      6,135     5.358% due 11/24/2006++ .........        6,138
      5,918     6.875% due 03/01/2007 ...........        5,968
     15,000   National City Bank, Note,
                5.228% due 09/01/2006++ .........       15,000
      6,400   National Coney Island Financial, Note,
                Series 2005-A, (LOC: Fifth Third Bank),
                5.350% due 10/01/2030+ ..........        6,400
      5,000   National Rural Utilities Bond,
                7.300% due 09/15/2006 ...........        5,016
      2,935   Ness Family Partners LP, Note,
                (LOC: Bank of the West),
                5.360% due 09/01/2034+ ..........        2,935
     20,000   NGSP Inc., Note,
                (LOC: Bank of America),
                5.350% due 06/01/2046+ ..........       20,000
      2,200   NO S Properties LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 08/01/2024+ ..........        2,200
      2,250   North Coast Quarry Ltd., Bond,
                (LOC: Deutsche Bank),
                5.400% due 07/01/2031+ ..........        2,250
      5,460   Pineview Estates LC, Note,
                (LOC: Fifth Third Bank),
                5.350% due 01/01/2023+** ........        5,460
     13,506   Portland Clinic LLP, Bond,
                (LOC: U.S. Bank),
                5.350% due 11/20/2027+ ..........       13,506
      1,335   R.O. Davis Real Estate, Note,
                (LOC: Fifth Third Bank),
                5.400% due 04/01/2023+ ..........        1,335
      1,610   Realty Holding Company LLC,  Note,
                (LOC: Fifth Third Bank),
                5.400% due 05/01/2024+** ........        1,610
      3,750   Robert C. Fox, Jr., Note,
                (LOC: Comercia Bank),
                5.360% due 06/01/2033+ ..........        3,750
      4,400   Rockwood Quarry LLC, Note,
                (LOC: Fifth Third Bank),
                5.350% due 12/01/2022+ ..........        4,400
      1,300   Sanders CRS Exchange LLC, Note,
                (LOC: Wells Fargo Bank),
                5.190% due 10/01/2023+ ..........        1,300
      1,290   SJD Service Company LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 10/01/2023+ ..........        1,290
        900   Skeletal Properties, Note,
                (LOC: Fifth Third Bank),
                5.400% due 11/01/2014+ ..........          900
      1,250   Spartan Medical Facility, Note,
                (LOC: Fifth Third Bank),
                5.400% due 12/01/2026+** ........        1,250
      3,060   Tacoma Goodwill Industries, Bond,
                (LOC: Bank of America),
                5.370% due 02/01/2023+ ..........        3,060
      2,745   Titan Holdings Group LLC, Note,
                (LOC: Fifth Third Bank),
                5.400% due 05/01/2012+ ..........        2,745
              U.S. Bank N.A., Note:
     13,875     2.850% due 11/15/2006 ...........       13,800
     14,055     2.870% due 02/01/2007 ...........       13,905

56                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 CORPORATE BONDS AND NOTES (CONTINUED)
$     4,500   Wachovia Corporation, Note,
                4.950% due 11/01/2006 ...........  $     4,503
      1,208   Watts Brothers Frozen Foods, Bond,
                (LOC: U.S. Bank),
                5.390% due 07/01/2013+ ..........        1,208
      2,260   Westgate Investment Fund, Bond,
                (LOC: Wells Fargo Bank),
                5.390% due 02/01/2012+ ..........        2,260
                                                   -----------
              Total Corporate Bonds and Notes
                (Cost $384,115) .................      384,115
                                                   -----------
 TAXABLE MUNICIPAL BONDS - 32.7%
      2,000   ABAG, California, Finance Authority
                for Nonprofit Corporations, Revenue
                Bonds, (Public Policy Institute of
                California Project), Series B,
                (LOC: Bank of New York),
                5.400% due 11/01/2031+ ..........        2,000
     13,925   Acworth, Georgia, Downtown Development
                Authority, Revenue Bonds, (Cable
                Fiber Project), (CIFG Insured),
                5.370% due 01/01/2026+ ..........       13,925
              Alameda County, Cailfornia, IDR,
                Series B, (LOC: Comerica Bank):
        635     (BEMA Electronic Project),
                5.360% due 04/01/2034+ ..........          635
      2,060     (Convergent Laser Technologies
                Project),
                5.360% due 06/01/2030+ ..........        2,060
     29,700   Baltimore, Maryland, Project Revenue,
                (Baltimore City Parking System
                Facilities Project), Series 2002,
                (FGIC Insured),
                5.310% due 07/01/2032+ ..........       29,700
      5,600   Bernalillo County, New Mexico, IDR,
                (Tempur Production USA Inc.),
                Series A,
                (LOC: Bank of America),
                5.370% due 09/01/2030+ ..........        5,600
      1,100   California Statewide Communities
                Development Authority, MFHR,
                (Pavilions at Sunrise Apartments),
                Series M-T, (FNMA Collateral),
                5.370% due 08/15/2034+ ..........        1,100
     13,970   Chula Vista, California, MFHR,
                (Teresina Apartments Project),
                Series A (FNMA Collateral),
                5.340% due 05/15/2036+ ..........       13,970
      1,980   Collier County, Florida, MFHR,
                (Brittany Bay Apartments Project),
                Series B, (FNMA Collateral),
                5.330% due 07/15/2034+ ..........        1,980
      1,055   Colorado Housing & Finance Authority,
                Economic Development Revenue, (G.A.
                Wright Asset Management, LLC Project),
                (LOC: Wells Fargo Bank),
                5.390% due 04/01/2029+ ..........        1,055
     24,700   Connecticut State Housing Finance
                Authority, Housing Revenue, (Housing
                Mortgage Finance Program), Subseries
                B-6, (AMBAC Insured),
                5.290% due 11/15/2027+ ..........       24,700

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     8,250   Denver, Colorado, City & County School
                District 01, COP, Series A,
                (AMBAC Insured),
                5.310% due 12/15/2018+ ..........  $     8,250
              Fairfield California Pension Obligation,
                Revenue Bonds, Series A-2,
                (LOC: Landesbank Hessen-Thuringen):
      2,000     5.400% due 06/01/2034+ ..........        2,000
      5,000     5.400% due 06/01/2034+ ..........        5,000
      3,000   Florence, Kentucky, Industrial Building
                Revenue, (Fifth Third Processing-B),
                (LOC: Fifth Third Bank),
                5.400% due 04/15/2035+ ..........        3,000
      2,900   Florida Housing Finance Corporation,
                Multifamily Mortgage Revenue,
                (Northbridge at Millenia Apartments),
                Series V-2, (LOC: Bank of America),
                5.330% due 06/15/2036+ ..........        2,900
      3,930   Four Dam Pool Power Agency, Alaska,
                Electric Revenue, Series B,
                (LOC: Dexia Bank),
                5.340% due 07/01/2026+ ..........        3,930
      7,495   Glendale, Arizona, Industrial
                Development Authority, IDR,
                (Thunderbird, The Garvin School of
                International Management
                Project), Series A, (LOC: Bank of New York),
                5.370% due 07/01/2035+ ..........        7,495
      3,955   Kansas City, Missouri, Tax Increment
                Financing Commission, Tax Increment
                Revenue, (909 Walnut Parking Facility
                Project),
                (AMBAC Insured),
                5.360% due 02/01/2024+ ..........        3,955
      2,700   Kern Water Bank Authority, California,
                Water Revenue, Series B,
                (LOC: Wells Fargo Bank),
                5.390% due 07/01/2028+ ..........        2,700
      2,200   Kit Carson County, Colorado, Agricultural
                Development Revenue, (Midwest Farms LLC),
                (LOC: Wells Fargo Bank),
                5.340% due 06/01/2027+ ..........        2,200
      1,285   Lake Oswego, Oregon, Redevelopment Agency,
                Tax Increment Revenue, Series B,
                (LOC: Wells Fargo Bank),
                5.390% due 06/01/2020+ ..........        1,285
      3,000   Long Beach, California, Revenue Bonds,
                (Long Beach Towne Center Site
                Refinancing Project), Series A,
                (LOC: Allied Irish Bank PLC),
                5.360% due 11/01/2030+ ..........        3,000
      2,165   Massachusetts State Development
                Finance Agency, Solid Waste Disposal
                Revenue, (The Newark Group Project),
                Series D, (LOC: JPMorgan Chase Bank),
                5.370% due 07/01/2016+ ..........        2,165
     18,415   Massachusetts State Finance Housing
                Agency, Housing Revenue, (Avalon At
                Newton), Class A,
                (LOC: JPMorgan Chase Bank),
                5.320% due 12/01/2034+ ..........       18,415
      1,900   Memorial Health System, Illinois, Health
                Care Revenue, (LOC: Bank One NA),
                5.340% due 10/01/2024+ ..........        1,900


                     See Notes to Portfolio of Investments.                   57

--------------------------------------------------------------------------------
MONEY MARKET FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------
 TAXABLE MUNICIPAL BONDS (CONTINUED)
$     9,695   Michigan State Housing Development
                Authority, Revenue Bonds, Series C,
                (MBIA Insured),
                5.380% due 06/01/2030+ ..........  $     9,695
        600   Montrose County, Colorado, Economic
                Development Revenue, (Gordon
                Development Project), Series A,
                (LOC: Wells Fargo Bank),
                5.390% due 06/01/2010+ ..........          600
      3,775   New Hampshire State Housing Finance
                Authority, MFHR, (Pheasant Run
                Properties Limited Partnership
                Project), (FNMA Collateral),
                5.330% due 04/15/2016+ ..........        3,775
      2,690   New Jersey Economic Development
                Authority, Economic Recovery Fund
                Refunding Bonds, (State Contract),
                Series B, (MBIA Insured),
                3.500% due 03/15/2007 ...........        2,663
      4,045   New Jersey Health Care Facilities
                Financing Authority Revenue, Health
                Care Revenue, (St. Peters University),
                Series C  (LOC: Bank of Amierica),
                5.330% due 07/01/2030+ ..........        4,045
     12,020   New Jersey State Housing & Mortgage
                Finance Agency, MFHR, Series G,
                (FSA Insured),
                5.290% due 11/01/2047+ ..........       12,020
     20,000   New York City, GO, Subseries A-11,
                (FGIC Insured),
                5.290% due 11/01/2020+ ..........       20,000
      1,775   New York City, Housing Development
                Corporation, MFHR, Series B,
                (LOC: Landesbank Baden-Wurttemberg),
                5.310% due 12/01/2036+ ..........        1,775
     11,615   North Carolina Capital Facilities
                Finance Agency, College & University
                Revenue, (Wolfpack Towers Project),
                Series B, (LOC: Bank of America),
                5.370% due 09/01/2018+ ..........       11,615
     23,800   Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Bank),
                5.300% due 02/01/2011+ ..........       23,800
              Orange County, Florida, Housing
                Finance Authority, MFHR, Series B:
      2,320     (Northbridge At Millenia - Phase II
                Project), (LOC: SouthTrust Bank),
                5.360% due 09/15/2036+ ..........        2,320
      1,440     (The Landings on Millenia Blvd.
                Apartments), (FNMA Collateral),
                5.330% due 08/15/2035+ ..........        1,440
      2,000   Pennsylvania Convention Center Authority,
                Recreational Revenue, Series A,
                (MBIA Insured),
                4.590% due 09/01/2006 ...........        2,000
      2,240   Plymouth, Minnesota, Health Facilities
                Revenue, (Westhealth Project),
                Series B, (FSA Insured),
                5.340% due 06/01/2024+ ..........        2,240
      3,200   Richmond, California, MFHR, (Bay Cliff
                Apartments Project), Series B,
                (FNMA Collateral),
                5.360% due 08/15/2037+ ..........        3,200

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

$     8,000   San Jose Financing Authority, Lease
                Revenue, (Hayes Mansion Phase-B),
                (AMBAC Insured),
                5.380% due 07/01/2024+ ..........  $     8,000
     22,400   San Jose, California, Redevelopment
                Agency, Revenue Bonds, (Merged Area
                Redevelopment Project), Series A,
                (LOC: JPMorgan Chase Bank),
                5.310% due 08/01/2028+ ..........       22,400
      4,950   Santa Rosa, California, Pension
                Obligation, Revenue Bonds, Series A,
                (LOC: Landesbank Hessen-Thuringen),
                5.400% due 09/01/2024+ ..........        4,950
     21,700   Santa Rosa, California, Rancheria
                Tachi Yokut Tribe, Economic
                Development Revenue, (LOC: Bank One),
                5.320% due 09/01/2019+ ..........       21,700
      2,700   Savannah College of Art & Design, Inc.,
                Georgia, Revenue Bonds,
                (LOC: Bank of America),
                5.400% due 04/01/2024+ ..........        2,700
      9,700   South Fulton, Georgia, Municipal
                Regional Jail Authority, Lease Revenue,
                (Union City Justice Center Project),
                (MBIA Insured),
                5.350% due 11/01/2017+ ..........        9,700
      3,635   Tucson, Arizona, Airport Authority Inc.,
                Airport & Marina Revenue, Series A,
                (LOC: Bank of America),
                5.370% due 12/01/2018+ ..........        3,635
      5,750   Union County Improvement Authority,
                New Jersey, Revenue Bonds, (Cedar
                Glen Housing Corporation - Hanover
                Township Housing Project), Series B,
                (FNMA Collateral),
                5.340% due 12/15/2014+ ..........        5,750
      6,845   University of Oklahoma, Hospitals
                Trust, Hospital Revenue, Series B,
                (LOC: Bank of America),
                5.370% due 08/15/2021+ ..........        6,845
      7,000   Utah Telecommunication Open
                Infrastructure Agency,
                Telecommunications Revenue,
                (LOC: Bank of America),
                5.370% due 07/01/2026+ ..........        7,000
              Washington State Housing Finance
                Commission, MFHR, Series B:
      1,605     (Boardwalk Apartments Project),
                (FNMA Collateral),
                5.370% due 09/01/2028+ ..........       1,605
        870     (Oxford Square Project),
                (LOC: U.S. Bank),
                5.390% due 12/01/2028+ ..........          870
      2,185     (Pinehurst Apartments Project),
                (LOC: Bank of America),
                5.380% due 03/15/2039+ ..........        2,185
      2,020     (Queen Anne Project),
                (LOC: Bank of America),
                5.370% due 12/01/2040+ ..........        2,020
      3,855     (Silver Creek Apartment Project),
                (FNMA Collateral),
                5.360% due 12/15/2037+ ..........        3,855
      2,730     (Washington Terrace Senior Apartments
                Project), (FNMA Collateral),
                5.360% due 09/15/2037+ ..........        2,730
                                                   -----------
              Total Taxable Municipal Bonds
                (Cost $372,053) .................      372,053
                                                   -----------

58                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             VALUE
    (000S)                                             (000S)
    ------                                             ------

 FUNDING AGREEMENTS - 5.4%
$    34,000   ING USA Annuity & Life Insurance
                Company,
                5.271% due 12/01/2006++*** ......  $    34,000^
     27,000   New York Life Insurance,
                5.160% due 08/02/2006++**** .....       27,000^
                                                   -----------
              Total Funding Agreements
                (Cost $61,000) ..................       61,000
                                                   -----------
TOTAL INVESTMENTS (Cost $1,132,243*) ....   99.4%    1,132,243
OTHER ASSETS (LIABILITIES) (NET) ........    0.6         6,516
                                           -----   -----------
NET ASSETS ..............................  100.0%  $ 1,138,759
                                           =====   ===========

--------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  *** Security is restricted and illiquid. It was acquired on January 13, 2006, and has a value of $0.03 per Fund share at July 31, 2006.
 **** Security is restricted and illiquid. It was acquired on August 3, 2005, and has a value of $0.03 per Fund share at July 31, 2006.
    + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2006.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++ Rate represents discount rate on purchase date.
    ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.



--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    AMBAC    --   American Municipal Bond Assurance Corporation
    CIFG     --   CDC IXIS Financial Guaranty
    COP      --   Certificate of Participation
    FGIC     --   Federal Guaranty Insurance Corporation
    FNMA     --   Federal National Mortgage Association
    FSA      --   Financial Security Assurance
    GO       --   General Obligation
    IDR      --   Enhanced Income Security
    LOC      --   Letter of Credit
    MBIA     --   Municipal Bond Investors Assurance
    MFHR     --   Multi-family Housing Revenue
--------------------------------------------------------------------------------

                      See Notes to Portfolio of Investments                   59

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------


1.   VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price from that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trusts. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.


REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trusts, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Fund enters into repurchase agreements.


FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.


FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments.


FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.


ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each Fund has valued the investments. This may have an adverse effect on each Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value per share of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.


SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

2.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At July 31, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.


3. UNREALIZED APPRECIATION/(DEPRECIATION)

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:


                                                                       (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

                                               EQUITY     GROWTH &    WEST COAST     MID CAP                 SMALL CAP    SMALL CAP
                                      REIT     INCOME      INCOME       EQUITY       STOCK       GROWTH        VALUE      GROWTH
                                      FUND      FUND       FUND        FUND         FUND          FUND         FUND        FUND
                                    ---------  --------   --------    ---------   ----------    --------    ---------   -----------
Tax basis unrealized appreciation . $ 163,173  $ 527,311  $ 557,914   $  550,980  $ 215,832   $  217,168    $  46,634    $  54,281
Tax basis unrealized depreciation .    (2,043)   (43,683)   (38,683)     (73,748)    (3,730)    (123,000)     (37,402)     (29,885)
                                    ---------  ---------  ---------   ----------  ---------   ----------    ---------    ---------
Net tax basis unrealized
appreciation ...................... $ 161,130  $ 483,628  $ 519,231   $  477,232  $ 212,102   $   94,168    $   9,232    $  24,396
                                    =========  =========  =========   ==========  =========   ==========    =========    =========


                                                                                                                          CALIFORNIA
                                                            U.S.                                                            INSURED
                                 INTERNATIONAL  SHORT TERM GOVERNMENT              HIGH        TAX-EXEMPT    CALIFORNIA INTERMEDIATE
                                    GROWTH      INCOME     SECURITIES    INCOME    YIELD          BOND       MUNICIPAL    MUNICIPAL
                                     FUND        FUND       FUND        FUND        FUND         FUND          FUND        FUND
                                    ---------  --------   --------    ---------   ----------    --------    ---------   -----------
Tax basis unrealized appreciation . $ 267,277  $    331   $  2,784    $  21,356   $  44,205     $ 10,932    $  14,049   $  1,537
Tax basis unrealized depreciation .   (24,760)   (4,910)   (57,020)     (41,966)    (26,346)        (156)        (347)      (281)
                                    ---------  --------   --------    ---------   ---------     --------    ---------   --------
Net tax basis unrealized
appreciation/(depreciation) ....... $ 242,517  $ (4,579)  $(54,236)   $ (20,610)  $  17,859     $ 10,776    $  13,702   $  1,256
                                    =========  ========   ========    =========   =========     ========    =========   ========


4.   SUBSEQUENT EVENTS

On July 25, 2006, Washington Mutual, the parent of the Advisor, the Distributor, and WM Shareholder Services, Inc. (the "Transfer Agent"), announced that it had entered into an agreement with Principal Financial Group to sell the Advisor, Distributor, and Transfer Agent to Principal Management Corporation, subject to, among other things, approval by the Trustees and shareholders of the Funds of the mergers of various Funds into funds advised by Principal Management Corporation. The Trustees of the Funds are currently considering proposals relating to such mergers. If approved by the Trustees, each such merger would be subject to approval by the shareholders of the relevant Funds, which would be sought through a proxy statement.


62